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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02699

AIM Growth Series (Invesco Growth Series)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 12/31

Date of reporting period: 06/30/14

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	June 30, 2014

Invesco Balance-Risk Retirement Fund

Invesco Balanced-Risk Retirement Now Fund

Nasdaq: A: IANAX ■ AX: VIRAX ■ B: IANBX

C: IANCX ■ CX: VIRCX ■ R: IANRX

RX: VIRRX ■ Y: IANYX ■ R5: IANIX

R6: IANFX

Invesco Balanced-Risk Retirement 2020 Fund

Nasdaq: A: AFTAX ■ AX: VRCAX ■ B: AFTBX

C: AFTCX ■ CX: VRCCX ■ R: ATFRX

RX: VRCRX ■ Y: AFTYX ■ R5: AFTSX

R6: VRCFX

Invesco Balanced-Risk Retirement 2030 Fund

Nasdaq: A: TNAAX ■ AX: VREAX ■ B: TNABX

C: TNACX ■ CX: VRECX ■ R: TNARX

RX: VRERX ■ Y: TNAYX ■ R5: TNAIX

R6: TNAFX

Invesco Balanced-Risk Retirement 2040 Fund

Nasdaq: A: TNDAX ■ AX: VRGAX ■ B: TNDBX

C: TNDCX ■ CX: VRGCX ■ R: TNDRX

RX: VRGRX ■ Y: TNDYX ■ R5: TNDIX

R6: TNDFX

Invesco Balanced-Risk Retirement 2050 Fund

Nasdaq: A: TNEAX ■ AX: VRIAX ■ B: TNEBX

C: TNECX ■ CX: VRICX ■ R: TNERX

RX: VRIRX ■ Y: TNEYX ■ R5: TNEIX

R6: TNEFX

2	Fund Performance

12	Letters to Shareholders

13	Schedule of Investments

16	Financial Statements

22	Notes to Financial Statements

32	Financial Highlights

37	Fund Expenses

40	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary – Invesco Balanced-Risk Retirement Now Fund

Fund vs. Indexes

Cumulative total returns, 12/31/13 to 6/30/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.82%
Class AX Shares	3.82
Class B Shares	3.42
Class C Shares	3.54
Class CX Shares	3.42
Class R Shares	3.72
Class RX Shares	3.72
Class Y Shares	3.91
Class R5 Shares	3.91
Class R6 Shares	3.91
S&P 500 Index▼ (Broad Market Index)	7.14
Custom Balanced-Risk Allocation Broad Index■ (Style-Specific Index)	5.93
Custom IBRR Now Index■ (Style-Specific Index)	3.19
Lipper Mixed-Asset Target Today Index¿ (Peer Group Index)	4.55
Source(s): ▼FactSet Research Systems Inc.; ■Invesco, FactSet Research Systems Inc.; ♦Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Custom Balanced-Risk Allocation Broad Index consists of 60% S&P 500 Index and 40% Barclays U.S. Aggregate Index.

    The Custom IBRR Now Index was created by Invesco to serve as a style-specific benchmark for the Fund. From the inception of the Fund to November 4, 2009, the index comprised the Custom Independence Now Index, which included the following indexes: Russell 3000, MSCI EAFE, FTSE NAREIT Equity REITs, Barclays U.S. Universal and the three-month US Treasury bill. From November 4, 2009, through November 30, 2009, the index comprised the MSCI World Index, the JP Morgan Global Government Bond Index and the three month US Treasury bill. Since December 1, 2009, the index has comprised the MSCI World Index, the Barclays U.S. Aggregate Index and the three-month US Treasury bill. The composition of the index may change from time to time based upon the target allocation of the Fund and will likely be altered in the future to better reflect the Fund’s objective.

    The Lipper Mixed-Asset Target Today Index is an unmanaged index considered representative of Mixed-Asset Target Today funds tracked by Lipper.

    The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of US real estate investment trusts (REITs).

    The Barclays U.S. Universal Index is an unmanaged index comprising US dollar-denominated, taxable bonds that are rated investment grade or below investment grade.

    The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

    The JP Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly, consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, the Netherlands, Spain, Sweden, the United Kingdom and the United States.

    The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Balanced-Risk Retirement Funds

Average Annual Total Returns
As of 6/30/14, including maximum applicable sales charges

Class A Shares
Inception (1/31/07)	2.28%
5 Years	5.92
1 Year	1.29

Class AX Shares
Inception	2.27%
5 Years	5.90
1 Year	1.29

Class B Shares
Inception (1/31/07)	2.28%
5 Years	5.98
1 Year	1.38

Class C Shares
Inception (1/31/07)	2.30%
5 Years	6.35
1 Year	5.50

Class CX Shares
Inception	2.28%
5 Years	6.30
1 Year	5.38

Class R Shares
Inception (1/31/07)	2.82%
5 Years	6.89
1 Year	7.02

Class RX Shares
Inception	2.79%
5 Years	6.83
1 Year	6.92

Class Y Shares
Inception	3.26%
5 Years	7.41
1 Year	7.36

Class R5 Shares
Inception (1/31/07)	3.32%
5 Years	7.38
1 Year	7.49

Class R6 Shares
Inception	3.12%
5 Years	7.22
1 Year	7.48

Class AX shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class CX and Class RX shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares, restated to reflect the higher

12b-1 fees applicable to Class CX and RX shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares was 0.79%, 0.79%, 1.54%, 1.54%, 1.54%, 1.04%, 1.04%, 0.54%, 0.54% and 0.54%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares was 1.39%, 1.39%, 2.14%, 2.14%, 2.14%, 1.64%, 1.64%, 1.14%, 1.08% and 0.99%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A and Class AX share performance reflects the maximum 5.50% sales charge, and Class B, Class C and Class CX share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C and Class CX shares is 1% for the first year after purchase. Class R, Class RX, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.54% for Invesco Balanced-Risk Retirement Now Fund.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2015. See current prospectus for more information.

3                         Invesco Balanced-Risk Retirement Funds

Fund Performance

Performance summary – Invesco Balanced-Risk Retirement 2020 Fund

Fund vs. Indexes

Cumulative total returns, 12/31/13 to 6/30/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	5.47%
Class AX Shares	5.59
Class B Shares	5.10
Class C Shares	5.00
Class CX Shares	5.11
Class R Shares	5.28
Class RX Shares	5.28
Class Y Shares	5.69
Class R5 Shares	5.56
Class R6 Shares	5.66
S&P 500 Index▼ (Broad Market Index)	7.14
Custom Balanced-Risk Allocation Broad Index■ (Style-Specific Index)	5.93
Custom IBRR 2020 Index■ (Style-Specific Index)	4.44
Lipper Mixed-Asset Target 2020 Funds Index¿ (Peer Group Index)	4.91
Source(s): ▼FactSet Research Systems Inc.; ■Invesco, FactSet Research Systems Inc.; ♦Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Custom Balanced-Risk Allocation Broad Index consists of 60% S&P 500 Index and 40% Barclays U.S. Aggregate Index.

    The Custom IBRR 2020 Index was created by Invesco to serve as a style-specific benchmark for the Fund. From the inception of the Fund to November 4, 2009, the index comprised the Custom Independence 2020 Index, which included the following indexes: Russell 3000, MSCI EAFE, FTSE NAREIT Equity REITs and Barclays U.S. Universal. From November 4, 2009, through November 30, 2009, the index comprised the MSCI World Index and the JP Morgan Global Government Bond Index. Since December 1, 2009, the index has comprised the MSCI World Index and the Barclays U.S. Aggregate Index. The composition of the index may change from time to time based upon the target allocation of the Fund and will likely be altered in the future to better reflect the Fund’s objective.

    The Lipper Mixed-Asset Target 2020 Funds Index is an unmanaged index considered representative of mixed-asset target 2020 funds tracked by Lipper.

    The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of US real estate investment trusts (REITs).

    The Barclays U.S. Universal Index is an unmanaged index comprising US dollar-denominated, taxable bonds that are rated investment grade or below investment grade.

    The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

    The JP Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly, consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, the Netherlands, Spain, Sweden, the United Kingdom and the United States.

    The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

4                         Invesco Balanced-Risk Retirement Funds

Average Annual Total Returns
As of 6/30/14, including maximum applicable sales charges

Class A Shares
Inception (1/31/07)	3.19%
5 Years	9.81
1 Year	4.51

Class AX Shares
Inception	3.19%
5 Years	9.81
1 Year	4.51

Class B Shares
Inception (1/31/07)	3.18%
5 Years	9.95
1 Year	4.61

Class C Shares
Inception (1/31/07)	3.16%
5 Years	10.21
1 Year	8.63

Class CX Shares
Inception	3.20%
5 Years	10.23
1 Year	8.74

Class R Shares
Inception (1/31/07)	3.70%
5 Years	10.75
1 Year	10.25

Class RX Shares
Inception	3.70%
5 Years	10.76
1 Year	10.25

Class Y Shares
Inception	4.16%
5 Years	11.30
1 Year	10.77

Class R5 Shares
Inception (1/31/07)	4.23%
5 Years	11.31
1 Year	10.72

Class R6 Shares
Inception	4.05%
5 Years	11.18
1 Year	10.82

Class AX shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class CX and Class RX shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares, restated to reflect the higher

12b-1 fees applicable to Class CX and Class RX shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares was 0.96%, 0.96%, 1.71%, 1.71%, 1.71%, 1.21%, 1.21%, 0.71%, 0.71% and 0.71%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares was 1.37%, 1.37%, 2.12%, 2.12%, 2.12%, 1.62%, 1.62%, 1.12%, 1.03% and 0.94%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A and Class AX share performance reflects the maximum 5.50% sales charge, and Class B, Class C and Class CX share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C and Class CX shares is 1% for the first year after purchase. Class R, Class RX, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.71% for Invesco Balanced-Risk Retirement 2020 Fund.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2015. See current prospectus for more information.

5                         Invesco Balanced-Risk Retirement Funds

Fund Performance

Performance summary – Invesco Balanced-Risk Retirement 2030 Fund

Fund vs. Indexes

Cumulative total returns, 12/31/13 to 6/30/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	7.08%
Class AX Shares	7.19
Class B Shares	6.70
Class C Shares	6.82
Class CX Shares	6.70
Class R Shares	7.01
Class RX Shares	7.01
Class Y Shares	7.28
Class R5 Shares	7.27
Class R6 Shares	7.27
S&P 500 Index▼ (Broad Market Index)	7.14
Custom Balanced-Risk Allocation Broad Index■ (Style-Specific Index)	5.93
Custom IBRR 2030 Index■ (Style-Specific Index)	5.40
Lipper Mixed-Asset Target 2030 Funds Index♦ (Peer Group Index)	5.49
Source(s): ▼FactSet Research Systems Inc.; ■Invesco, FactSet Research Systems Inc.; ♦Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Custom Balanced-Risk Allocation Broad Index consists of 60% S&P 500 Index and 40% Barclays U.S. Aggregate Index.

    The Custom IBRR 2030 Index was created by Invesco to serve as a style-specific benchmark for the Fund. From the inception of the Fund to November 4, 2009, the index comprised the Custom Independence 2030 Index, which included the following indexes: Russell 3000, MSCI EAFE, FTSE NAREIT Equity REITs and Barclays U.S. Universal. From November 4, 2009, through November 30, 2009, the index comprised the MSCI World Index and the JP Morgan Global Government Bond Index. Since December 1, 2009, the index has comprised the MSCI World Index and the Barclays U.S. Aggregate Index. The composition of the index may change from time to time based upon the target allocation of the Fund and will likely be altered in the future to better reflect the Fund’s objective.

    The Lipper Mixed-Asset Target 2030 Funds Index is an unmanaged index considered representative of mixed-asset target 2030 funds tracked by Lipper.

    The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of US real estate investment trusts (REITs).

    The Barclays U.S. Universal Index is an unmanaged index comprising US dollar-denominated, taxable bonds that are rated investment grade or below investment grade.

    The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

    The JP Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly, consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, the Netherlands, Spain, Sweden, the United Kingdom and the United States.

    The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

6                         Invesco Balanced-Risk Retirement Funds

Average Annual Total Returns
As of 6/30/14, including maximum applicable sales charges

Class A Shares
Inception (1/31/07)	2.75%
5 Years	10.76
1 Year	7.31

Class AX Shares
Inception	2.77%
5 Years	10.78
1 Year	7.42

Class B Shares
Inception (1/31/07)	2.76%
5 Years	10.91
1 Year	7.64

Class C Shares
Inception (1/31/07)	2.77%
5 Years	11.18
1 Year	11.90

Class CX Shares
Inception	2.78%
5 Years	11.21
1 Year	11.90

Class R Shares
Inception (1/31/07)	3.27%
5 Years	11.76
1 Year	13.38

Class RX Shares
Inception	3.29%
5 Years	11.76
1 Year	13.39

Class Y Shares
Inception	3.75%
5 Years	12.31
1 Year	13.93

Class R5 Shares
Inception (1/31/07)	3.81%
5 Years	12.35
1 Year	13.90

Class R6 Shares
Inception	3.61%
5 Years	12.13
1 Year	13.90

Class AX shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class CX and Class RX shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class CX and

Class RX shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares was 1.12%, 1.12%, 1.87%, 1.87%, 1.87%, 1.37%, 1.37%, 0.87%, 0.87% and 0.87%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares was 1.55%, 1.55%, 2.30%, 2.30%, 2.30%, 1.80%, 1.80%, 1.30%, 1.20% and 1.11%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A and Class AX share performance reflects the maximum 5.50% sales charge, and Class B, Class C and Class CX share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C and Class CX shares is 1% for the first year after purchase. Class R, Class RX, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.87% for Invesco Balanced-Risk Retirement 2030 Fund.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2015. See current prospectus for more information.

7                         Invesco Balanced-Risk Retirement Funds

Fund Performance

Performance summary – Invesco Balanced-Risk Retirement 2040 Fund

Fund vs. Indexes

Cumulative total returns, 12/31/13 to 6/30/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	8.39%
Class AX Shares	8.27
Class B Shares	7.87
Class C Shares	7.88
Class CX Shares	7.89
Class R Shares	8.19
Class RX Shares	8.18
Class Y Shares	8.49
Class R5 Shares	8.48
Class R6 Shares	8.48
S&P 500 Index▼ (Broad Market Index)	7.14
Custom Balanced-Risk Allocation Broad Index■ (Style-Specific Index)	5.93
Custom IBRR 2040 Index■ (Style-Specific Index)	5.51
Lipper Mixed-Asset Target 2040 Funds Index¿ (Peer Group Index)	5.76
Source(s): ▼FactSet Research Systems Inc.; ■Invesco, FactSet Research Systems Inc.; ♦Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Custom Balanced-Risk Allocation Broad Index consists of 60% S&P 500 Index and 40% Barclays U.S. Aggregate Index.

    The Custom IBRR 2040 Index was created by Invesco to serve as a style-specific benchmark for the Fund. From the inception of the Fund to November 4, 2009, the index comprised the Custom Independence 2040 Index, which included the following indexes: Russell 3000, MSCI EASE, FTSE NEREIT Equity REITs and Barclays U.S. Universal. From November 4, 2009, through November 30, 2009, the index comprised the MSCI World Index and the JP Morgan Global Government Bond Index. Since December 1, 2009, the index has comprised the MSCI World Index and the Barclays U.S. Aggregate Index. The composition of the index may change from time to time based upon the target allocation of the Fund and will likely be altered in the future to better reflect the Fund’s objective.

    The Lipper Mixed-Asset Target 2040 Funds Index is an unmanaged index considered representative of mixed-asset target 2040 funds tracked by Lipper.

    The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of US real estate investment trusts (REITs).

    The Barclays U.S. Universal Index is an unmanaged index comprising US dollar-denominated, taxable bonds that are rated investment grade or below investment grade.

    The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

    The JP Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly, consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, the Netherlands, Spain, Sweden, the United Kingdom and the United States.

    The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

8                         Invesco Balanced-Risk Retirement Funds

Average Annual Total Returns
As of 6/30/14, including maximum applicable sales charges

Class A Shares
Inception (1/31/07)	2.49%
5 Years	11.19
1 Year	9.43

Class AX Shares
Inception	2.47%
5 Years	11.16
1 Year	9.43

Class B Shares
Inception (1/31/07)	2.50%
5 Years	11.34
1 Year	9.97

Class C Shares
Inception (1/31/07)	2.49%
5 Years	11.61
1 Year	13.99

Class CX Shares
Inception	2.48%
5 Years	11.58
1 Year	14.01

Class R Shares
Inception (1/31/07)	3.00%
5 Years	12.17
1 Year	15.49

Class RX Shares
Inception	3.01%
5 Years	12.17
1 Year	15.61

Class Y Shares
Inception	3.47%
5 Years	12.74
1 Year	16.08

Class R5 Shares
Inception (1/31/07)	3.51%
5 Years	12.73
1 Year	16.06

Class R6 Shares
Inception	3.34%
5 Years	12.56
1 Year	16.20

Class AX shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class CX and Class RX shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class CX and

Class RX shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares was 1.24%, 1.24%, 1.99%, 1.99%, 1.99%, 1.49%, 1.49%, 0.99%, 0.99% and 0.99%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares was 1.86%, 1.86%, 2.61%, 2.61%, 2.61%, 2.11%, 2.11%, 1.61%, 1.46% and 1.36%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A and Class AX share performance reflects the maximum 5.50% sales charge, and Class B, Class C and Class CX share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C and Class CX shares is 1% for the first year after purchase. Class R, Class RX, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.99% for Invesco Balanced-Risk Retirement 2040 Fund.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2015. See current prospectus for more information.

9                         Invesco Balanced-Risk Retirement Funds

Fund Performance

Performance summary – Invesco Balanced-Risk Retirement 2050 Fund

Fund vs. Indexes

Cumulative total returns, 12/31/13 to 6/30/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	9.50%
Class AX Shares	9.50
Class B Shares	9.14
Class C Shares	8.99
Class CX Shares	9.12
Class R Shares	9.30
Class RX Shares	9.42
Class Y Shares	9.73
Class R5 Shares	9.60
Class R6 Shares	9.59
S&P 500 Index▼ (Broad Market Index)	7.14
Custom Balanced-Risk Allocation Broad Index■ (Style-Specific Index)	5.93
Custom IBRR 2050 Index■ (Style-Specific Index)	5.61
Lipper Mixed-Asset Target 2050 Funds Classification Average¿ (Peer Group)	5.77
Source(s): ▼FactSet Research Systems Inc.; ■Invesco, FactSet Research Systems Inc.; ♦Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Custom Balanced-Risk Allocation Broad Index consists of 60% S&P 500 Index and 40% Barclays U.S. Aggregate Index.

    The Custom IBRR 2050 Index was created by Invesco to serve as a style-specific benchmark for the Fund. From the inception of the Fund to November 4, 2009, the index comprised the Custom Independence 2050 Index, which included the following indexes: Russell 3000, MSCI EAFE, FTSE NAREIT Equity REITs and Barclays U.S. Universal. From November 4, 2009, through November 30, 2009, the index comprised the MSCI World Index and the JP Morgan Global Government Bond Index. Since December 1, 2009, the index has comprised the MSCI World Index and the Barclays U.S. Aggregate Index. The composition of the index may change from time to time based upon the target allocation of the Fund and will likely be altered in the future to better reflect the Fund’s objective.

    The Lipper Mixed-Asset Target 2050 Funds Classification Average represents an average of all of the funds in the Lipper Mixed-Asset Target 2050 Funds classification.

    The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of US real estate investment trusts (REITs).

    The Barclays U.S. Universal Index is an unmanaged index comprising US dollar-denominated, taxable bonds that are rated investment grade or below investment grade.

    The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

    The JP Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly, consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, the Netherlands, Spain, Sweden, the United Kingdom and the United States.

    The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

10                         Invesco Balanced-Risk Retirement Funds

Average Annual Total Returns
As of 6/30/14, including maximum applicable sales charges

Class A Shares
Inception (1/31/07)	2.31%
5 Years	11.55
1 Year	11.63

Class AX Shares
Inception	2.29%
5 Years	11.52
1 Year	11.63

Class B Shares
Inception (1/31/07)	2.31%
5 Years	11.71
1 Year	12.23

Class C Shares
Inception (1/31/07)	2.31%
5 Years	11.95
1 Year	16.20

Class CX Shares
Inception	2.31%
5 Years	11.96
1 Year	16.21

Class R Shares
Inception (1/31/07)	2.82%
5 Years	12.53
1 Year	17.82

Class RX Shares
Inception	2.83%
5 Years	12.53
1 Year	17.81

Class Y Shares
Inception	3.29%
5 Years	13.09
1 Year	18.54

Class R5 Shares
Inception (1/31/07)	3.33%
5 Years	13.09
1 Year	18.38

Class R6 Shares
Inception	3.15%
5 Years	12.92
1 Year	18.36

Class AX shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class CX and Class RX shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares, restated to reflect the higher

12b-1 fees applicable to Class CX and Class RX shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares was 1.36%, 1.36%, 2.11%, 2.11%, 2.11%, 1.61%, 1.61%, 1.11%, 1.11% and 1.11%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares was 2.42%, 2.42%, 3.17%, 3.17%, 3.17%, 2.67%, 2.67%, 2.17%, 1.92% and 1.83%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A and Class AX share performance reflects the maximum 5.50% sales charge, and Class B, Class C and Class CX share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C and Class CX shares is 1% for the first year after purchase. Class R, Class RX, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 1.11% for Invesco Balanced-Risk Retirement 2050 Fund.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2015. See current prospectus for more information.

11                         Invesco Balanced-Risk Retirement Funds

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

While the members of the Invesco Funds Board, which I chair, can’t dictate the performance of the Invesco funds, be assured that your Board works diligently throughout the year to focus on how your investments are managed. Our job is to represent you and your interests on a variety of fund management-related matters. We carefully monitor how the portfolio management teams of the Invesco funds are performing in light of ever-changing and often unpredictable economic and market conditions, and we ensure that each fund’s management team adheres to the investment strategies and investment process explained in the fund’s prospectus.

    Perhaps our most significant responsibility is conducting the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review, which is required by the Investment Company Act of 1940, focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information from Invesco that allows us to evaluate the quality of its services and the reasonableness of its fees. We also use information from a variety of independent sources, including materials provided by the independent senior officer of the Invesco funds, who reports directly to the independent trustees on the Board. Additionally, we meet with legal counsel and review performance and fee data prepared for us by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.

    After a careful review, the members of the Invesco Funds Board approved the continuation of advisory and sub-advisory contracts with Invesco Advisers and its affiliates.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

    Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

    Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

12                         Invesco Balanced-Risk Retirement Funds

Schedule of Investments

June 30, 2014

(Unaudited)

Invesco Balanced-Risk Retirement Now Fund

Schedule of Investments in Affiliated Issuers–99.95%(a)

	% of Net Assets 06/30/14	Value 12/31/13	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 06/30/14	Value 06/30/14
Asset Allocation Funds–60.67%
Invesco Balanced-Risk Allocation Fund– Class R6	60.67%	$31,613,424	$—	$(3,424,353)	$2,065,933	$(134,799)	$—	2,373,539	$30,120,205

Money Market Funds–39.28%
Liquid Assets Portfolio–Institutional Class	19.64%	10,512,131	2,838,742	(3,602,761)	—	—	3,150	9,748,112	9,748,112
Premier Portfolio–Institutional Class	19.64%	10,512,132	2,838,742	(3,602,762)	—	—	1,074	9,748,112	9,748,112
Total Money Market Funds		21,024,263	5,677,484	(7,205,523)	—	—	4,224	19,496,224	19,496,224
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $45,736,306)	99.95%	$52,637,687	$5,677,484	$(10,629,876)	$2,065,933	$(134,799)	$4,224		$49,616,429
OTHER ASSETS LESS LIABILITIES	0.05%								23,542
NET ASSETS	100.00%								$49,639,971

Invesco Balanced-Risk Retirement 2020 Fund

Schedule of Investments in Affiliated Issuers–100.08%(a)

	% of Net Assets 06/30/14	Value 12/31/13	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 06/30/14	Value 06/30/14
Asset Allocation Funds–84.60%
Invesco Balanced-Risk Allocation Fund– Class R6	84.60%	$115,737,869	$—	$(12,844,287)	$7,599,297	$(609,090)	$—	8,659,085	$109,883,789

Money Market Funds–15.48%
Liquid Assets Portfolio–Institutional Class	7.74%	8,894,379	7,452,822	(6,297,631)	—	—	2,957	10,049,570	10,049,570
Premier Portfolio–Institutional Class	7.74%	8,894,379	7,452,821	(6,297,630)	—	—	998	10,049,570	10,049,570
Total Money Market Funds		17,788,758	14,905,643	(12,595,261)	—	—	3,955	20,099,140	20,099,140
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $119,897,722)	100.08%	$133,526,627	$14,905,643	$(25,439,548)	$7,599,297	$(609,090)	$3,955		$129,982,929
OTHER ASSETS LESS LIABILITIES	(0.08)%								(107,895)
NET ASSETS	100.00%								$129,875,034

Invesco Balanced-Risk Retirement 2030 Fund

Schedule of Investments in Affiliated Issuers–100.05%(a)

	% of Net Assets 06/30/14	Value 12/31/13	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 06/30/14	Value 06/30/14
Asset Allocation Funds–99.37%
Invesco Balanced-Risk Allocation Fund–Class R6	80.25%	$104,369,953	$3,358,082	$(3,784,003)	$7,052,527	$(248,310)	$—	8,727,206	$110,748,249
Invesco Balanced-Risk Aggressive Allocation Fund	19.12%	27,326,360	136,660	(3,590,538)	2,580,895	(74,119)	—	2,502,776	26,379,258
Total Asset Allocation Funds		131,696,313	3,494,742	(7,374,541)	9,633,422	(322,429)	—	11,229,982	137,127,507

Money Market Funds–0.68%
Liquid Assets Portfolio–Institutional Class	0.34%	500,553	4,858,469	(4,893,055)	—	—	36	465,967	465,967
Premier Portfolio–Institutional Class	0.34%	500,553	4,858,469	(4,893,055)	—	—	112	465,967	465,967
Total Money Market Funds		1,001,106	9,716,938	(9,786,110)	—	—	148	931,934	931,934
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $127,074,657)	100.05%	$132,697,419	$13,211,680	$(17,160,651)	$9,633,422	$(322,429)	$148		$138,059,441
OTHER ASSETS LESS LIABILITIES	(0.05)%								(61,218)
NET ASSETS	100.00%								$137,998,223

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Balanced-Risk Retirement Funds

Schedule of Investments—(continued)

June 30, 2014

(Unaudited)

Invesco Balanced-Risk Retirement 2040 Fund

Schedule of Investments in Affiliated Issuers–100.46%(a)

	% of Net Assets 06/30/14	Value 12/31/13	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 06/30/14	Value 06/30/14
Asset Allocation Funds–99.90%
Invesco Balanced-Risk Allocation Fund–Class R6	47.17%	$35,432,090	$2,296,578	$(848,792)	$2,446,204	$(29,399)	$—	3,096,665	$39,296,681
Invesco Balanced-Risk Aggressive Allocation Fund	52.73%	42,448,840	726,780	(3,384,076)	4,171,221	(41,257)	—	4,167,126	43,921,508
Total Asset Allocation Funds		77,880,930	3,023,358	(4,232,868)	6,617,425	(70,656)	—	7,263,791	83,218,189

Money Market Funds–0.56%
Liquid Assets Portfolio–Institutional Class	0.28%	303,107	3,195,278	(3,263,908)	—	—	59	234,477	234,477
Premier Portfolio–Institutional Class	0.28%	303,107	3,195,278	(3,263,908)	—	—	20	234,477	234,477
Total Money Market Funds		606,214	6,390,556	(6,527,816)	—	—	79	468,954	468,954
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $79,412,742)	100.46%	$78,487,144	$9,413,914	$(10,760,684)	$6,617,425	$(70,656)	$79		$83,687,143
OTHER ASSETS LESS LIABILITIES	(0.46)%								(381,979)
NET ASSETS	100.00%								$83,305,164

Invesco Balanced-Risk Retirement 2050 Fund

Schedule of Investments in Affiliated Issuers–100.13%(a)

	% of Net Assets 06/30/14	Value 12/31/13	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 06/30/14	Value 06/30/14
Asset Allocation Funds–99.31%
Invesco Balanced-Risk Allocation Fund–Class R6	13.77%	$4,938,551	$1,011,566	$(212,253)	$377,592	$(16,517)	$—	480,610	$6,098,939
Invesco Balanced-Risk Aggressive Allocation Fund	85.54%	35,480,587	1,262,877	(2,347,517)	3,575,708	(71,730)	—	3,595,818	37,899,925
Total Asset Allocation Funds		40,419,138	2,274,443	(2,559,770)	3,953,300	(88,247)	—	4,076,428	43,998,864

Money Market Funds–0.82%
Liquid Assets Portfolio–Institutional Class	0.41%	155,355	2,328,262	(2,299,821)	—	—	33	183,796	183,796
Premier Portfolio–Institutional Class	0.41%	155,355	2,328,261	(2,299,821)	—	—	11	183,795	183,795
Total Money Market Funds		310,710	4,656,523	(4,599,642)	—	—	44	367,591	367,591
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $42,042,535)	100.13%	$40,729,848	$6,930,966	$(7,159,412)	$3,953,300	$(88,247)	$44		$44,366,455
OTHER ASSETS LESS LIABILITIES	(0.13)%								(58,917)
NET ASSETS	100.00%								$44,307,538

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Balanced-Risk Retirement Funds

Portfolio Composition

June 30, 2014

(Unaudited)

Invesco Balanced-Risk Retirement Now

Asset Class*	Risk Allocation	% of Total Net Assets as of 6/30/14**
Equity	36.27%	22.49%
Fixed Income	35.88	60.01
Commodities	24.64	18.58
Cash	3.21	39.28

Invesco Balanced-Risk Retirement 2020

Asset Class*	Risk Allocation	% of Total Net Assets as of 6/30/14**
Equity	37.13%	31.33%
Fixed Income	36.73	83.61
Commodities	25.22	25.88
Cash	0.92	15.48

Invesco Balanced-Risk Retirement 2030

Asset Class*	Risk Allocation	% of Total Net Assets as of 6/30/14**
Equity	37.47%	40.38%
Fixed Income	37.07	107.74
Commodities	25.46	33.35
Cash	0.00	0.68

Invesco Balanced-Risk Retirement 2040

Asset Class*	Risk Allocation	% of Total Net Assets as of 6/30/14**
Equity	37.47%	46.64%
Fixed Income	37.07	124.45
Commodities	25.46	38.53
Cash	0.00	0.56

Invesco Balanced-Risk Retirement 2050

Asset Class*	Risk Allocation	% of Total Net Assets as of 6/30/14**
Equity	37.47%	52.64%
Fixed Income	37.07	140.45
Commodities	25.46	43.48
Cash	0.00	0.82

*	Based on the expected market exposure through investments in the underlying funds.
**	Due to the use of leverage, the percentages may not equal 100%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Balanced-Risk Retirement Funds

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

	Invesco Balanced-Risk Retirement Now Fund	Invesco Balanced-Risk Retirement 2020 Fund	Invesco Balanced-Risk Retirement 2030 Fund	Invesco Balanced-Risk Retirement 2040 Fund	Invesco Balanced-Risk Retirement 2050 Fund
Assets:
Investments in affiliated underlying funds, at value	$49,616,429	$129,982,929	$138,059,441	$83,687,143	$44,366,455
Receivable for:
Fund shares sold	28,745	257,467	83,841	45,793	39,731
Dividends from affiliated underlying funds	668	677	31	16	8
Fund expenses absorbed	5,693	7,391	6,434	—	6,862
Investment for trustee deferred compensation and retirement plans	40,018	32,169	31,897	29,116	25,825
Other assets	57,971	58,498	57,312	56,397	55,786
Total assets	49,749,524	130,339,131	138,238,956	83,818,465	44,494,667

Liabilities:
Payable for:
Fund shares reacquired	13,342	316,848	89,083	401,218	101,991
Dividends	21	137	176	319	212
Accrued fees to affiliates	33,625	86,842	89,981	57,391	35,583
Accrued trustees’ and officer’s fees and benefits	488	356	381	530	485
Accrued operating expenses	21,222	26,054	27,638	23,861	22,308
Trustee deferred compensation and retirement plans	40,855	33,860	33,474	29,982	26,550
Total liabilities	109,553	464,097	240,733	513,301	187,129
Net assets applicable to shares outstanding	$49,639,971	$129,875,034	$137,998,223	$83,305,164	$44,307,538

Net assets consist of:
Shares of beneficial interest	$45,030,159	$117,274,155	$123,498,234	$76,403,613	$40,831,526
Undistributed net investment income (loss)	(109,528)	(186,084)	(201,269)	220,077	(71,191)
Undistributed net realized gain	839,217	2,701,756	3,716,474	2,407,073	1,223,283
Net unrealized appreciation	3,880,123	10,085,207	10,984,784	4,274,401	2,323,920
	$49,639,971	$129,875,034	$137,998,223	$83,305,164	$44,307,538

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Balanced-Risk Retirement Funds

Statement of Assets and Liabilities—(continued)

June 30, 2014

(Unaudited)

	Invesco Balanced-Risk Retirement Now Fund	Invesco Balanced-Risk Retirement 2020 Fund	Invesco Balanced-Risk Retirement 2030 Fund	Invesco Balanced-Risk Retirement 2040 Fund	Invesco Balanced-Risk Retirement 2050 Fund
Net Assets:
Class A	$14,884,299	$51,816,532	$53,298,598	$35,021,179	$13,562,050
Class AX	$12,495,862	$11,168,792	$7,311,953	$3,538,409	$1,198,121
Class B	$448,174	$2,088,110	$2,596,433	$1,030,769	$404,307
Class C	$4,580,607	$9,337,537	$13,116,965	$5,721,091	$3,785,696
Class CX	$3,388,627	$2,862,958	$1,932,496	$601,723	$144,259
Class R	$1,800,885	$9,245,164	$12,775,230	$9,509,652	$5,654,105
Class RX	$203,707	$942,933	$1,099,807	$658,008	$225,377
Class Y	$1,820,829	$7,024,074	$5,784,879	$2,421,044	$2,253,345
Class R5	$9,708,218	$34,396,614	$38,976,097	$23,655,053	$16,712,945
Class R6	$308,763	$992,320	$1,105,765	$1,148,236	$367,333

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	1,608,642	5,273,106	5,503,650	3,875,245	1,509,168
Class AX	1,352,108	1,136,689	754,840	391,816	133,206
Class B	49,463	215,705	271,765	115,684	45,743
Class C	505,274	966,257	1,374,008	642,905	427,557
Class CX	373,949	296,181	202,422	67,686	16,301
Class R	195,616	945,827	1,327,739	1,058,678	632,956
Class RX	22,169	96,478	114,373	73,188	25,219
Class Y	195,525	713,977	595,203	266,992	249,949
Class R5	1,042,509	3,479,927	4,001,168	2,605,167	1,852,379
Class R6	33,161	100,272	113,516	126,474	40,663
Class A:
Net asset value per share	$9.25	$9.83	$9.68	$9.04	$8.99
Maximum offering price per share
(Net asset value ÷ 94.50%)	$9.79	$10.40	$10.24	$9.57	$9.51
Class AX:
Net asset value per share	$9.24	$9.83	$9.69	$9.03	$8.99
Maximum offering price per share
(Net asset value ÷ 94.50%)	$9.78	$10.40	$10.25	$9.56	$9.51
Class B:
Net asset value and offering price per share	$9.06	$9.68	$9.55	$8.91	$8.84
Class C:
Net asset value and offering price per share	$9.07	$9.66	$9.55	$8.90	$8.85
Class CX:
Net asset value and offering price per share	$9.06	$9.67	$9.55	$8.89	$8.85
Class R:
Net asset value and offering price per share	$9.21	$9.77	$9.62	$8.98	$8.93
Class RX:
Net asset value and offering price per share	$9.19	$9.77	$9.62	$8.99	$8.94
Class Y:
Net asset value and offering price per share	$9.31	$9.84	$9.72	$9.07	$9.02
Class R5:
Net asset value and offering price per share	$9.31	$9.88	$9.74	$9.08	$9.02
Class R6:
Net asset value and offering price per share	$9.31	$9.90	$9.74	$9.08	$9.03
Cost of Investments in affiliated underlying funds	$45,736,306	$119,897,722	$127,074,657	$79,412,742	$42,042,535

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Balanced-Risk Retirement Funds

Statement of Operations

For the six months ended June 30, 2014

(Unaudited)

	Invesco Balanced-Risk Retirement Now Fund	Invesco Balanced-Risk Retirement 2020 Fund	Invesco Balanced-Risk Retirement 2030 Fund	Invesco Balanced-Risk Retirement 2040 Fund	Invesco Balanced-Risk Retirement 2050 Fund
Investment income:
Dividends from affiliated underlying funds	$4,224	$3,955	$148	$79	$44
Other Income	1,970	1,331	1,295	1,263	696
Total investment income	6,194	5,286	1,443	1,342	740

Expenses:
Administrative services fees	24,795	24,795	24,795	24,795	24,795
Custodian fees	3,391	3,388	3,537	3,385	3,413
Distribution fees:
Class A	18,893	63,697	63,786	42,076	16,238
Class AX	16,622	14,210	9,458	4,280	1,448
Class B	2,294	11,008	13,138	5,130	1,990
Class C	22,562	47,718	61,284	28,258	18,177
Class CX	17,995	14,480	9,196	2,867	678
Class R	4,386	23,811	30,650	22,330	12,764
Class RX	580	2,794	2,766	1,565	607
Transfer agent fees	38,791	100,818	105,035	77,142	51,327
Transfer agent fees — R5	3,967	12,274	16,624	10,896	8,077
Transfer agent fees — R6	13	19	21	33	17
Trustees’ and officers’ fees and benefits	12,863	13,404	13,416	13,064	12,640
Registration and filing fees	54,094	57,520	56,219	54,151	53,206
Professional services fees	19,863	20,266	20,362	20,634	19,710
Other	15,621	22,470	24,038	29,791	17,965
Total expenses	256,730	432,672	454,325	340,397	243,052
Less: Expenses reimbursed	(173,426)	(255,041)	(264,168)	(224,276)	(191,194)
Net expenses	83,304	177,631	190,157	116,121	51,858
Net investment income (loss)	(77,110)	(172,345)	(188,714)	(114,779)	(51,118)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from affiliated underlying fund shares	(134,799)	(609,090)	(322,429)	(70,656)	(88,247)
Change in net unrealized appreciation of affiliated underlying fund shares	2,065,933	7,599,297	9,633,422	6,617,425	3,953,300
Net increase in net assets resulting from operations	$1,854,024	$6,817,862	$9,122,279	$6,431,990	$3,813,935

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Balanced-Risk Retirement Funds

Statement of Changes in Net Assets

For the six months ended June 30, 2014 and the year ended December 31, 2013

(Unaudited)

	Invesco Balanced-Risk Retirement Now Fund		Invesco Balanced-Risk Retirement 2020 Fund
	June 30, 2014	December 31, 2013	June 30, 2014	December 31, 2013
Operations:
Net investment income (loss)	$(77,110)	$(174,004)	$(172,345)	$(388,518)
Net realized gain (loss)	(134,799)	2,438,723	(609,090)	7,992,484
Change in net unrealized appreciation (depreciation)	2,065,933	(1,651,018)	7,599,297	(5,353,570)
Net increase in net assets resulting from operations	1,854,024	613,701	6,817,862	2,250,396

Distributions to shareholders from net investment income:
Class A	—	(336,825)	—	(1,673,963)
Class AX	—	(318,764)	—	(388,401)
Class B	—	(9,503)	—	(61,482)
Class C	—	(99,103)	—	(255,127)
Class CX	—	(75,699)	—	(73,858)
Class R	—	(38,802)	—	(328,045)
Class RX	—	(10,870)	—	(54,697)
Class Y	—	(48,000)	—	(304,498)
Class R5	—	(169,304)	—	(1,110,635)
Class R6	—	(6,415)	—	(31,156)
Total distributions from net investment income	—	(1,113,285)	—	(4,281,862)

Distributions to shareholders from net realized gains:
Class A	—	(142,268)	—	(349,656)
Class AX	—	(134,575)	—	(81,129)
Class B	—	(4,471)	—	(17,154)
Class C	—	(46,524)	—	(71,183)
Class CX	—	(35,578)	—	(20,607)
Class R	—	(18,063)	—	(74,753)
Class RX	—	(4,779)	—	(12,464)
Class Y	—	(19,568)	—	(58,953)
Class R5	—	(68,917)	—	(215,026)
Class R6	—	(2,615)	—	(6,032)
Total distributions from net realized gains	—	(477,358)	—	(906,957)

Share transactions–net:
Class A	(1,542,336)	2,179,234	(2,281,609)	10,569,458
Class AX	(2,812,617)	(3,287,455)	(1,422,706)	(1,931,048)
Class B	(47,824)	(193,521)	(444,012)	(1,033,827)
Class C	(656,733)	429,199	(1,237,294)	(251,506)
Class CX	(591,724)	(720,053)	(233,080)	(766,656)
Class R	(221,951)	(13,283)	(1,615,887)	(253,483)
Class RX	(99,533)	(190,797)	(393,362)	(640,372)
Class Y	(371,510)	1,513,267	(1,871,974)	2,288,090
Class R5	1,558,985	4,990,704	550,385	26,966,208
Class R6	16,299	277,506	39,753	917,292
Net increase (decrease) in net assets resulting from share transactions	(4,768,944)	4,984,801	(8,909,786)	35,864,156
Net increase (decrease) in net assets	(2,914,920)	4,007,859	(2,091,924)	32,925,733

Net assets:
Beginning of period	52,554,891	48,547,032	131,966,958	99,041,225
End of period*	$49,639,971	$52,554,891	$129,875,034	$131,966,958
* Includes accumulated undistributed net investment income (loss)	$(109,528)	$(32,418)	$(186,084)	$(13,739)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Balanced-Risk Retirement Funds

Statement of Changes in Net Assets—(continued)

For the six months ended June 30, 2014 and the year ended December 31, 2013

(Unaudited)

	Invesco Balanced-Risk Retirement 2030 Fund		Invesco Balanced-Risk Retirement 2040 Fund
	June 30, 2014	December 31, 2013	June 30, 2014	December 31, 2013
Operations:
Net investment income (loss)	$(188,714)	$(383,949)	$(114,779)	$(225,195)
Net realized gain (loss)	(322,429)	9,011,306	(70,656)	7,946,611
Change in net unrealized appreciation (depreciation)	9,633,422	(6,135,964)	6,617,425	(6,128,749)
Net increase in net assets resulting from operations	9,122,279	2,491,393	6,431,990	1,592,667

Distributions to shareholders from net investment income:
Class A	—	(1,770,989)	—	(832,307)
Class AX	—	(285,729)	—	(86,582)
Class B	—	(75,363)	—	(19,149)
Class C	—	(322,239)	—	(100,957)
Class CX	—	(49,562)	—	(9,590)
Class R	—	(421,569)	—	(191,683)
Class RX	—	(46,627)	—	(19,982)
Class Y	—	(176,378)	—	(52,006)
Class R5	—	(1,258,426)	—	(566,940)
Class R6	—	(32,778)	—	(26,288)
Total distributions from net investment income	—	(4,439,660)	—	(1,905,484)

Distributions to shareholders from net realized gains:
Class A	—	(419,510)	—	(1,466,444)
Class AX	—	(67,675)	—	(152,647)
Class B	—	(22,885)	—	(49,704)
Class C	—	(97,855)	—	(262,058)
Class CX	—	(15,050)	—	(24,894)
Class R	—	(107,692)	—	(377,448)
Class RX	—	(11,911)	—	(39,347)
Class Y	—	(39,007)	—	(82,933)
Class R5	—	(278,309)	—	(904,083)
Class R6	—	(7,249)	—	(41,921)
Total distributions from net realized gains	—	(1,067,143)	—	(3,401,479)

Share transactions–net:
Class A	(2,017,505)	14,783,452	(1,528,159)	6,998,097
Class AX	(1,561,371)	(1,790,237)	(232,005)	(350,698)
Class B	(333,124)	(699,034)	(156,711)	(103,230)
Class C	253,344	1,322,576	(710,440)	(97,938)
Class CX	(10,989)	(157,794)	(6,356)	(1,993)
Class R	(1,059,526)	1,009,664	136,832	860,535
Class RX	(93,978)	(25,494)	(5,754)	(126,247)
Class Y	(14,113)	1,461,179	(482,764)	831,549
Class R5	1,311,972	17,510,481	693,642	16,074,157
Class R6	127,520	923,801	90,402	1,015,873
Net increase (decrease) in net assets resulting from share transactions	(3,397,770)	34,338,594	(2,201,313)	25,100,105
Net increase in net assets	5,724,509	31,323,184	4,230,677	21,385,809

Net assets:
Beginning of period	132,273,714	100,950,530	79,074,487	57,688,678
End of period*	$137,998,223	$132,273,714	$83,305,164	$79,074,487
* Includes accumulated undistributed net investment income (loss)	$(201,269)	$(12,555)	$220,077	$334,856

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Balanced-Risk Retirement Funds

Statement of Changes in Net Assets—(continued)

For the six months ended June 30, 2014 and the year ended December 31, 2013

(Unaudited)

	Invesco Balanced-Risk Retirement 2050 Fund
	June 30, 2014	December 31, 2013
Operations:
Net investment income (loss)	$(51,118)	$(109,161)
Net realized gain (loss)	(88,247)	4,278,611
Change in net unrealized appreciation (depreciation)	3,953,300	(3,321,729)
Net increase in net assets resulting from operations	3,813,935	847,721

Distributions to shareholders from net investment income:
Class A	—	(312,499)
Class AX	—	(27,423)
Class B	—	(5,946)
Class C	—	(58,672)
Class CX	—	(2,012)
Class R	—	(97,937)
Class RX	—	(5,114)
Class Y	—	(48,501)
Class R5	—	(347,830)
Class R6	—	(7,190)
Total distributions from net investment income	—	(913,124)

Distributions to shareholders from net realized gains:
Class A	—	(747,878)
Class AX	—	(65,627)
Class B	—	(21,599)
Class C	—	(213,141)
Class CX	—	(7,311)
Class R	—	(262,863)
Class RX	—	(13,726)
Class Y	—	(104,105)
Class R5	—	(746,608)
Class R6	—	(15,434)
Total distributions from net realized gains	—	(2,198,292)

Share transactions–net:
Class A	(1,205,294)	1,416,113
Class AX	(137,432)	39,079
Class B	(23,954)	(60,070)
Class C	(455,620)	159,158
Class CX	(1,900)	13,121
Class R	292,632	1,320,328
Class RX	(50,601)	64,126
Class Y	116,177	742,230
Class R5	1,223,828	9,047,611
Class R6	47,208	299,854
Net increase (decrease) in net assets resulting from share transactions	(194,956)	13,041,550
Net increase in net assets	3,618,979	10,777,855

Net assets:
Beginning of period	40,688,559	29,910,704
End of period*	$44,307,538	$40,688,559
* Includes accumulated undistributed net investment income (loss)	$(71,191)	$(20,073)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Balanced-Risk Retirement Funds

Notes to Financial Statements

June 30, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

AIM Growth Series (Invesco Growth Series) (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of fifteen separate series portfolios (each constituting a “Fund”), each authorized to issue an unlimited number of shares of beneficial interest. The Funds covered in this report ,each a series portfolio of the Trust, are Invesco Balanced-Risk Retirement Now Fund, Invesco Balanced-Risk Retirement 2020 Fund, Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund and Invesco Balanced-Risk Retirement 2050 Fund (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide real return and, as a secondary objective, capital preservation for Invesco Balanced-Risk Retirement Now Fund; and to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation for Invesco Balanced-Risk Retirement 2020 Fund, Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund and Invesco Balanced-Risk Retirement 2050 Fund.

Each Fund currently consists of ten different classes of shares: Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6. Class AX, Class CX and Class RX shares are closed to new investors. Class A shares and Class AX shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C and Class CX shares are sold with a CDSC. Class R, Class RX, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

Each Fund is a “fund of funds,” in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”). The Adviser may change each Fund’s asset class allocations, the underlying funds or the target weightings in an underlying fund without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities are valued in accordance with valuation policy of such fund. The policies of underlying funds affiliated with the Funds as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events

22                         Invesco Balanced-Risk Retirement Funds

occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Distributions — Invesco Balanced-Risk Retirement Now Fund generally declares and pays dividends from income, if any, quarterly. Invesco Balanced-Risk Retirement 2020 Fund, Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund and Invesco Balanced-Risk Retirement 2050 Fund generally declare and pay dividends from income, if any, annually. Distributions from net realized capital gains, if any, are generally paid annually and recorded on the ex-dividend date. The Funds may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.	Expenses — Expenses included in the accompanying financial statements reflect the expenses of the Funds and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within Note 11.

Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

23                         Invesco Balanced-Risk Retirement Funds

G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco. Under the terms of the investment advisory agreement, the Funds do not pay an advisory fee. However, each Fund pays advisory fees to Invesco indirectly as a shareholder of the underlying funds.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

Invesco has contractually agreed, through at least April 30, 2015, to reimburse expenses to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares for each Fund as shown in the following table:

	Class A/AX	Class B	Class C/CX	Class R/RX	Class Y	Class R5	Class R6
Invesco Balanced-Risk Retirement Now Fund	0.25%	1.00%	1.00%	0.50%	0.00%	0.00%	0.00%
Invesco Balanced-Risk Retirement 2020 Fund	0.25%	1.00%	1.00%	0.50%	0.00%	0.00%	0.00%
Invesco Balanced-Risk Retirement 2030 Fund	0.25%	1.00%	1.00%	0.50%	0.00%	0.00%	0.00%
Invesco Balanced-Risk Retirement 2040 Fund	0.25%	1.00%	1.00%	0.50%	0.00%	0.00%	0.00%
Invesco Balanced-Risk Retirement 2050 Fund	0.25%	1.00%	1.00%	0.50%	0.00%	0.00%	0.00%
In determining Invesco’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. The total annual fund operating expenses used in determining whether each Fund meets or exceeds the expense limitations described above do not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are not operating expenses of a Fund directly, but are fees and expenses, including management fees of the investment companies in which a Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues each Fund’s fee waiver agreement, it will terminate on April 30, 2015. The fee waiver agreement cannot be terminated during its term. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

For the six months ended June 30, 2014, Invesco reimbursed the following expenses:

	Fund Level	Class A	Class AX	Class B	Class C	Class CX	Class R	Class RX	Class Y	Class R5	Class R6
Invesco Balanced-Risk Retirement Now Fund	$130,655	$14,326	$12,604	$435	$4,277	$3,412	$1,663	$220	$1,854	$3,967	$13
Invesco Balanced-Risk Retirement 2020 Fund	141,929	53,960	12,037	2,331	10,106	3,067	10,086	1,184	7,881	12,274	19
Invesco Balanced-Risk Retirement 2030 Fund	142,488	56,810	8,423	2,925	13,645	2,048	13,649	1,232	6,097	16,624	21
Invesco Balanced-Risk Retirement 2040 Fund	136,205	46,073	4,687	1,404	7,736	785	12,226	857	3,221	10,897	32
Invesco Balanced-Risk Retirement 2050 Fund	131,773	25,854	2,305	792	7,235	270	10,162	483	4,090	8,078	17

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended June 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended June 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares of each Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund’s Class A, Class AX, Class B, Class C, Class CX, Class R and Class RX shares (collectively, the “Plans”). Each Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Also, each Fund, pursuant to the Plans, reimburses IDI up to a maximum annual rate of 0.25% of each Fund’s average daily net assets of Class AX shares, 1.00% of the average daily net assets of each Fund’s Class CX shares and 0.50% of each Fund’s average daily net assets of Class RX shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund. For the six months ended June 30, 2014, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC are not recorded as expenses of the Funds. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A and Class AX shares of the Funds. CDSC are deducted from redemption proceeds prior to

24                         Invesco Balanced-Risk Retirement Funds

remittance to the shareholder. During the six months ended June 30, 2014, IDI advised the Funds that IDI retained the following in front-end sales commissions from the sale of Class A and Class AX shares and received the following in CDSC imposed on redemptions by shareholders:

	Front End Sales Charges		Contingent Deferred Sales Charges
	Class A	Class AX	Class A	Class AX	Class B	Class C	Class CX
Invesco Balanced-Risk Retirement Now Fund	$4,077	$73	$0	$0	$48	$212	$132
Invesco Balanced-Risk Retirement 2020 Fund	5,919	457	0	0	1,758	669	8
Invesco Balanced-Risk Retirement 2030 Fund	10,304	386	115	0	1,462	1,089	0
Invesco Balanced-Risk Retirement 2040 Fund	7,348	355	47	14	246	619	24
Invesco Balanced-Risk Retirement 2050 Fund	4,116	73	34	9	17	334	0

The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2014, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2014, the Funds received credits from this arrangement, which resulted in the reduction of the Funds’ total expenses of:

Transfer Agent Credits
Invesco Balanced-Risk Retirement Now Fund	$0
Invesco Balanced-Risk Retirement 2020 Fund	167
Invesco Balanced-Risk Retirement 2030 Fund	206
Invesco Balanced-Risk Retirement 2040 Fund	153
Invesco Balanced-Risk Retirement 2050 Fund	135

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

25                         Invesco Balanced-Risk Retirement Funds

NOTE 6—Cash Balances

The Funds are permitted to temporarily carry a negative or overdrawn balance in their account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds did not have a capital loss carryforward as of December 31, 2013.

NOTE 8—Investment Securities

The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation of investments for tax purposes are as follows:

	For the six months ended June 30, 2014*		At June 30, 2014
			Federal Tax Cost**	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
	Purchases	Sales
Invesco Balanced-Risk Retirement Now Fund	$—	$3,424,353	$45,757,690	$3,858,739	$—	$3,858,739
Invesco Balanced-Risk Retirement 2020 Fund	—	12,844,287	120,132,894	9,850,035	—	9,850,035
Invesco Balanced-Risk Retirement 2030 Fund	3,494,742	7,374,541	127,265,566	10,793,875	—	10,793,875
Invesco Balanced-Risk Retirement 2040 Fund	3,023,358	4,232,868	79,524,978	4,162,165	—	4,162,165
Invesco Balanced-Risk Retirement 2050 Fund	2,274,443	2,559,770	42,128,561	2,237,894	—	2,237,894

*	Excludes U.S. Treasury obligations and money market funds, if any.
**	Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

26                         Invesco Balanced-Risk Retirement Funds

NOTE 9—Share Information

Invesco Balanced-Risk Retirement Now Fund

	Summary of Share Activity
	Six months ended June 30, 2014(a)		Year ended December 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	177,070	$1,590,599	844,684	$7,707,125
Class AX	2,485	22,389	11,496	104,867
Class B	1,218	10,660	4,770	43,135
Class C	45,785	405,330	173,448	1,562,763
Class CX	3,550	31,462	12,775	115,129
Class R	22,389	200,891	87,648	796,717
Class RX	2,720	24,338	10,127	92,024
Class Y	27,066	245,340	253,891	2,348,808
Class R5	337,549	3,067,675	912,942	8,342,951
Class R6	3,217	29,316	39,848	365,202

Issued as reinvestment of dividends:
Class A	—	—	49,246	437,299
Class AX	—	—	48,541	430,074
Class B	—	—	1,449	12,651
Class C	—	—	14,451	126,162
Class CX	—	—	12,169	106,236
Class R	—	—	6,400	56,577
Class RX	—	—	1,738	15,349
Class Y	—	—	7,505	66,950
Class R5	—	—	26,671	237,907
Class R6	—	—	978	8,725

Automatic conversion of Class B shares to Class A shares:
Class A	3,145	28,613	7,328	67,078
Class B	(3,208)	(28,613)	(7,434)	(67,078)

Reacquired:
Class A	(351,314)	(3,161,548)	(660,014)	(6,032,268)
Class AX	(315,168)	(2,835,006)	(419,392)	(3,822,396)
Class B	(3,380)	(29,871)	(20,161)	(182,229)
Class C	(120,675)	(1,062,063)	(139,540)	(1,259,726)
Class CX	(70,398)	(623,186)	(104,313)	(941,418)
Class R	(47,416)	(422,842)	(95,169)	(866,577)
Class RX	(13,886)	(123,871)	(33,495)	(298,170)
Class Y	(67,984)	(616,850)	(98,826)	(902,491)
Class R5	(166,122)	(1,508,690)	(390,916)	(3,590,154)
Class R6	(1,429)	(13,017)	(10,519)	(96,421)
Net increase (decrease) in share activity	(534,786)	$(4,768,944)	548,326	$4,984,801

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 31% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

27                         Invesco Balanced-Risk Retirement Funds

NOTE 9—Share Information—(continued)

Invesco Balanced-Risk Retirement 2020 Fund

	Summary of Share Activity
	Six months ended June 30, 2014(a)		Year ended December 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	574,423	$5,442,326	2,705,827	$25,993,942
Class AX	11,631	110,111	41,242	396,254
Class B	2,828	25,967	20,575	195,137
Class C	87,175	813,901	493,579	4,675,156
Class CX	9,224	86,113	17,959	170,062
Class R	126,456	1,193,324	609,724	5,865,913
Class RX	8,380	79,074	33,690	321,858
Class Y	55,518	526,864	845,319	8,217,859
Class R5	492,113	4,704,085	3,803,461	36,493,238
Class R6	10,234	98,377	99,895	964,828

Issued as reinvestment of dividends:
Class A	—	—	212,036	1,963,456
Class AX	—	—	50,220	465,041
Class B	—	—	8,228	75,371
Class C	—	—	34,544	316,080
Class CX	—	—	10,219	93,501
Class R	—	—	43,512	401,616
Class RX	—	—	7,237	66,789
Class Y	—	—	35,976	333,141
Class R5	—	—	142,486	1,325,118
Class R6	—	—	3,947	36,783

Automatic conversion of Class B shares to Class A shares:
Class A	19,325	182,989	40,261	387,346
Class B	(19,577)	(182,989)	(40,851)	(387,346)

Reacquired:
Class A	(833,028)	(7,906,924)	(1,850,279)	(17,775,286)
Class AX	(161,718)	(1,532,817)	(290,484)	(2,792,343)
Class B	(30,823)	(286,990)	(97,110)	(916,989)
Class C	(220,124)	(2,051,195)	(553,542)	(5,242,742)
Class CX	(33,836)	(319,193)	(107,964)	(1,030,219)
Class R	(298,836)	(2,809,211)	(690,702)	(6,521,012)
Class RX	(50,137)	(472,436)	(109,410)	(1,029,019)
Class Y	(253,812)	(2,398,838)	(651,099)	(6,262,910)
Class R5	(441,264)	(4,153,700)	(1,128,021)	(10,852,148)
Class R6	(6,141)	(58,624)	(8,667)	(84,319)
Net increase (decrease) in share activity	(951,989)	$(8,909,786)	3,731,808	$35,864,156

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 35% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

28                         Invesco Balanced-Risk Retirement Funds

NOTE 9—Share Information—(continued)

Invesco Balanced-Risk Retirement 2030 Fund

	Summary of Share Activity
	Six months ended June 30, 2014(a)		Year ended December 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	605,348	$5,577,965	2,699,963	$25,226,385
Class AX	16,054	148,825	50,655	472,452
Class B	23,556	213,294	13,122	121,957
Class C	153,295	1,400,956	569,070	5,230,367
Class CX	8,365	76,137	12,477	115,515
Class R	208,581	1,917,001	603,429	5,594,366
Class RX	12,342	113,187	45,556	422,496
Class Y	61,266	571,941	302,771	2,833,877
Class R5	569,576	5,293,309	3,289,074	30,603,780
Class R6	21,419	198,627	101,709	954,532

Issued as reinvestment of dividends:
Class A	—	—	239,495	2,147,827
Class AX	—	—	38,603	346,651
Class B	—	—	11,002	97,812
Class C	—	—	46,345	411,546
Class CX	—	—	7,258	64,449
Class R	—	—	58,531	522,685
Class RX	—	—	6,482	57,821
Class Y	—	—	23,469	210,985
Class R5	—	—	170,495	1,536,158
Class R6	—	—	4,394	39,591

Automatic conversion of Class B shares to Class A shares:
Class A	22,600	210,071	41,917	391,701
Class B	(22,877)	(210,071)	(42,445)	(391,701)

Reacquired:
Class A	(848,467)	(7,805,541)	(1,391,009)	(12,982,461)
Class AX	(184,973)	(1,710,196)	(278,586)	(2,609,340)
Class B	(37,152)	(336,347)	(57,019)	(527,102)
Class C	(126,417)	(1,147,612)	(470,124)	(4,319,337)
Class CX	(9,560)	(87,126)	(36,996)	(337,758)
Class R	(327,106)	(2,976,527)	(555,120)	(5,107,387)
Class RX	(22,449)	(207,165)	(55,792)	(505,811)
Class Y	(62,680)	(586,054)	(170,480)	(1,583,683)
Class R5	(433,492)	(3,981,337)	(1,587,825)	(14,629,457)
Class R6	(7,554)	(71,107)	(7,488)	(70,322)
Net increase (decrease) in share activity	(380,325)	$(3,397,770)	3,682,933	$34,338,594

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 40% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

29                         Invesco Balanced-Risk Retirement Funds

NOTE 9—Share Information—(continued)

Invesco Balanced-Risk Retirement 2040 Fund

	Summary of Share Activity
	Six months ended June 30, 2014(a)		Year ended December 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	502,128	$4,288,352	1,929,074	$17,048,742
Class AX	14,834	126,756	49,230	435,592
Class B	86	720	8,044	70,081
Class C	111,069	938,222	308,308	2,687,825
Class CX	7,346	61,801	13,806	119,805
Class R	150,797	1,279,916	409,427	3,599,219
Class RX	5,785	49,335	27,655	243,367
Class Y	69,618	605,230	197,956	1,703,429
Class R5	356,010	3,064,073	2,122,568	18,767,052
Class R6	16,798	143,954	119,477	1,063,908

Issued as reinvestment of dividends:
Class A	—	—	276,109	2,280,422
Class AX	—	—	28,927	239,230
Class B	—	—	8,407	68,853
Class C	—	—	43,443	355,364
Class CX	—	—	4,030	32,929
Class R	—	—	68,516	563,891
Class RX	—	—	7,118	58,652
Class Y	—	—	16,162	133,982
Class R5	—	—	177,115	1,470,060
Class R6	—	—	8,134	67,512

Automatic conversion of Class B shares to Class A shares:
Class A	6,415	55,428	12,941	114,455
Class B	(6,495)	(55,428)	(13,109)	(114,455)

Reacquired:
Class A	(686,059)	(5,871,939)	(1,410,795)	(12,445,522)
Class AX	(41,984)	(358,761)	(116,064)	(1,025,520)
Class B	(12,241)	(102,003)	(14,740)	(127,709)
Class C	(195,652)	(1,648,662)	(360,839)	(3,141,127)
Class CX	(8,054)	(68,157)	(17,647)	(154,727)
Class R	(133,163)	(1,143,084)	(377,191)	(3,302,575)
Class RX	(6,515)	(55,089)	(50,409)	(428,266)
Class Y	(127,469)	(1,087,994)	(113,423)	(1,005,862)
Class R5	(276,710)	(2,370,431)	(465,850)	(4,162,955)
Class R6	(6,142)	(53,552)	(12,893)	(115,547)
Net increase (decrease) in share activity	(259,598)	$(2,201,313)	2,883,487	$25,100,105

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 45% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

30                         Invesco Balanced-Risk Retirement Funds

NOTE 9—Share Information—(continued)

Invesco Balanced-Risk Retirement 2050 Fund

	Summary of Share Activity
	Six months ended June 30, 2014(a)		Year ended December 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	241,559	$2,045,370	785,663	$6,894,227
Class AX	5,444	46,006	17,513	154,882
Class B	286	2,364	389	3,378
Class C	67,668	568,089	211,572	1,823,324
Class CX	1,813	15,069	3,429	29,277
Class R	191,272	1,588,504	252,112	2,200,068
Class RX	5,556	46,294	7,549	65,627
Class Y	43,958	371,642	168,657	1,493,511
Class R5	328,837	2,786,183	1,226,099	10,688,543
Class R6	6,293	53,944	33,384	295,331

Issued as reinvestment of dividends:
Class A	—	—	121,928	991,277
Class AX	—	—	11,404	92,712
Class B	—	—	3,075	24,660
Class C	—	—	31,544	253,617
Class CX	—	—	1,149	9,228
Class R	—	—	44,571	360,579
Class RX	—	—	2,164	17,505
Class Y	—	—	18,621	151,575
Class R5	—	—	134,171	1,093,494
Class R6	—	—	2,678	21,856

Automatic conversion of Class B shares to Class A shares:
Class A	2,771	24,570	860	7,467
Class B	(2,816)	(24,570)	(873)	(7,467)

Reacquired:
Class A	(388,516)	(3,275,234)	(745,399)	(6,476,858)
Class AX	(21,969)	(183,438)	(23,995)	(208,515)
Class B	(216)	(1,748)	(9,267)	(80,641)
Class C	(123,489)	(1,023,709)	(222,703)	(1,917,783)
Class CX	(2,027)	(16,969)	(2,947)	(25,384)
Class R	(156,529)	(1,295,872)	(143,565)	(1,240,319)
Class RX	(11,574)	(96,895)	(2,130)	(19,006)
Class Y	(30,075)	(255,465)	(104,916)	(902,856)
Class R5	(185,440)	(1,562,355)	(311,582)	(2,734,426)
Class R6	(815)	(6,736)	(1,981)	(17,333)
Net increase (decrease) in share activity	(28,009)	$(194,956)	1,509,174	$13,041,550

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 48% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

`

31                         Invesco Balanced-Risk Retirement Funds

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of each Fund outstanding throughout the periods indicated.

Invesco Balanced-Risk Retirement Now Fund

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/14	$8.91	$(0.01)	$0.35	$0.34	$—	$—	$—	$9.25	3.82%	$14,884	0.25	%(e)	0.97	%(e)	(0.23	)%(e)	0%
Year ended 12/31/13	9.07	(0.02)	0.14	0.12	(0.20)	(0.08)	(0.28)	8.91	1.33	15,858	0.25		0.85		(0.22)		16
Year ended 12/31/12	8.84	0.12	0.42	0.54	(0.20)	(0.11)	(0.31)	9.07	6.22	13,959	0.25		0.96		1.30		7
Year ended 12/31/11	8.58	0.17	0.35	0.52	(0.14)	(0.12)	(0.26)	8.84	6.18	10,150	0.25		1.09		1.95		15
Year ended 12/31/10	8.23	0.37	0.26	0.63	(0.28)	—	(0.28)	8.58	7.74	2,488	0.25		3.45		4.35		67
Year ended 12/31/09	7.59	0.47	0.61	1.08	(0.44)	—	(0.44)	8.23	14.53	1,399	0.27		10.47		5.93		155
Class AX
Six months ended 06/30/14	8.90	(0.01)	0.35	0.34	—	—	—	9.24	3.82	12,496	0.25	(e)	0.97	(e)	(0.23	)(e)	0
Year ended 12/31/13	9.06	(0.02)	0.14	0.12	(0.20)	(0.08)	(0.28)	8.90	1.33	14,817	0.25		0.86		(0.22)		16
Year ended 12/31/12	8.83	0.12	0.42	0.54	(0.20)	(0.11)	(0.31)	9.06	6.22	18,345	0.25		0.96		1.30		7
Year ended 12/31/11	8.58	0.17	0.34	0.51	(0.14)	(0.12)	(0.26)	8.83	6.06	20,371	0.25		1.09		1.95		15
Year ended 12/31/10(f)	8.30	0.22	0.32	0.54	(0.26)	—	(0.26)	8.58	6.53	12,929	0.25	(g)	1.24	(g)	4.35	(g)	67
Class B
Six months ended 06/30/14	8.76	(0.04)	0.34	0.30	—	—	—	9.06	3.42	448	1.00	(e)	1.72	(e)	(0.98	)(e)	0
Year ended 12/31/13	8.97	(0.09)	0.14	0.05	(0.18)	(0.08)	(0.26)	8.76	0.56	480	1.00		1.60		(0.97)		16
Year ended 12/31/12	8.77	0.05	0.43	0.48	(0.17)	(0.11)	(0.28)	8.97	5.50	684	1.00		1.71		0.55		7
Year ended 12/31/11	8.56	0.11	0.33	0.44	(0.11)	(0.12)	(0.23)	8.77	5.19	812	1.00		1.84		1.20		15
Year ended 12/31/10	8.24	0.30	0.27	0.57	(0.25)	—	(0.25)	8.56	6.95	301	1.00		4.20		3.60		67
Year ended 12/31/09	7.60	0.41	0.61	1.02	(0.38)	—	(0.38)	8.24	13.66	374	1.02		11.22		5.18		155
Class C
Six months ended 06/30/14	8.76	(0.04)	0.35	0.31	—	—	—	9.07	3.54	4,581	1.00	(e)	1.72	(e)	(0.98	)(e)	0
Year ended 12/31/13	8.98	(0.09)	0.13	0.04	(0.18)	(0.08)	(0.26)	8.76	0.45	5,084	1.00		1.60		(0.97)		16
Year ended 12/31/12	8.78	0.05	0.43	0.48	(0.17)	(0.11)	(0.28)	8.98	5.49	4,773	1.00		1.71		0.55		7
Year ended 12/31/11	8.56	0.11	0.34	0.45	(0.11)	(0.12)	(0.23)	8.78	5.31	2,416	1.00		1.84		1.20		15
Year ended 12/31/10	8.23	0.31	0.27	0.58	(0.25)	—	(0.25)	8.56	7.08	874	1.00		4.20		3.60		67
Year ended 12/31/09	7.59	0.41	0.61	1.02	(0.38)	—	(0.38)	8.23	13.67	277	1.02		11.22		5.18		155
Class CX
Six months ended 06/30/14	8.76	(0.04)	0.34	0.30	—	—	—	9.06	3.42	3,389	1.00	(e)	1.72	(e)	(0.98	)(e)	0
Year ended 12/31/13	8.97	(0.09)	0.14	0.05	(0.18)	(0.08)	(0.26)	8.76	0.56	3,861	1.00		1.61		(0.97)		16
Year ended 12/31/12	8.78	0.05	0.42	0.47	(0.17)	(0.11)	(0.28)	8.97	5.38	4,667	1.00		1.71		0.55		7
Year ended 12/31/11	8.56	0.11	0.34	0.45	(0.11)	(0.12)	(0.23)	8.78	5.31	4,891	1.00		1.84		1.20		15
Year ended 12/31/10(f)	8.30	0.18	0.32	0.50	(0.24)	—	(0.24)	8.56	6.08	2,905	1.00	(g)	1.99	(g)	3.60	(g)	67
Class R
Six months ended 06/30/14	8.88	(0.02)	0.35	0.33	—	—	—	9.21	3.72	1,801	0.50	(e)	1.22	(e)	(0.48	)(e)	0
Year ended 12/31/13	9.04	(0.04)	0.14	0.10	(0.18)	(0.08)	(0.26)	8.88	1.13	1,959	0.50		1.10		(0.47)		16
Year ended 12/31/12	8.82	0.10	0.42	0.52	(0.19)	(0.11)	(0.30)	9.04	5.98	2,006	0.50		1.21		1.05		7
Year ended 12/31/11	8.58	0.15	0.34	0.49	(0.13)	(0.12)	(0.25)	8.82	5.81	1,774	0.50		1.34		1.70		15
Year ended 12/31/10	8.24	0.35	0.26	0.61	(0.27)	—	(0.27)	8.58	7.47	750	0.50		3.70		4.10		67
Year ended 12/31/09	7.59	0.45	0.62	1.07	(0.42)	—	(0.42)	8.24	14.38	371	0.52		10.72		5.68		155
Class RX
Six months ended 06/30/14	8.86	(0.02)	0.35	0.33	—	—	—	9.19	3.72	204	0.50	(e)	1.22	(e)	(0.48	)(e)	0
Year ended 12/31/13	9.04	(0.04)	0.13	0.09	(0.19)	(0.08)	(0.27)	8.86	1.03	295	0.50		1.11		(0.47)		16
Year ended 12/31/12	8.82	0.10	0.42	0.52	(0.19)	(0.11)	(0.30)	9.04	5.98	497	0.50		1.21		1.05		7
Year ended 12/31/11	8.58	0.15	0.34	0.49	(0.13)	(0.12)	(0.25)	8.82	5.82	467	0.50		1.34		1.70		15
Year ended 12/31/10(f)	8.31	0.20	0.32	0.52	(0.25)	—	(0.25)	8.58	6.34	17	0.50	(g)	1.49	(g)	4.10	(g)	67
Class Y
Six months ended 06/30/14	8.96	0.00	0.35	0.35	—	—	—	9.31	3.91	1,821	0.00	(e)	0.72	(e)	0.02	(e)	0
Year ended 12/31/13	9.11	0.00	0.13	0.13	(0.20)	(0.08)	(0.28)	8.96	1.51	2,118	0.00		0.61		0.03		16
Year ended 12/31/12	8.86	0.14	0.44	0.58	(0.22)	(0.11)	(0.33)	9.11	6.58	673	0.00		0.71		1.55		7
Year ended 12/31/11	8.60	0.20	0.34	0.54	(0.16)	(0.12)	(0.28)	8.86	6.30	305	0.00		0.84		2.20		15
Year ended 12/31/10	8.23	0.39	0.27	0.66	(0.29)	—	(0.29)	8.60	8.13	136	0.00		3.20		4.60		67
Year ended 12/31/09	7.59	0.49	0.61	1.10	(0.46)	—	(0.46)	8.23	14.82	18	0.02		10.22		6.18		155
Class R5
Six months ended 06/30/14	8.96	0.00	0.35	0.35	—	—	—	9.31	3.91	9,708	0.00	(e)	0.62	(e)	0.02	(e)	0
Year ended 12/31/13	9.10	0.00	0.14	0.14	(0.20)	(0.08)	(0.28)	8.96	1.63	7,802	0.00		0.54		0.03		16
Year ended 12/31/12	8.86	0.14	0.43	0.57	(0.22)	(0.11)	(0.33)	9.10	6.46	2,935	0.00		0.66		1.55		7
Year ended 12/31/11	8.59	0.20	0.35	0.55	(0.16)	(0.12)	(0.28)	8.86	6.42	26	0.00		0.75		2.20		15
Year ended 12/31/10	8.23	0.39	0.26	0.65	(0.29)	—	(0.29)	8.59	8.00	13	0.00		2.93		4.60		67
Year ended 12/31/09	7.59	0.49	0.61	1.10	(0.46)	—	(0.46)	8.23	14.82	49	0.02		9.92		6.18		155
Class R6
Six months ended 06/30/14	8.96	0.00	0.35	0.35	—	—	—	9.31	3.91	309	0.00	(e)	0.54	(e)	0.02	(e)	0
Year ended 12/31/13	9.10	0.00	0.14	0.14	(0.20)	(0.08)	(0.28)	8.96	1.63	281	0.00		0.45		0.03		16
Year ended 12/31/12(f)	9.38	0.04	(0.02)	0.02	(0.19)	(0.11)	(0.30)	9.10	0.30	10	0.00	(g)	0.62	(g)	1.55	(g)	7

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.54%, 0.52%, 0.85%, 0.87%, 0.79% and 0.78% for the six months ended June 30, 2014 and the years ended December 31, 2013, December 31, 2012, December 31, 2011, December 31, 2010 and December 31, 2009, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $15,239, $13,407, $463, $4,550, $3,629, $1,769, $234, $1,972, $8,473 and $291 for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of June 1, 2010 for Class AX, CX and RX shares and September 24, 2012 for Class R6 shares, respectively.
(g)	Annualized.

32                         Invesco Balanced-Risk Retirement Funds

NOTE 10—Financial Highlights—(continued)

Invesco Balanced-Risk Retirement 2020 Fund

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/14	$9.32	$(0.01)	$0.52	$0.51	$—	$—	$—	$9.83	5.47%	$51,817	0.25	%(e)	0.68	%(e)	(0.24	)%(e)	0%
Year ended 12/31/13	9.51	(0.02)	0.21	0.19	(0.31)	(0.07)	(0.38)	9.32	2.01	51,352	0.25		0.66		(0.24)		16
Year ended 12/31/12	9.05	0.22	0.67	0.89	(0.33)	(0.10)	(0.43)	9.51	9.89	41,873	0.25		0.75		2.24		6
Year ended 12/31/11	8.56	0.23	0.61	0.84	(0.23)	(0.12)	(0.35)	9.05	9.84	26,420	0.25		0.80		2.59		15
Year ended 12/31/10	7.97	0.55	0.49	1.04	(0.44)	(0.01)	(0.45)	8.56	13.11	17,933	0.25		1.13		6.61		57
Year ended 12/31/09	6.93	0.62	0.94	1.56	(0.52)	—	(0.52)	7.97	22.49	11,371	0.30		2.08		8.23		185
Class AX
Six months ended 06/30/14	9.31	(0.01)	0.53	0.52	—	—	—	9.83	5.59	11,169	0.25	(e)	0.68	(e)	(0.24	)(e)	0
Year ended 12/31/13	9.51	(0.02)	0.20	0.18	(0.31)	(0.07)	(0.38)	9.31	1.90	11,986	0.25		0.66		(0.24)		16
Year ended 12/31/12	9.05	0.21	0.68	0.89	(0.33)	(0.10)	(0.43)	9.51	9.89	14,125	0.25		0.75		2.24		6
Year ended 12/31/11	8.56	0.23	0.61	0.84	(0.23)	(0.12)	(0.35)	9.05	9.84	15,291	0.25		0.80		2.59		15
Year ended 12/31/10(f)	8.14	0.33	0.54	0.87	(0.44)	(0.01)	(0.45)	8.56	10.75	21,136	0.25	(g)	0.73	(g)	6.61	(g)	57
Class B
Six months ended 06/30/14	9.21	(0.05)	0.52	0.47	—	—	—	9.68	5.10	2,088	1.00	(e)	1.43	(e)	(0.99	)(e)	0
Year ended 12/31/13	9.40	(0.09)	0.20	0.11	(0.23)	(0.07)	(0.30)	9.21	1.19	2,425	1.00		1.41		(0.99)		16
Year ended 12/31/12	8.97	0.14	0.66	0.80	(0.27)	(0.10)	(0.37)	9.40	8.95	3,501	1.00		1.50		1.49		6
Year ended 12/31/11	8.49	0.16	0.60	0.76	(0.16)	(0.12)	(0.28)	8.97	9.04	3,163	1.00		1.55		1.84		15
Year ended 12/31/10	7.91	0.49	0.48	0.97	(0.38)	(0.01)	(0.39)	8.49	12.30	2,899	1.00		1.88		5.86		57
Year ended 12/31/09	6.90	0.56	0.92	1.48	(0.47)	—	(0.47)	7.91	21.45	1,997	1.05		2.83		7.48		185
Class C
Six months ended 06/30/14	9.20	(0.05)	0.51	0.46	—	—	—	9.66	5.00	9,338	1.00	(e)	1.43	(e)	(0.99	)(e)	0
Year ended 12/31/13	9.38	(0.09)	0.21	0.12	(0.23)	(0.07)	(0.30)	9.20	1.29	10,108	1.00		1.41		(0.99)		16
Year ended 12/31/12	8.95	0.14	0.66	0.80	(0.27)	(0.10)	(0.37)	9.38	8.97	10,550	1.00		1.50		1.49		6
Year ended 12/31/11	8.47	0.16	0.60	0.76	(0.16)	(0.12)	(0.28)	8.95	9.06	5,322	1.00		1.55		1.84		15
Year ended 12/31/10	7.90	0.49	0.47	0.96	(0.38)	(0.01)	(0.39)	8.47	12.19	3,966	1.00		1.88		5.86		57
Year ended 12/31/09	6.88	0.56	0.93	1.49	(0.47)	—	(0.47)	7.90	21.66	2,125	1.05		2.83		7.48		185
Class CX
Six months ended 06/30/14	9.20	(0.05)	0.52	0.47	—	—	—	9.67	5.11	2,863	1.00	(e)	1.43	(e)	(0.99	)(e)	0
Year ended 12/31/13	9.38	(0.09)	0.21	0.12	(0.23)	(0.07)	(0.30)	9.20	1.29	2,951	1.00		1.41		(0.99)		16
Year ended 12/31/12	8.95	0.14	0.66	0.80	(0.27)	(0.10)	(0.37)	9.38	8.97	3,759	1.00		1.50		1.49		6
Year ended 12/31/11	8.48	0.16	0.60	0.76	(0.17)	(0.12)	(0.29)	8.95	8.93	3,862	1.00		1.55		1.84		15
Year ended 12/31/10(f)	8.04	0.29	0.54	0.83	(0.38)	(0.01)	(0.39)	8.48	10.37	4,543	1.00	(g)	1.48	(g)	5.86	(g)	57
Class R
Six months ended 06/30/14	9.28	(0.02)	0.51	0.49	—	—	—	9.77	5.28	9,245	0.50	(e)	0.93	(e)	(0.49	)(e)	0
Year ended 12/31/13	9.47	(0.05)	0.22	0.17	(0.29)	(0.07)	(0.36)	9.28	1.73	10,375	0.50		0.91		(0.49)		16
Year ended 12/31/12	9.02	0.19	0.67	0.86	(0.31)	(0.10)	(0.41)	9.47	9.58	10,942	0.50		1.00		1.99		6
Year ended 12/31/11	8.54	0.21	0.60	0.81	(0.21)	(0.12)	(0.33)	9.02	9.49	5,930	0.50		1.05		2.34		15
Year ended 12/31/10	7.95	0.53	0.49	1.02	(0.42)	(0.01)	(0.43)	8.54	12.90	5,214	0.50		1.38		6.36		57
Year ended 12/31/09	6.92	0.61	0.92	1.53	(0.50)	—	(0.50)	7.95	22.15	2,542	0.55		2.33		7.98		185
Class RX
Six months ended 06/30/14	9.28	(0.02)	0.51	0.49	—	—	—	9.77	5.28	943	0.50	(e)	0.93	(e)	(0.49	)(e)	0
Year ended 12/31/13	9.47	(0.05)	0.22	0.17	(0.29)	(0.07)	(0.36)	9.28	1.73	1,282	0.50		0.91		(0.49)		16
Year ended 12/31/12	9.02	0.19	0.67	0.86	(0.31)	(0.10)	(0.41)	9.47	9.58	1,957	0.50		1.00		1.99		6
Year ended 12/31/11	8.54	0.21	0.60	0.81	(0.21)	(0.12)	(0.33)	9.02	9.49	1,443	0.50		1.05		2.34		15
Year ended 12/31/10(f)	8.11	0.32	0.54	0.86	(0.42)	(0.01)	(0.43)	8.54	10.67	1,328	0.50	(g)	0.98	(g)	6.36	(g)	57
Class Y
Six months ended 06/30/14	9.31	0.00	0.53	0.53	—	—	—	9.84	5.69	7,024	0.00	(e)	0.43	(e)	0.01	(e)	0
Year ended 12/31/13	9.51	0.00	0.21	0.21	(0.34)	(0.07)	(0.41)	9.31	2.16	8,497	0.00		0.41		0.01		16
Year ended 12/31/12	9.06	0.24	0.66	0.90	(0.35)	(0.10)	(0.45)	9.51	10.00	6,486	0.00		0.50		2.49		6
Year ended 12/31/11	8.57	0.25	0.61	0.86	(0.25)	(0.12)	(0.37)	9.06	10.08	395	0.00		0.55		2.84		15
Year ended 12/31/10	7.97	0.58	0.49	1.07	(0.46)	(0.01)	(0.47)	8.57	13.52	133	0.00		0.88		6.86		57
Year ended 12/31/09	6.93	0.63	0.94	1.57	(0.53)	—	(0.53)	7.97	22.70	16	0.05		1.83		8.48		185
Class R5
Six months ended 06/30/14	9.36	0.00	0.52	0.52	—	—	—	9.88	5.56	34,397	0.00	(e)	0.30	(e)	0.01	(e)	0
Year ended 12/31/13	9.55	0.00	0.22	0.22	(0.34)	(0.07)	(0.41)	9.36	2.26	32,091	0.00		0.32		0.01		16
Year ended 12/31/12	9.09	0.24	0.67	0.91	(0.35)	(0.10)	(0.45)	9.55	10.08	5,839	0.00		0.42		2.49		6
Year ended 12/31/11	8.60	0.25	0.61	0.86	(0.25)	(0.12)	(0.37)	9.09	10.04	12	0.00		0.47		2.84		15
Year ended 12/31/10	8.00	0.58	0.49	1.07	(0.46)	(0.01)	(0.47)	8.60	13.47	12	0.00		0.72		6.86		57
Year ended 12/31/09	6.95	0.64	0.94	1.58	(0.53)	—	(0.53)	8.00	22.79	11	0.07		1.68		8.46		185
Class R6
Six months ended 06/30/14	9.37	0.00	0.53	0.53	—	—	—	9.90	5.66	992	0.00	(e)	0.23	(e)	0.01	(e)	0
Year ended 12/31/13	9.56	0.00	0.22	0.22	(0.34)	(0.07)	(0.41)	9.37	2.25	901	0.00		0.23		(0.01)		16
Year ended 12/31/12(f)	9.96	0.07	(0.02)	0.05	(0.35)	(0.10)	(0.45)	9.56	0.57	10	0.00	(g)	0.30	(g)	2.49	(g)	6

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.71%, 0.71%, 0.71%, 0.85%, 0.79% and 0.74% for the six months ended June 30 ,2014 and the years ended December 31, 2013, December 31, 2012, December 31, 2011, December 31, 2010 and December 31, 2009, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $51,380, $11,462, $2,220, $9,623, $2,920, $9,603, $1,127, $7,504, $31,486 and $925 for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of June 1, 2010 for Class AX, Class CX and Class RX shares and September 24, 2012 for Class R6 shares, respectively.
(g)	Annualized.

33                         Invesco Balanced-Risk Retirement Funds

NOTE 10—Financial Highlights—(continued)

Invesco Balanced-Risk Retirement 2030 Fund

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/14	$9.04	$(0.01)	$0.65	$0.64	$—	$—	$—	$9.68	7.08%	$53,299	0.25	%(e)	0.69	%(e)	(0.25	)%(e)	3%
Year ended 12/31/13	9.23	(0.02)	0.23	0.21	(0.32)	(0.08)	(0.40)	9.04	2.28	51,749	0.25		0.68		(0.25)		34
Year ended 12/31/12	8.72	0.25	0.67	0.92	(0.36)	(0.05)	(0.41)	9.23	10.55	38,142	0.25		0.76		2.66		3
Year ended 12/31/11	8.14	0.25	0.57	0.82	(0.23)	(0.01)	(0.24)	8.72	10.16	22,508	0.25		0.95		2.89		9
Year ended 12/31/10	7.58	0.53	0.45	0.98	(0.42)	—	(0.42)	8.14	13.06	13,983	0.25		1.32		6.63		32
Year ended 12/31/09	6.33	0.57	1.12	1.69	(0.44)	—	(0.44)	7.58	26.76	8,346	0.33		2.40		8.05		201
Class AX
Six months ended 06/30/14	9.04	(0.01)	0.66	0.65	—	—	—	9.69	7.19	7,312	0.25	(e)	0.69	(e)	(0.25	)(e)	3
Year ended 12/31/13	9.23	(0.02)	0.23	0.21	(0.32)	(0.08)	(0.40)	9.04	2.27	8,353	0.25		0.68		(0.25)		34
Year ended 12/31/12	8.72	0.25	0.67	0.92	(0.36)	(0.05)	(0.41)	9.23	10.55	10,273	0.25		0.76		2.66		3
Year ended 12/31/11	8.14	0.25	0.57	0.82	(0.23)	(0.01)	(0.24)	8.72	10.16	10,834	0.25		0.95		2.89		9
Year ended 12/31/10(f)	7.73	0.32	0.51	0.83	(0.42)	—	(0.42)	8.14	10.86	13,388	0.25	(g)	0.92	(g)	6.63	(g)	32
Class B
Six months ended 06/30/14	8.95	(0.05)	0.65	0.60	—	—	—	9.55	6.70	2,596	1.00	(e)	1.44	(e)	(1.00	)(e)	3
Year ended 12/31/13	9.14	(0.09)	0.23	0.14	(0.25)	(0.08)	(0.33)	8.95	1.52	2,759	1.00		1.43		(1.00)		34
Year ended 12/31/12	8.65	0.18	0.66	0.84	(0.30)	(0.05)	(0.35)	9.14	9.70	3,507	1.00		1.51		1.91		3
Year ended 12/31/11	8.08	0.18	0.57	0.75	(0.17)	(0.01)	(0.18)	8.65	9.36	3,068	1.00		1.70		2.14		9
Year ended 12/31/10	7.54	0.46	0.44	0.90	(0.36)	—	(0.36)	8.08	12.08	3,223	1.00		2.07		5.88		32
Year ended 12/31/09	6.31	0.51	1.12	1.63	(0.40)	—	(0.40)	7.54	25.86	2,424	1.08		3.15		7.30		201
Class C
Six months ended 06/30/14	8.95	(0.05)	0.65	0.60	—	—	—	9.55	6.70	13,117	1.00	(e)	1.44	(e)	(1.00	)(e)	3
Year ended 12/31/13	9.13	(0.09)	0.24	0.15	(0.25)	(0.08)	(0.33)	8.95	1.64	12,050	1.00		1.43		(1.00)		34
Year ended 12/31/12	8.64	0.18	0.66	0.84	(0.30)	(0.05)	(0.35)	9.13	9.71	10,976	1.00		1.51		1.91		3
Year ended 12/31/11	8.07	0.18	0.57	0.75	(0.17)	(0.01)	(0.18)	8.64	9.37	6,107	1.00		1.70		2.14		9
Year ended 12/31/10	7.54	0.46	0.43	0.89	(0.36)	—	(0.36)	8.07	11.95	3,550	1.00		2.07		5.88		32
Year ended 12/31/09	6.31	0.52	1.11	1.63	(0.40)	—	(0.40)	7.54	25.86	2,164	1.08		3.15		7.30		201
Class CX
Six months ended 06/30/14	8.95	(0.05)	0.65	0.60	—	—	—	9.55	6.70	1,932	1.00	(e)	1.44	(e)	(1.00	)(e)	3
Year ended 12/31/13	9.13	(0.09)	0.24	0.15	(0.25)	(0.08)	(0.33)	8.95	1.64	1,821	1.00		1.43		(1.00)		34
Year ended 12/31/12	8.64	0.17	0.67	0.84	(0.30)	(0.05)	(0.35)	9.13	9.71	2,017	1.00		1.51		1.91		3
Year ended 12/31/11	8.07	0.18	0.57	0.75	(0.17)	(0.01)	(0.18)	8.64	9.37	1,883	1.00		1.70		2.14		9
Year ended 12/31/10(f)	7.65	0.28	0.50	0.78	(0.36)	—	(0.36)	8.07	10.34	2,989	1.00	(g)	1.67	(g)	5.88	(g)	32
Class R
Six months ended 06/30/14	8.99	(0.02)	0.65	0.63	—	—	—	9.62	7.01	12,775	0.50	(e)	0.94	(e)	(0.50	)(e)	3
Year ended 12/31/13	9.18	(0.05)	0.24	0.19	(0.30)	(0.08)	(0.38)	8.99	2.03	13,007	0.50		0.93		(0.50)		34
Year ended 12/31/12	8.68	0.22	0.67	0.89	(0.34)	(0.05)	(0.39)	9.18	10.25	12,296	0.50		1.01		2.41		3
Year ended 12/31/11	8.11	0.22	0.57	0.79	(0.21)	(0.01)	(0.22)	8.68	9.83	7,636	0.50		1.20		2.64		9
Year ended 12/31/10	7.56	0.51	0.44	0.95	(0.40)	—	(0.40)	8.11	12.71	6,707	0.50		1.57		6.38		32
Year ended 12/31/09	6.31	0.56	1.12	1.68	(0.43)	—	(0.43)	7.56	26.64	3,934	0.58		2.65		7.80		201
Class RX
Six months ended 06/30/14	8.99	(0.02)	0.65	0.63	—	—	—	9.62	7.01	1,100	0.50	(e)	0.94	(e)	(0.50	)(e)	3
Year ended 12/31/13	9.18	(0.05)	0.24	0.19	(0.30)	(0.08)	(0.38)	8.99	2.04	1,119	0.50		0.93		(0.50)		34
Year ended 12/31/12	8.68	0.22	0.67	0.89	(0.34)	(0.05)	(0.39)	9.18	10.26	1,177	0.50		1.01		2.41		3
Year ended 12/31/11	8.10	0.22	0.58	0.80	(0.21)	(0.01)	(0.22)	8.68	9.97	848	0.50		1.20		2.64		9
Year ended 12/31/10(f)	7.69	0.30	0.51	0.81	(0.40)	—	(0.40)	8.10	10.68	696	0.50	(g)	1.17	(g)	6.38	(g)	32
Class Y
Six months ended 06/30/14	9.06	0.00	0.66	0.66	—	—	—	9.72	7.28	5,785	0.00	(e)	0.44	(e)	0.00	(e)	3
Year ended 12/31/13	9.25	0.00	0.23	0.23	(0.34)	(0.08)	(0.42)	9.06	2.52	5,406	0.00		0.43		0.00		34
Year ended 12/31/12	8.73	0.27	0.68	0.95	(0.38)	(0.05)	(0.43)	9.25	10.88	4,077	0.00		0.52		2.91		3
Year ended 12/31/11	8.15	0.27	0.57	0.84	(0.25)	(0.01)	(0.26)	8.73	10.40	2,403	0.00		0.70		3.14		9
Year ended 12/31/10	7.59	0.55	0.45	1.00	(0.44)	—	(0.44)	8.15	13.30	1,112	0.00		1.07		6.88		32
Year ended 12/31/09	6.33	0.60	1.12	1.72	(0.46)	—	(0.46)	7.59	27.13	221	0.08		2.15		8.30		201
Class R5
Six months ended 06/30/14	9.08	0.00	0.66	0.66	—	—	—	9.74	7.27	38,976	0.00	(e)	0.31	(e)	0.00	(e)	3
Year ended 12/31/13	9.27	0.00	0.23	0.23	(0.34)	(0.08)	(0.42)	9.08	2.52	35,104	0.00		0.33		0.00		34
Year ended 12/31/12	8.75	0.27	0.68	0.95	(0.38)	(0.05)	(0.43)	9.27	10.86	18,476	0.00		0.40		2.91		3
Year ended 12/31/11	8.17	0.27	0.57	0.84	(0.25)	(0.01)	(0.26)	8.75	10.37	12	0.00		0.52		3.14		9
Year ended 12/31/10	7.60	0.55	0.46	1.01	(0.44)	—	(0.44)	8.17	13.43	18	0.00		0.91		6.88		32
Year ended 12/31/09	6.34	0.58	1.14	1.72	(0.46)	—	(0.46)	7.60	27.10	10	0.09		1.90		8.29		201
Class R6
Six months ended 06/30/14	9.08	0.00	0.66	0.66	—	—	—	9.74	7.27	1,106	0.00	(e)	0.22	(e)	0.00	(e)	3
Year ended 12/31/13	9.27	0.00	0.23	0.23	(0.34)	(0.08)	(0.42)	9.08	2.52	905	0.00		0.23		0.00		34
Year ended 12/31/12(f)	9.65	0.07	(0.02)	0.05	(0.38)	(0.05)	(0.43)	9.27	0.52	10	0.00	(g)	0.32	(g)	2.91	(g)	3

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.87%, 0.85%, 0.85%, 0.87%, 0.79% and 0.78% for the six months ended June 30, 2014 and the years ended December 31, 2013, December 31, 2012, December 31, 2011, December 31, 2010 and December 31, 2009, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $51,452, $7,629, $2,649, $12,358, $1,854, $12,362, $1,115, $5,522, $35,528 and $1,006 for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of June 1, 2010 for Class AX, CX and RX shares and September 24, 2012 for Class R6 shares, respectively.
(g)	Annualized.

34                         Invesco Balanced-Risk Retirement Funds

NOTE 10—Financial Highlights—(continued)

Invesco Balanced-Risk Retirement 2040 Fund

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/14	$8.34	$(0.01)	$0.71	$0.70	$—	$—	$—	$9.04	8.39%	$35,021	0.27	%(e)	0.89	%(e)	(0.27	)%(e)	4%
Year ended 12/31/13	8.76	(0.02)	0.21	0.19	(0.22)	(0.39)	(0.61)	8.34	2.23	33,816	0.25		0.87		(0.25)		68
Year ended 12/31/12	8.23	0.24	0.62	0.86	(0.33)	—	(0.33)	8.76	10.38	28,426	0.25		1.07		2.69		4
Year ended 12/31/11	7.79	0.23	0.57	0.80	(0.36)	—	(0.36)	8.23	10.30	13,484	0.25		1.52		2.88		14
Year ended 12/31/10	7.36	0.53	0.42	0.95	(0.25)	(0.27)	(0.52)	7.79	13.03	8,727	0.25		1.94		6.79		26
Year ended 12/31/09	6.09	0.53	1.15	1.68	(0.41)	—	(0.41)	7.36	27.59	4,605	0.33		4.14		7.69		214
Class AX
Six months ended 06/30/14	8.34	(0.01)	0.70	0.69	—	—	—	9.03	8.27	3,538	0.27	(e)	0.89	(e)	(0.27	)(e)	4
Year ended 12/31/13	8.75	(0.02)	0.22	0.20	(0.22)	(0.39)	(0.61)	8.34	2.34	3,493	0.25		0.87		(0.25)		68
Year ended 12/31/12	8.22	0.23	0.63	0.86	(0.33)	—	(0.33)	8.75	10.51	3,999	0.25		1.07		2.69		4
Year ended 12/31/11	7.79	0.23	0.56	0.79	(0.36)	—	(0.36)	8.22	10.17	4,087	0.25		1.52		2.88		14
Year ended 12/31/10(f)	7.50	0.31	0.50	0.81	(0.25)	(0.27)	(0.52)	7.79	10.92	6,212	0.25	(g)	1.42	(g)	6.79	(g)	26
Class B
Six months ended 06/30/14	8.26	(0.04)	0.69	0.65	—	—	—	8.91	7.87	1,031	1.02	(e)	1.64	(e)	(1.02	)(e)	4
Year ended 12/31/13	8.67	(0.09)	0.22	0.13	(0.15)	(0.39)	(0.54)	8.26	1.54	1,109	1.00		1.62		(1.00)		68
Year ended 12/31/12	8.15	0.17	0.63	0.80	(0.28)	—	(0.28)	8.67	9.79	1,263	1.00		1.82		1.94		4
Year ended 12/31/11	7.73	0.17	0.55	0.72	(0.30)	—	(0.30)	8.15	9.37	1,289	1.00		2.27		2.13		14
Year ended 12/31/10	7.32	0.46	0.41	0.87	(0.19)	(0.27)	(0.46)	7.73	12.08	1,115	1.00		2.69		6.04		26
Year ended 12/31/09	6.06	0.47	1.16	1.63	(0.37)	—	(0.37)	7.32	26.90	773	1.08		4.89		6.94		214
Class C
Six months ended 06/30/14	8.25	(0.04)	0.69	0.65	—	—	—	8.90	7.88	5,721	1.02	(e)	1.64	(e)	(1.02	)(e)	4
Year ended 12/31/13	8.66	(0.09)	0.22	0.13	(0.15)	(0.39)	(0.54)	8.25	1.54	5,999	1.00		1.62		(1.00)		68
Year ended 12/31/12	8.14	0.17	0.63	0.80	(0.28)	—	(0.28)	8.66	9.81	6,377	1.00		1.82		1.94		4
Year ended 12/31/11	7.73	0.17	0.54	0.71	(0.30)	—	(0.30)	8.14	9.24	3,468	1.00		2.27		2.13		14
Year ended 12/31/10	7.31	0.46	0.42	0.88	(0.19)	(0.27)	(0.46)	7.73	12.24	2,136	1.00		2.69		6.04		26
Year ended 12/31/09	6.06	0.47	1.15	1.62	(0.37)	—	(0.37)	7.31	26.72	1,387	1.08		4.89		6.94		214
Class CX
Six months ended 06/30/14	8.24	(0.04)	0.69	0.65	—	—	—	8.89	7.89	602	1.02	(e)	1.64	(e)	(1.02	)(e)	4
Year ended 12/31/13	8.65	(0.09)	0.22	0.13	(0.15)	(0.39)	(0.54)	8.24	1.54	563	1.00		1.62		(1.00)		68
Year ended 12/31/12	8.14	0.17	0.62	0.79	(0.28)	—	(0.28)	8.65	9.68	590	1.00		1.82		1.94		4
Year ended 12/31/11	7.72	0.17	0.55	0.72	(0.30)	—	(0.30)	8.14	9.38	595	1.00		2.27		2.13		14
Year ended 12/31/10(f)	7.42	0.28	0.48	0.76	(0.19)	(0.27)	(0.46)	7.72	10.44	747	1.00	(g)	2.17	(g)	6.04	(g)	26
Class R
Six months ended 06/30/14	8.30	(0.02)	0.70	0.68	—	—	—	8.98	8.19	9,510	0.52	(e)	1.14	(e)	(0.52	)(e)	4
Year ended 12/31/13	8.72	(0.04)	0.21	0.17	(0.20)	(0.39)	(0.59)	8.30	1.97	8,644	0.50		1.12		(0.50)		68
Year ended 12/31/12	8.19	0.21	0.63	0.84	(0.31)	—	(0.31)	8.72	10.33	8,197	0.50		1.32		2.44		4
Year ended 12/31/11	7.77	0.21	0.55	0.76	(0.34)	—	(0.34)	8.19	9.81	3,692	0.50		1.77		2.63		14
Year ended 12/31/10	7.34	0.51	0.42	0.93	(0.23)	(0.27)	(0.50)	7.77	12.83	3,536	0.50		2.19		6.54		26
Year ended 12/31/09	6.07	0.52	1.15	1.67	(0.40)	—	(0.40)	7.34	27.47	1,840	0.58		4.39		7.44		214
Class RX
Six months ended 06/30/14	8.31	(0.02)	0.70	0.68	—	—	—	8.99	8.18	658	0.52	(e)	1.14	(e)	(0.52	)(e)	4
Year ended 12/31/13	8.72	(0.04)	0.22	0.18	(0.20)	(0.39)	(0.59)	8.31	2.08	614	0.50		1.12		(0.50)		68
Year ended 12/31/12	8.20	0.21	0.62	0.83	(0.31)	—	(0.31)	8.72	10.19	781	0.50		1.32		2.44		4
Year ended 12/31/11	7.76	0.21	0.57	0.78	(0.34)	—	(0.34)	8.20	10.08	631	0.50		1.77		2.63		14
Year ended 12/31/10(f)	7.47	0.30	0.49	0.79	(0.23)	(0.27)	(0.50)	7.76	10.73	570	0.50	(g)	1.67	(g)	6.54	(g)	26
Class Y
Six months ended 06/30/14	8.36	0.00	0.71	0.71	—	—	—	9.07	8.49	2,421	0.02	(e)	0.64	(e)	(0.02	)(e)	4
Year ended 12/31/13	8.78	0.00	0.21	0.21	(0.24)	(0.39)	(0.63)	8.36	2.49	2,716	0.00		0.62		0.00		68
Year ended 12/31/12	8.24	0.26	0.63	0.89	(0.35)	—	(0.35)	8.78	10.83	1,967	0.00		0.82		2.94		4
Year ended 12/31/11	7.81	0.25	0.56	0.81	(0.38)	—	(0.38)	8.24	10.39	190	0.00		1.27		3.13		14
Year ended 12/31/10	7.37	0.55	0.43	0.98	(0.27)	(0.27)	(0.54)	7.81	13.42	398	0.00		1.69		7.04		26
Year ended 12/31/09	6.09	0.56	1.14	1.70	(0.42)	—	(0.42)	7.37	27.96	75	0.08		3.89		7.94		214
Class R5
Six months ended 06/30/14	8.37	0.00	0.71	0.71	—	—	—	9.08	8.48	23,655	0.02	(e)	0.47	(e)	(0.02	)(e)	4
Year ended 12/31/13	8.78	0.00	0.22	0.22	(0.24)	(0.39)	(0.63)	8.37	2.60	21,149	0.00		0.47		0.00		68
Year ended 12/31/12	8.25	0.26	0.62	0.88	(0.35)	—	(0.35)	8.78	10.69	6,079	0.00		0.65		2.94		4
Year ended 12/31/11	7.81	0.25	0.57	0.82	(0.38)	—	(0.38)	8.25	10.52	13	0.00		1.02		3.13		14
Year ended 12/31/10	7.38	0.55	0.42	0.97	(0.27)	(0.27)	(0.54)	7.81	13.25	12	0.00		1.38		7.04		26
Year ended 12/31/09	6.09	0.53	1.18	1.71	(0.42)	—	(0.42)	7.38	28.13	11	0.08		3.49		7.94		214
Class R6
Six months ended 06/30/14	8.37	0.00	0.71	0.71	—	—	—	9.08	8.48	1,148	0.02	(e)	0.37	(e)	(0.02	)(e)	4
Year ended 12/31/13	8.78	0.00	0.22	0.22	(0.24)	(0.39)	(0.63)	8.37	2.60	970	0.00		0.38		0.00		68
Year ended 12/31/12(f)	9.09	0.07	(0.03)	0.04	(0.35)	—	(0.35)	8.78	0.46	10	0.00	(g)	0.53	(g)	0.78	(g)	4

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.99%, 0.98%, 0.98%, 0.87%, 0.79%, and 0.81% for the six months ended June 30, 2014 and the years ended December 31, 2013, December 31, 2012, December 31, 2011, December 31, 2010, and December 31, 2009, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $33,940, $3,453, $1,034, $5,699, $578, $9,006, $631, $2,373, $21,975 and $1,058 for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of June 1, 2010 for Class AX, CX and RX shares and September 24, 2012 for Class R6 shares, respectively.
(g)	Annualized.

35                         Invesco Balanced-Risk Retirement Funds

NOTE 10—Financial Highlights—(continued)

Invesco Balanced-Risk Retirement 2050 Fund

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/14	$8.21	$(0.01)	$0.79	$0.78	$—	$—	$—	$8.99	9.50%	$13,562	0.25	%(e)	1.29	%(e)	(0.25	)%(e)	6%
Year ended 12/31/13	8.68	(0.02)	0.22	0.20	(0.20)	(0.47)	(0.67)	8.21	2.42	13,570	0.25		1.31		(0.25)		93
Year ended 12/31/12	8.20	0.23	0.63	0.86	(0.35)	(0.03)	(0.38)	8.68	10.47	12,933	0.25		1.57		2.62		4
Year ended 12/31/11	7.62	0.27	0.50	0.77	(0.19)	—	(0.19)	8.20	10.16	7,586	0.25		3.01		3.34		22
Year ended 12/31/10	7.13	0.48	0.44	0.92	(0.43)	—	(0.43)	7.62	13.08	3,693	0.25		3.63		6.42		27
Year ended 12/31/09	5.87	0.45	1.19	1.64	(0.38)	—	(0.38)	7.13	27.92	2,533	0.32		7.20		6.87		214
Class AX
Six months ended 06/30/14	8.21	(0.01)	0.79	0.78	—	—	—	8.99	9.50	1,198	0.25	(e)	1.29	(e)	(0.25	)(e)	6
Year ended 12/31/13	8.69	(0.02)	0.21	0.19	(0.20)	(0.47)	(0.67)	8.21	2.30	1,230	0.25		1.31		(0.25)		93
Year ended 12/31/12	8.20	0.23	0.64	0.87	(0.35)	(0.03)	(0.38)	8.69	10.59	1,258	0.25		1.57		2.62		4
Year ended 12/31/11	7.62	0.27	0.50	0.77	(0.19)	—	(0.19)	8.20	10.16	1,430	0.25		3.01		3.34		22
Year ended 12/31/10(f)	7.27	0.29	0.49	0.78	(0.43)	—	(0.43)	7.62	10.91	1,793	0.25	(g)	2.97	(g)	6.42	(g)	27
Class B
Six months ended 06/30/14	8.10	(0.04)	0.78	0.74	—	—	—	8.84	9.14	404	1.00	(e)	2.04	(e)	(1.00	)(e)	6
Year ended 12/31/13	8.57	(0.09)	0.22	0.13	(0.13)	(0.47)	(0.60)	8.10	1.65	393	1.00		2.06		(1.00)		93
Year ended 12/31/12	8.11	0.16	0.63	0.79	(0.30)	(0.03)	(0.33)	8.57	9.68	473	1.00		2.32		1.86		4
Year ended 12/31/11	7.55	0.20	0.51	0.71	(0.15)	—	(0.15)	8.11	9.39	478	1.00		3.76		2.59		22
Year ended 12/31/10	7.08	0.42	0.43	0.85	(0.38)	—	(0.38)	7.55	12.13	489	1.00		4.38		5.67		27
Year ended 12/31/09	5.84	0.40	1.18	1.58	(0.34)	—	(0.34)	7.08	27.02	432	1.07		7.95		6.12		214
Class C
Six months ended 06/30/14	8.12	(0.04)	0.77	0.73	—	—	—	8.85	8.99	3,786	1.00	(e)	2.04	(e)	(1.00	)(e)	6
Year ended 12/31/13	8.59	(0.09)	0.22	0.13	(0.13)	(0.47)	(0.60)	8.12	1.65	3,924	1.00		2.06		(1.00)		93
Year ended 12/31/12	8.13	0.16	0.63	0.79	(0.30)	(0.03)	(0.33)	8.59	9.66	3,975	1.00		2.32		1.87		4
Year ended 12/31/11	7.57	0.20	0.51	0.71	(0.15)	—	(0.15)	8.13	9.36	1,872	1.00		3.76		2.59		22
Year ended 12/31/10	7.09	0.42	0.44	0.86	(0.38)	—	(0.38)	7.57	12.26	709	1.00		4.38		5.67		27
Year ended 12/31/09	5.85	0.40	1.18	1.58	(0.34)	—	(0.34)	7.09	26.97	487	1.07		7.95		6.12		214
Class CX
Six months ended 06/30/14	8.11	(0.04)	0.78	0.74	—	—	—	8.85	9.12	144	1.00	(e)	2.04	(e)	(1.00	)(e)	6
Year ended 12/31/13	8.58	(0.09)	0.22	0.13	(0.13)	(0.47)	(0.60)	8.11	1.65	134	1.00		2.07		(1.00)		93
Year ended 12/31/12	8.12	0.16	0.63	0.79	(0.30)	(0.03)	(0.33)	8.58	9.67	128	1.00		2.32		1.87		4
Year ended 12/31/11	7.56	0.20	0.51	0.71	(0.15)	—	(0.15)	8.12	9.37	99	1.00		3.76		2.59		22
Year ended 12/31/10(f)	7.20	0.25	0.49	0.74	(0.38)	—	(0.38)	7.56	10.40	335	1.00	(g)	3.72	(g)	5.67	(g)	27
Class R
Six months ended 06/30/14	8.17	(0.02)	0.78	0.76	—	—	—	8.93	9.30	5,654	0.50	(e)	1.54	(e)	(0.50	)(e)	6
Year ended 12/31/13	8.64	(0.04)	0.22	0.18	(0.18)	(0.47)	(0.65)	8.17	2.18	4,887	0.50		1.56		(0.50)		93
Year ended 12/31/12	8.17	0.21	0.62	0.83	(0.33)	(0.03)	(0.36)	8.64	10.17	3,846	0.50		1.82		2.37		4
Year ended 12/31/11	7.59	0.24	0.51	0.75	(0.17)	—	(0.17)	8.17	9.98	1,930	0.50		3.26		3.09		22
Year ended 12/31/10	7.11	0.46	0.43	0.89	(0.41)	—	(0.41)	7.59	12.74	1,708	0.50		3.88		6.17		27
Year ended 12/31/09	5.85	0.44	1.18	1.62	(0.36)	—	(0.36)	7.11	27.80	969	0.57		7.45		6.62		214
Class RX
Six months ended 06/30/14	8.17	(0.02)	0.79	0.77	—	—	—	8.94	9.42	225	0.50	(e)	1.54	(e)	(0.50	)(e)	6
Year ended 12/31/13	8.65	(0.04)	0.21	0.17	(0.18)	(0.47)	(0.65)	8.17	2.06	255	0.50		1.56		(0.50)		93
Year ended 12/31/12	8.17	0.21	0.63	0.84	(0.33)	(0.03)	(0.36)	8.65	10.30	205	0.50		1.82		2.37		4
Year ended 12/31/11	7.60	0.24	0.50	0.74	(0.17)	—	(0.17)	8.17	9.84	146	0.50		3.26		3.09		22
Year ended 12/31/10(f)	7.24	0.27	0.51	0.78	(0.42)	—	(0.42)	7.60	10.85	135	0.50	(g)	3.22	(g)	6.17	(g)	27
Class Y
Six months ended 06/30/14	8.22	0.00	0.80	0.80	—	—	—	9.02	9.73	2,253	0.00	(e)	1.04	(e)	0.00	(e)	6
Year ended 12/31/13	8.69	0.00	0.22	0.22	(0.22)	(0.47)	(0.69)	8.22	2.68	1,941	0.00		1.06		0.00		93
Year ended 12/31/12	8.21	0.25	0.63	0.88	(0.37)	(0.03)	(0.40)	8.69	10.68	1,336	0.00		1.32		2.87		4
Year ended 12/31/11	7.63	0.29	0.50	0.79	(0.21)	—	(0.21)	8.21	10.36	482	0.00		2.76		3.59		22
Year ended 12/31/10	7.14	0.51	0.43	0.94	(0.45)	—	(0.45)	7.63	13.33	196	0.00		3.38		6.67		27
Year ended 12/31/09	5.87	0.47	1.19	1.66	(0.39)	—	(0.39)	7.14	28.32	51	0.07		6.95		7.12		214
Class R5
Six months ended 06/30/14	8.23	0.00	0.79	0.79	—	—	—	9.02	9.60	16,713	0.00	(e)	0.75	(e)	0.00	(e)	6
Year ended 12/31/13	8.70	0.00	0.22	0.22	(0.22)	(0.47)	(0.69)	8.23	2.68	14,065	0.00		0.81		0.00		93
Year ended 12/31/12	8.21	0.25	0.64	0.89	(0.37)	(0.03)	(0.40)	8.70	10.80	5,747	0.00		1.08		2.87		4
Year ended 12/31/11	7.62	0.29	0.51	0.80	(0.21)	—	(0.21)	8.21	10.50	11	0.00		2.36		3.59		22
Year ended 12/31/10	7.14	0.50	0.43	0.93	(0.45)	—	(0.45)	7.62	13.18	10	0.00		3.03		6.67		27
Year ended 12/31/09	5.87	0.44	1.22	1.66	(0.39)	—	(0.39)	7.14	28.32	21	0.06		6.36		7.13		214
Class R6
Six months ended 06/30/14	8.24	0.00	0.79	0.79	—	—	—	9.03	9.59	367	0.00	(e)	0.65	(e)	0.00	(e)	6
Year ended 12/31/13	8.71	0.00	0.22	0.22	(0.22)	(0.47)	(0.69)	8.24	2.67	290	0.00		0.72		0.00		93
Year ended 12/31/12(f)	9.06	0.07	(0.02)	0.05	(0.37)	(0.03)	(0.40)	8.71	0.52	10	0.00	(g)	0.99	(g)	2.87	(g)	4

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 1.11%, 1.11%, 1.11%, 0.87%, 0.79% and 0.82% for the years ended December 31, 2013, December 31, 2012, December 31, 2011, December 31, 2010 and December 31, 2009, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $13,097, $1,168, $401, $3,666, $137, $5,148, $245, $2,072, $15,096 and $318 for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of June 1, 2010 for Class AX, CX and RX shares and September 24, 2012 for Class R6 shares, respectively.
(g)	Annualized.

36                         Invesco Balanced-Risk Retirement Funds

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014, through June 30, 2014.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which your Fund invests. The amount of fees and expenses incurred indirectly by your Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly are included in your Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

Invesco Balanced-Risk Retirement Now Fund

Class	Beginning Account Value (01/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/14)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/14)	Expenses Paid During Period[2]
A	$1,000.00	$1,038.20	$1.26	$1,023.55	$1.25	0.25%
AX	1,000.00	1,038.20	1.26	1,023.55	1.25	0.25
B	1,000.00	1,034.20	5.04	1,019.84	5.01	1.00
C	1,000.00	1,035.40	5.05	1,019.84	5.01	1.00
CX	1,000.00	1,034.20	5.04	1,019.84	5.01	1.00
R	1,000.00	1,037.20	2.53	1,022.32	2.51	0.50
RX	1,000.00	1,037.20	2.53	1,022.32	2.51	0.50
Y	1,000.00	1,039.10	0.00	1,024.79	0.00	0.00
R5	1,000.00	1,039.10	0.00	1,024.79	0.00	0.00
R6	1,000.00	1,039.10	0.00	1,024.79	0.00	0.00

37                         Invesco Balanced-Risk Retirement Funds

Invesco Balanced-Risk Retirement 2020 Fund

Class	Beginning Account Value (01/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/14)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/14)	Expenses Paid During Period[2]
A	$1,000.00	$1,054.70	$1.27	$1,023.55	$1.25	0.25%
AX	1,000.00	1,055.90	1.27	1,023.55	1.25	0.25
B	1,000.00	1,051.00	5.09	1,019.84	5.01	1.00
C	1,000.00	1,050.00	5.08	1,019.84	5.01	1.00
CX	1,000.00	1,051.10	5.09	1,019.84	5.01	1.00
R	1,000.00	1,052.80	2.54	1,022.32	2.51	0.50
RX	1,000.00	1,052.80	2.54	1,022.32	2.51	0.50
Y	1,000.00	1,056.90	0.00	1,024.79	0.00	0.00
R5	1,000.00	1,055.60	0.00	1,024.79	0.00	0.00
R6	1,000.00	1,056.60	0.00	1,024.79	0.00	0.00

Invesco Balanced-Risk Retirement 2030 Fund

Class	Beginning Account Value (01/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/14)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/14)	Expenses Paid During Period[2]
A	$1,000.00	$1,070.80	$1.28	$1,023.55	$1.25	0.25%
AX	1,000.00	1,071.90	1.28	1,023.55	1.25	0.25
B	1,000.00	1,067.00	5.13	1,019.84	5.01	1.00
C	1,000.00	1,068.20	5.13	1,019.84	5.01	1.00
CX	1,000.00	1,067.00	5.13	1,019.84	5.01	1.00
R	1,000.00	1,070.10	2.57	1,022.32	2.51	0.50
RX	1,000.00	1,070.10	2.57	1,022.32	2.51	0.50
Y	1,000.00	1,072.80	0.00	1,024.79	0.00	0.00
R5	1,000.00	1,072.70	0.00	1,024.79	0.00	0.00
R6	1,000.00	1,072.70	0.00	1,024.79	0.00	0.00

Invesco Balanced-Risk Retirement 2040 Fund

Class	Beginning Account Value (01/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/14)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/14)	Expenses Paid During Period[2]
A	$1,000.00	$1,083.90	$1.40	$1,023.46	$1.35	0.27%
AX	1,000.00	1,082.70	1.39	1,023.46	1.35	0.27
B	1,000.00	1,078.70	5.26	1,019.74	5.11	1.02
C	1,000.00	1,078.80	5.26	1,019.74	5.11	1.02
CX	1,000.00	1,078.90	5.26	1,019.74	5.11	1.02
R	1,000.00	1,081.90	2.68	1,022.22	2.61	0.52
RX	1,000.00	1,081.80	2.68	1,022.22	2.61	0.52
Y	1,000.00	1,084.90	0.10	1,024.70	0.10	0.02
R5	1,000.00	1,084.80	0.10	1,024.70	0.10	0.02
R6	1,000.00	1,084.80	0.10	1,024.70	0.10	0.02

38                         Invesco Balanced-Risk Retirement Funds

Invesco Balanced-Risk Retirement 2050 Fund

Class	Beginning Account Value (01/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/14)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/14)	Expenses Paid During Period[2]
A	$1,000.00	$1,095.00	$1.30	$1,023.49	$1.25	0.25%
AX	1,000.00	1,095.00	1.30	1,023.49	1.25	0.25
B	1,000.00	1,091.40	5.17	1,019.78	4.99	1.00
C	1,000.00	1,089.90	5.17	1,019.78	4.99	1.00
CX	1,000.00	1,091.20	5.17	1,019.78	4.99	1.00
R	1,000.00	1,093.00	2.59	1,022.25	2.50	0.50
RX	1,000.00	1,094.20	2.59	1,022.25	2.50	0.50
Y	1,000.00	1,097.30	0.00	1,024.73	0.00	0.00
R5	1,000.00	1,096.00	0.00	1,024.73	0.00	0.00
R6	1,000.00	1,095.90	0.00	1,024.73	0.00	0.00

[1]	The actual ending account value is based on the actual total return of the Funds for the period January 1, 2014, through June 30, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

39                         Invesco Balanced-Risk Retirement Funds

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Balanced-Risk Retirement Now Fund)

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Balanced-Risk Retirement Now Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses, and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Mixed-Asset Target Today Funds Index. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one and five year

40                         Invesco Balanced-Risk Retirement Funds

periods and the fourth quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. Invesco Advisers noted that the Fund invests in Invesco Balanced-Risk Allocation Fund, which impacted the performance of the Fund. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other funds or client using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds. The Board noted that Invesco Advisers and its subsidiaries did not make a profit from managing the Fund because the Fund is a fund of funds and no advisory fee is charged to the Fund, although the Fund does incur its share of underlying fund fees and other allocable costs. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transaction through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund invests a portion of its assets in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment in the affiliated money market funds are fair and reasonable.

41                         Invesco Balanced-Risk Retirement Funds

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Balanced-Risk Retirement 2020 Fund)

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Balanced-Risk Retirement 2020 Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses, and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Mixed-Asset Target 2020 Funds Index. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one year period

42                         Invesco Balanced-Risk Retirement Funds

and the fourth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. Invesco Advisers noted that the Fund invests in Invesco Balanced- Risk Allocation Fund, which impacted the performance of the Fund. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other funds or client using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds. The Board noted that Invesco Advisers and its subsidiaries did not make a profit from managing the Fund because the Fund is a fund of funds and no advisory fee is charged to the Fund, although the Fund does incur its share of underlying fund fees and other allocable costs. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund invests a portion of its assets in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment in the affiliated money market funds are fair and reasonable.

43                         Invesco Balanced-Risk Retirement Funds

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Balanced-Risk Retirement 2030 Fund)

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Balanced-Risk Retirement 2030 Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses, and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Mixed-Asset Target 2030 Funds Index. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one, three and

44                         Invesco Balanced-Risk Retirement Funds

five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. Invesco Advisers noted that the Fund invests in Invesco Balanced-Risk Allocation Fund, which impacted the performance of the Fund. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other funds or client using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds. The Board noted that Invesco Advisers and its subsidiaries did not make a profit from managing the Fund because the Fund is a fund of funds and no advisory fee is charged to the Fund, although the Fund does incur its share of underlying fund fees and other allocable costs. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transaction through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund invests a portion of its assets in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment in the affiliated money market funds are fair and reasonable.

45                         Invesco Balanced-Risk Retirement Funds

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Balanced-Risk Retirement 2040 Fund)

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Balanced-Risk Retirement 2040 Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses, and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Mixed-Asset Target 2040 Funds Index. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one, three and

46                         Invesco Balanced-Risk Retirement Funds

five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. Invesco Advisers noted that the Fund invests in Invesco Balanced-Risk Allocation Fund, which impacted the performance of the Fund. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other funds or client using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds. The Board noted that Invesco Advisers and its subsidiaries did not make a profit from managing the Fund because the Fund is a fund of funds and no advisory fee is charged to the Fund, although the Fund does incur its share of underlying fund fees and other allocable costs. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund invests a portion of its assets in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment in the affiliated money market funds are fair and reasonable.

47                         Invesco Balanced-Risk Retirement Funds

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Balanced-Risk Retirement 2050 Fund)

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Balanced-Risk Retirement 2050 Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses, and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Mixed-Asset Target 2050 Funds Index. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one, three and

48                         Invesco Balanced-Risk Retirement Funds

five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. Invesco Advisers noted that the Fund invests in Invesco Balanced-Risk Allocation Fund, which impacted the performance of the Fund. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other funds or client using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds. The Board noted that Invesco Advisers and its subsidiaries did not make a profit from managing the Fund because the Fund is a fund of funds and no advisory fee is charged to the Fund, although the Fund does incur its share of underlying fund fees and other allocable costs. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund invests a portion of its assets in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment in the affiliated money market funds are fair and reasonable.

49                         Invesco Balanced-Risk Retirement Funds

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526	IBRR-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	June 30, 2014
Invesco Allocation Funds

Invesco Conservative Allocation Fund
Nasdaq: A: CAAMX ¡ B: CMBAX
C: CACMX ¡ R: CMARX ¡ S: CMASX
Y: CAAYX ¡ R5: CMAIX
Invesco Growth Allocation Fund
Nasdaq: A: AADAX ¡ B: AAEBX
C: AADCX ¡ R: AADRX ¡ S: AADSX
Y: AADYX ¡ R5: AADIX
Invesco Moderate Allocation Fund
Nasdaq: A: AMKAX ¡ B: AMKBX
C: AMKCX ¡ R: AMKRX ¡ S: AMKSX
Y: ABKYX ¡ R5: AMLIX

2	Fund Performance

8	Letters to Shareholders

9	Schedule of Investments

13	Financial Statements

16	Notes to Financial Statements

24	Financial Highlights

27	Fund Expenses

29	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary – Invesco Conservative Allocation Fund

Fund vs. Indexes

Cumulative total returns, 12/31/13 to 6/30/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	5.77%
Class B Shares	5.44
Class C Shares	5.43
Class R Shares	5.57
Class S Shares	5.82
Class Y Shares	5.82
Class R5 Shares	5.91
S&P 500 Index▼ (Broad Market Index)	7.14
Custom Conservative Allocation Index■ (Style-Specific Index)	4.77
Lipper Mixed-Asset Target Allocation Conservative Funds Index¿ (Peer Group Index)	5.09

Source(s): ▼FactSet Research Systems Inc.; ■Invesco, FactSet Research Systems Inc.; ¿Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Custom Conservative Allocation Index, created by Invesco to serve as a benchmark for Invesco Conservative Allocation Fund, comprises the S&P 500, the MSCI EAFE and the Barclays U.S. Aggregate indexes. The composition of the index may change based on the Fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective.

    The Lipper Mixed-Asset Target Allocation Conservative Funds Index is an unmanaged index considered representative of mixed-asset target allocation conservative funds tracked by Lipper.

    The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Allocation Funds

Average Annual Total Returns

As of 6/30/14, including maximum applicable sales charges

Class A Shares
Inception (4/29/05)	4.63%
5 Years	8.39
1 Year	5.65

Class B Shares
Inception (4/29/05)	4.59%
5 Years	8.55
1 Year	5.95

Class C Shares
Inception (4/29/05)	4.51%
5 Years	8.82
1 Year	9.94

Class R Shares
Inception (4/29/05)	5.01%
5 Years	9.34
1 Year	11.44

Class S Shares
Inception	5.31%
5 Years	9.70
1 Year	11.88

Class Y Shares
Inception	5.40%
5 Years	9.86
1 Year	12.08

Class R5 Shares
Inception (4/29/05)	5.55%
5 Years	9.93
1 Year	12.08

Class S shares incepted on June 3, 2011. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class S, Class Y and Class R5 shares was 1.10%, 1.85%, 1.85%, 1.35%, 1.00%, 0.85% and 0.80%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class S, Class Y and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.60% for Invesco Conservative Allocation Fund.

3 Invesco Allocation Funds

Fund Performance

Performance summary – Invesco Growth Allocation Fund

Fund vs. Indexes

Cumulative total returns, 12/31/13 to 6/30/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	6.17%
Class B Shares	5.79
Class C Shares	5.79
Class R Shares	6.04
Class S Shares	6.18
Class Y Shares	6.33
Class R5 Shares	6.37
S&P 500 Index▼ (Broad Market Index)	7.14
Custom Growth Allocation Index■ (Style-Specific Index)	5.77
Lipper Mixed-Asset Target Allocation Growth Funds Index¿ (Peer Group Index)*	5.72
Lipper Multi-Cap Core Funds Index¿ (Former Peer Group Index)*	6.25

Source(s): ▼FactSet Research Systems Inc.; ■Invesco, FactSet Research Systems Inc.; ¿Lipper Inc.

*	The Fund has elected to use the Lipper Mixed-Asset Target Allocation Growth Funds Index to represent its peer group benchmark rather than the Lipper Multi-Cap Core Funds Index because the Lipper Mixed-Asset Target Allocation Growth Funds Index more closely reflects the performance of the types of securities in which the Fund invests.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Custom Growth Allocation Index, created by Invesco to serve as a benchmark for Invesco Growth Allocation Fund, comprises the S&P 500, the MSCI EAFE and the Barclays U.S. Aggregate indexes. The composition of the index may change based on the Fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective.

    The Lipper Mixed-Asset Target Allocation Growth Funds Index is an unmanaged index considered representative of mixed-asset target allocation growth funds tracked by Lipper.

    The Lipper Multi-Cap Core Funds Index is an unmanaged index considered representative of multi-cap core funds tracked by Lipper.

    The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

4                         Invesco Allocation Funds

Average Annual Total Returns

As of 6/30/14, including maximum applicable sales charges

Class A Shares
Inception (4/30/04)	6.01%
10 Years	5.71
5 Years	12.23
1 Year	11.51

Class B Shares
Inception (4/30/04)	5.99%
10 Years	5.68
5 Years	12.39
1 Year	11.90

Class C Shares
Inception (4/30/04)	5.81%
10 Years	5.52
5 Years	12.65
1 Year	15.99

Class R Shares
Inception (4/30/04)	6.35%
10 Years	6.05
5 Years	13.21
1 Year	17.60

Class S Shares
10 Years	6.35%
5 Years	13.59
1 Year	17.99

Class Y Shares
10 Years	6.46%
5 Years	13.76
1 Year	18.14

Class R5 Shares
Inception (4/30/04)	6.94%
10 Years	6.65
5 Years	13.86
1 Year	18.30

Class S shares incepted on September 25, 2009. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class S, Class Y and Class R5 shares was 1.25%, 2.00%, 2.00%, 1.50%, 1.15%, 1.00% and 0.90%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class S, Class Y and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/or reimbursed expenses on the Fund’s Class A, B, C, R, S and Y shares in the past, performance would have been lower.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.74% for Invesco Growth Allocation Fund.

5 Invesco Allocation Funds

Fund Performance

Performance summary – Invesco Moderate Allocation Fund

Fund vs. Indexes

Cumulative total returns, 12/31/13 to 6/30/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	5.93%
Class B Shares	5.57
Class C Shares	5.57
Class R Shares	5.89
Class S Shares	6.07
Class Y Shares	6.14
Class R5 Shares	6.16
S&P 500 Index▼ (Broad Market Index)	7.14
Custom Moderate Allocation Index■ (Style-Specific Index)	5.36
Lipper Mixed-Asset Target Allocation Moderate Funds Index¿ (Peer Group Index)	5.54

Source(s): ▼FactSet Research Systems Inc.; ■Invesco, FactSet Research Systems Inc.; ¿Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Custom Moderate Allocation Index, created by Invesco to serve as a benchmark for Invesco Moderate Allocation Fund, comprises the S&P 500, the MSCI EAFE and the Barclays U.S. Aggregate indexes. The composition of the index may change based on the Fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective.

    The Lipper Mixed-Asset Target Allocation Moderate Funds Index is an unmanaged index considered representative of mixed-asset target allocation moderate funds tracked by Lipper.

    The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

6                         Invesco Allocation Funds

Average Annual Total Returns

As of 6/30/14, including maximum applicable sales charges

Class A Shares
Inception (4/30/04)	5.70%
10 Years	5.57
5 Years	10.88
1 Year	8.54

Class B Shares
Inception (4/30/04)	5.67%
10 Years	5.54
5 Years	11.07
1 Year	9.07

Class C Shares
Inception (4/30/04)	5.50%
10 Years	5.38
5 Years	11.31
1 Year	12.98

Class R Shares
Inception (4/30/04)	6.04%
10 Years	5.91
5 Years	11.89
1 Year	14.67

Class S Shares
10 Years	6.21%
5 Years	12.23
1 Year	15.05

Class Y Shares
10 Years	6.31%
5 Years	12.44
1 Year	15.20

Class R5 Shares
Inception (4/30/04)	6.57%
10 Years	6.46
5 Years	12.44
1 Year	15.23

Class S shares incepted on September 25, 2009. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class S, Class Y and Class R5 shares was 1.15%, 1.90%, 1.90%, 1.40%, 1.05%, 0.90% and 0.86%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class S, Class Y and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/or reimbursed expenses on the Fund’s Class A, B, C, R, S and Y shares in the past, performance would have been lower.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.69% for Invesco Moderate Allocation Fund.

7 Invesco Allocation Funds

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

While the members of the Invesco Funds Board, which I chair, can’t dictate the performance of the Invesco funds, be assured that your Board works diligently throughout the year to focus on how your investments are managed. Our job is to represent you and your interests on a variety of fund management-related matters. We carefully monitor how the portfolio management teams of the Invesco funds are performing in light of ever-changing and often unpredictable economic and market conditions, and we ensure that each fund’s management team adheres to the investment strategies and investment process explained in the fund’s prospectus.

    Perhaps our most significant responsibility is conducting the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review, which is required by the Investment Company Act of 1940, focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information from Invesco that allows us to evaluate the quality of its services and the reasonableness of its fees. We also use information from a variety of independent sources, including materials provided by the independent senior officer of the Invesco funds, who reports directly to the independent trustees on the Board. Additionally, we meet with legal counsel and review performance and fee data prepared for us by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.

    After a careful review, the members of the Invesco Funds Board approved the continuation of advisory and sub-advisory contracts with Invesco Advisers and its affiliates.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

    Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

    Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

8                         Invesco Allocation Funds

Schedule of Investments

June 30, 2014

(Unaudited)

Invesco Conservative Allocation Fund

Schedule of Investments in Affiliated Issuers–99.81%(a)

	% of Net Assets 06/30/14	Value 12/31/13	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/14	Value 06/30/14
Asset Allocation Funds–13.10%
Invesco Balanced-Risk Allocation Fund	6.00%	$21,813,558	$622,429	$(1,807,780)	$1,454,892	$(55,973)	$—	1,735,786	$22,027,126
Invesco Balanced-Risk Commodity Strategy Fund	3.96%	13,816,219	928,073	(579,933)	424,628	(36,497)	—	1,595,668	14,552,490
Invesco Global Markets Strategy Fund	3.14%	11,004,540	607,676	(225,434)	129,228	(7,800)	—	1,130,473	11,508,210
Total Asset Allocation Funds		46,634,317	2,158,178	(2,613,147)	2,008,748	(100,270)	—		48,087,826

Domestic Equity Funds–19.46%
Invesco American Franchise Fund	2.01%	7,204,837	458,312	(610,847)	148,743	181,308	—	415,206	7,382,353
Invesco Charter Fund	3.02%	10,586,455	172,676	(530,608)	779,346	85,668	—	455,213	11,093,537
Invesco Comstock Fund	2.03%	7,159,075	345,475	(479,227)	273,464	152,537	57,248	296,275	7,451,324
Invesco Diversified Dividend Fund	3.91%	13,881,892	310,775	(774,397)	761,412	188,432	124,625	793,818	14,368,114
Invesco Endeavor Fund	2.12%	7,408,691	325,975	(433,906)	388,938	82,689	—	335,161	7,772,387
Invesco Growth and Income Fund	2.67%	9,336,673	427,374	(544,734)	479,777	108,056	68,580	341,356	9,807,146
Invesco Small Cap Equity Fund	1.80%	6,309,295	529,443	(285,123)	(32,818)	66,826	—	365,168	6,587,623
PowerShares Fundamental Pure Large Growth Portfolio–ETF	1.90%	6,648,012	63,524	(333,323)	534,465	65,796	42,466	224,100	6,978,474
Total Domestic Equity Funds		68,534,930	2,633,554	(3,992,165)	3,333,327	931,312	292,919		71,440,958

Fixed-Income Funds–54.03%
Invesco Core Plus Bond Fund	24.28%	85,566,203	2,997,352	(2,093,417)	2,707,004	(43,852)	2,018,540	8,184,875	89,133,290
Invesco Emerging Market Local Currency Debt Fund	3.23%	11,334,548	795,694	(641,913)	416,400	(54,116)	259,001	1,315,273	11,850,613
Invesco Floating Rate Fund	5.39%	19,156,500	1,109,198	(461,873)	3,067	(1,274)	421,507	2,478,801	19,805,618
Invesco High Yield Fund	4.91%	17,297,516	776,713	(414,629)	368,588	16,858	527,090	3,939,966	18,045,046
Invesco Premium Income Fund	3.96%	13,809,370	402,569	(544,333)	882,573	(19,303)	376,308	1,386,534	14,530,876
PowerShares 1-30 Laddered Treasury Portfolio–ETF	12.26%	42,348,864	2,084,349	(2,011,691)	2,682,860	(93,958)	549,956	1,445,700	45,010,424
Total Fixed-Income Funds		189,513,001	8,165,875	(6,167,856)	7,060,492	(195,645)	4,152,402		198,375,867

Foreign Equity Funds–10.89%
Invesco Developing Markets Fund	3.24%	11,020,289	720,050	(779,192)	940,351	184	—	340,145	11,901,682
Invesco International Growth Fund	3.70%	13,087,754	478,275	(814,354)	697,954	141,425	—	373,176	13,591,054
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio–ETF	3.95%	14,162,737	756,943	(968,326)	402,306	135,795	340,784	318,100	14,489,455
Total Foreign Equity Funds		38,270,780	1,955,268	(2,561,872)	2,040,611	277,404	340,784		39,982,191

Real Estate Funds–1.91%
Invesco Global Real Estate Fund	1.91%	6,681,190	119,433	(473,316)	671,511	24,436	73,467	542,755	7,023,254

Money Market Funds–0.42%
Liquid Assets Portfolio	0.21%	936,349	7,127,651	(7,298,201)	—	—	243	765,799	765,799
Premier Portfolio	0.21%	936,350	7,127,649	(7,298,201)	—	—	83	765,798	765,798
Total Money Market Funds		1,872,699	14,255,300	(14,596,402)	—	—	326		1,531,597
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $318,081,003)	99.81%	$351,506,917	$29,287,608	$(30,404,758)	$15,114,689	$937,237	$4,859,898		$366,441,693
OTHER ASSETS LESS LIABILITIES	0.19%								701,572
NET ASSETS	100.00%								$367,143,265

Investment Abbreviations:

ETF – Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Class R6 shares of the mutual funds listed and Fund shares of the exchange-traded funds.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Allocation Funds

Schedule of Investments—(continued)

June 30, 2014

(Unaudited)

Invesco Growth Allocation Fund

Schedule of Investments in Affiliated Issuers–100.12%(a)

	% of Net Assets 06/30/14	Value 12/31/13	Purchases at Cost	Proceeds from Sales		Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/14	Value 06/30/14
Asset Allocation Funds–19.20%
Invesco Balanced-Risk Allocation Fund	7.99%	$122,907,101	$2,575,299	$(34,408,026)		$7,628,546	$(815,767)	$—	7,713,724	$97,887,153
Invesco Balanced-Risk Commodity Strategy Fund	5.95%	69,147,572	4,313,006	(2,546,138)		2,132,021	(236,892)	—	7,983,505	72,809,569
Invesco Global Markets Strategy Fund	5.26%	61,897,648	4,399,611	(2,550,920)		876,911	(155,582)	—	6,332,777	64,467,668
Total Asset Allocation Funds		253,952,321	11,287,916	(39,505,084)		10,637,478	(1,208,241)	—		235,164,390

Domestic Equity Funds–43.27%
Invesco American Franchise Fund	4.47%	53,248,758	2,793,552	(3,618,673)		1,195,868	1,171,592	—	3,081,614	54,791,097
Invesco Charter Fund	6.69%	78,330,003	38,078	(2,765,284)		5,849,294	471,838	—	3,361,671	81,923,929
Invesco Comstock Fund	4.50%	52,857,500	1,534,455	(2,426,490)		2,421,857	678,488	424,753	2,189,495	55,065,810
Invesco Diversified Dividend Fund	8.72%	102,679,545	961,564	(3,804,216)		6,009,562	916,922	926,858	5,898,529	106,763,377
Invesco Endeavor Fund	4.70%	55,042,592	1,761,780	(2,719,701)		2,981,255	474,346	—	2,481,254	57,540,272
Invesco Growth and Income Fund	5.95%	69,520,255	1,656,653	(2,608,583)		3,595,863	670,234	509,361	2,535,135	72,834,422
Invesco Small Cap Equity Fund	4.01%	46,736,199	3,284,898	(1,107,647)		(83,709)	264,184	—	2,721,393	49,093,925
PowerShares Fundamental Pure Large Growth Portfolio–ETF	4.23%	49,242,632	—	(1,786,696)		4,086,114	330,962	315,881	1,665,800	51,873,012
Total Domestic Equity Funds		507,657,484	12,030,980	(20,837,290)		26,056,104	4,978,566	2,176,853		529,885,844

Fixed-Income Funds–8.88%
Invesco Core Plus Bond Fund	2.98%	—	36,329,210	(350,902)		573,996	2,125	525,598	3,356,697	36,554,429
Invesco Premium Income Fund	—	80,600,826	751,851	(65,969,878	)(c)	1,388,511	700,254	751,851	—	—
PowerShares 1-30 Laddered Treasury Portfolio–ETF	5.90%	—	70,795,842	(878,999)		2,334,435	13,849	597,506	2,321,100	72,265,127
Total Fixed-Income Funds		80,600,826	107,876,903	(67,199,779)		4,296,942	716,228	1,874,955		108,819,556

Foreign Equity Funds–24.25%
Invesco Developing Markets Fund	7.22%	81,563,605	4,236,604	(4,361,893)		6,857,345	94,089	—	2,526,143	88,389,750
Invesco International Growth Fund	8.25%	97,069,864	1,501,173	(3,565,660)		4,395,981	1,714,387	—	2,776,380	101,115,745
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio–ETF	8.78%	104,881,641	4,927,162	(6,118,220)		3,027,900	834,177	2,530,386	2,361,200	107,552,660
Total Foreign Equity Funds		283,515,110	10,664,939	(14,045,773)		14,281,226	2,642,653	2,530,386		297,058,155

Real Estate Funds–4.28%
Invesco Global Real Estate Fund	4.28%	49,437,649	794,312	(2,966,096)		5,334,430	(185,382)	548,295	4,050,611	52,414,913

Money Market Funds–0.24%
Liquid Assets Portfolio	0.12%	1,794,162	39,499,002	(39,848,784)		—	—	683	1,444,379	1,444,380
Premier Portfolio	0.12%	1,794,162	39,499,002	(39,848,785)		—	—	232	1,444,379	1,444,379
Total Money Market Funds		3,588,324	78,998,004	(79,697,569)		—	—	915		2,888,759
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $964,334,310)	100.12%	$1,178,751,714	$221,653,054	$(224,251,591)		$60,606,180	$6,943,824 (b)	$7,131,404		$1,226,231,617
OTHER ASSETS LESS LIABILITIES	(0.12)%									(1,500,981)
NET ASSETS	100.00%									$1,224,730,636

Investment Abbreviations:

ETF – Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Class R6 shares of the mutual funds listed and Fund shares of the exchange-traded funds.
(b)	Includes $17,471,564 from sales proceeds paid in kind from Invesco Premium Income Fund.
(c)	Reflects sales proceeds for securities received as part of the transfer in kind from Invesco Premium Income Fund.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Allocation Funds

Schedule of Investments—(continued)

June 30, 2014

(Unaudited)

Invesco Moderate Allocation Fund

Schedule of Investments in Affiliated Issuers–100.06%(a)

	% of Net Assets 06/30/14	Value 12/31/13	Purchases at Cost	Proceeds from Sales		Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/14	Value 06/30/14
Asset Allocation Funds–16.09%
Invesco Balanced-Risk Allocation Fund	7.00%	$73,276,690	$5,716,608	$(16,756,028)		$4,372,767	$64,792	$—	5,254,124	$66,674,829
Invesco Balanced-Risk Commodity Strategy Fund	4.97%	44,087,308	3,365,621	(1,411,256)		1,382,300	(147,705)	—	5,183,801	47,276,268
Invesco Global Markets Strategy Fund	4.12%	36,836,843	4,269,928	(2,327,958)		535,195	(91,536)	—	3,852,895	39,222,472
Total Asset Allocation Funds		154,200,841	13,352,157	(20,495,242)		6,290,262	(174,449)	—		153,173,569

Domestic Equity Funds–32.42%
Invesco American Franchise Fund	3.35%	29,837,872	2,081,968	(1,454,670)		1,020,672	366,504	—	1,791,470	31,852,346
Invesco Charter Fund	5.02%	43,820,854	2,324,609	(2,013,249)		3,244,006	426,980	—	1,961,559	47,803,200
Invesco Comstock Fund	3.37%	29,542,302	2,391,145	(1,651,114)		1,570,781	235,964	246,870	1,275,908	32,089,078
Invesco Diversified Dividend Fund	6.53%	57,460,751	2,749,024	(2,015,008)		3,760,556	266,279	539,579	3,437,657	62,221,602
Invesco Endeavor Fund	3.51%	30,724,316	2,256,145	(1,561,818)		1,741,400	260,656	—	1,441,168	33,420,699
Invesco Growth and Income Fund	4.45%	38,816,399	2,134,782	(1,004,733)		2,254,505	214,289	295,442	1,476,340	42,415,242
Invesco Small Cap Equity Fund	3.01%	26,150,905	3,441,973	(1,023,086)		(56,340)	193,689	—	1,591,305	28,707,141
PowerShares Fundamental Pure Large Growth Portfolio–ETF	3.18%	27,627,324	1,347,561	(1,300,278)		2,434,166	121,939	183,826	970,800	30,230,712
Total Domestic Equity Funds		283,980,723	18,727,207	(12,023,956)		15,969,746	2,086,300	1,265,717		308,740,020

Fixed-Income Funds–29.85%
Invesco Core Plus Bond Fund	10.96%	81,434,082	23,710,128	(3,682,953)		2,974,292	(120,546)	2,199,459	9,578,972	104,315,003
Invesco Emerging Market Local Currency Debt Fund	2.99%	21,492,154	6,830,469	(792,495)		1,063,757	(87,348)	577,751	3,163,878	28,506,537
Invesco Floating Rate Fund	3.02%	27,321,949	2,538,682	(1,112,072)		65,179	(62,229)	608,607	3,598,437	28,751,509
Invesco High Yield Fund	4.01%	32,865,359	5,951,362	(1,395,769)		766,005	(2,074)	1,073,898	8,337,311	38,184,883
Invesco Premium Income Fund	—	52,955,705	1,664,081	(44,352,423	)(c)	1,030,912	358,869	499,664	—	—
PowerShares 1-30 Laddered Treasury Portfolio–ETF	8.87%	54,242,600	29,717,159	(3,658,798)		4,349,166	(208,492)	924,550	2,712,200	84,441,635
Total Fixed-Income Funds		270,311,849	70,411,881	(54,994,510)		10,249,311	(121,820)	5,883,929		284,199,567

Foreign Equity Funds–18.19%
Invesco Developing Markets Fund	5.43%	45,651,237	4,080,446	(2,184,699)		4,089,342	13,534	—	1,476,132	51,649,860
Invesco International Growth Fund	6.18%	54,211,746	2,605,652	(1,558,969)		3,447,085	159,703	—	1,616,288	58,865,217
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio–ETF	6.58%	58,620,804	4,884,930	(3,112,899)		2,020,969	267,551	1,471,664	1,376,100	62,681,355
Total Foreign Equity Funds		158,483,787	11,571,028	(6,856,567)		9,557,396	440,788	1,471,664		173,196,432

Real Estate Funds–3.21%
Invesco Global Real Estate Fund	3.21%	27,625,838	1,197,140	(1,227,926)		2,893,039	85,152	318,543	2,362,693	30,573,243

Money Market Funds–0.30%
Liquid Assets Portfolio	0.15%	4,469,025	17,911,032	(20,919,551)		—	—	671	1,460,506	1,460,506
Premier Portfolio	0.15%	4,469,025	17,911,032	(20,919,551)		—	—	229	1,460,506	1,460,506
Total Money Market Funds		8,938,050	35,822,064	(41,839,102)		—	—	900		2,921,012
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $781,772,095)	100.06%	$903,541,088	$151,081,477	$(137,437,303)		$44,959,754	$2,315,971 (b)	$8,940,753		$952,803,843
OTHER ASSETS LESS LIABILITIES	(0.06)%									(600,520)
NET ASSETS	100.00%									$952,203,323

Investment Abbreviations:

ETF – Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Class R6 shares of the mutual funds listed and Fund shares of the exchange-traded funds.
(b)	Includes $11,657,144 of proceeds from sales of transfer in kind from Invesco Premium Income Fund.
(c)	Reflects sales proceeds for securities received as part of the transfer in kind from Invesco Premium Income Fund.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Allocation Funds

Portfolio Composition

June 30, 2014

(Unaudited)

Invesco Conservative Allocation Fund

Asset Class	Target Allocation Range	% of Total Net Assets As of 6/30/14
Intermediate Term Taxable Investment Grade	24.52%	24.28%
Taxable Non Investment Grade	14.36	14.26
Balanced Risk	10.30	9.96
Large Cap Value	8.54	8.61
International/Global Blend	4.00	3.95
Large Cap Growth	3.85	3.91
Inernational/Global Growth	3.68	3.70
Emerging Markets Fixed Income	3.27	3.23
Emerging Markets	3.20	3.24
Absolute Return	3.20	3.14
Large Cap Blend	2.97	3.02
Mid Cap Blend	2.08	2.12
Global Real Estate	1.92	1.91
Small Cap Blend	1.76	1.80
Cash Equivalents Plus Other Assets Less Liabilities	12.35	12.87

Invesco Growth Allocation Fund

Asset Class	Target Allocation Range*	% of Total Net Assets As of 6/30/14
Large Cap Value	18.99%	19.17%
Balanced Risk	13.97	13.94
International/Global Blend	8.91	8.78
Large Cap Growth	8.59	8.70
International/Global Growth	8.19	8.25
Emerging Markets	7.11	7.22
Large Cap Blend	6.60	6.69
Absolute Return	5.31	5.26
Mid Cap Blend	4.63	4.70
Global Real Estate	4.27	4.28
Small Cap Blend	3.92	4.01
Intermediate Term Taxable Investment Grade	3.00	2.98
Cash Equivalents Plus Other Assets Less Liabilities	6.00	6.02

Invesco Moderate Allocation Fund

Asset Class	Target Allocation Range*	% of Total Net Assets As of 6/30/14
Large Cap Value	14.23%	14.35%
Balanced risk	11.98	11.97
Intermediate Term Taxable Investment Grade	11.00	10.96
Taxable Non Investment Grade	7.03	7.03
International/Global Blend	6.67	6.58
Large Cap Growth	6.42	6.53
International/Global Growth	6.14	6.18
Emerging Markets	5.33	5.43
Large Cap Blend	4.95	5.02
Absolute Return	4.15	4.12
Mid Cap Blend	3.46	3.51
Global Real Estate	3.20	3.21
Small Cap Blend	2.94	3.01
Emerging Markets Fixed Income	3.00	2.99
Cash Equivalents Plus Other Assets Less Liabilities	9.00	9.11

*	Percentage may not equal to 100% due to rounding.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Allocation Funds

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

	Invesco Conservative Allocation Fund	Invesco Growth Allocation Fund	Invesco Moderate Allocation Fund
Assets:
Investments in affiliated underlying funds, at value	$366,441,693	$1,226,231,617	$952,803,843
Receivable for:
Fund shares sold	1,297,397	834,675	1,332,678
Dividends — affiliated underlying funds	1,685	2,630	4,178
Investment for trustee deferred compensation and retirement plans	87,073	196,965	135,743
Other assets	109,873	85,061	88,115
Total assets	367,937,721	1,227,350,948	954,364,557

Liabilities:
Payable for:
Fund shares reacquired	338,273	1,366,939	1,252,861
Dividends	71,754	—	107,576
Accrued fees to affiliates	287,655	982,805	593,035
Accrued trustees’ and officer’s fees and benefits	566	592	710
Accrued other operating expenses	—	44,369	49,217
Trustee deferred compensation and retirement plans	96,208	225,607	157,835
Total liabilities	794,456	2,620,312	2,161,234
Net assets applicable to shares outstanding	$367,143,265	$1,224,730,636	$952,203,323

Net assets consist of:
Shares of beneficial interest	$335,371,810	$1,159,341,802	$842,856,117
Undistributed net investment income	2,781,327	4,519,646	2,949,450
Undistributed net realized gain (loss)	(19,370,562)	(201,028,119)	(64,633,992)
Net unrealized appreciation	48,360,690	261,897,307	171,031,748
	$367,143,265	$1,224,730,636	$952,203,323

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Allocation Funds

Statement of Assets and Liabilities—(continued)

June 30, 2014

(Unaudited)

	Invesco Conservative Allocation Fund	Invesco Growth Allocation Fund	Invesco Moderate Allocation Fund
Net Assets:
Class A	$257,081,360	$876,459,900	$670,692,703
Class B	$20,446,353	$110,043,486	$57,339,926
Class C	$72,946,391	$175,622,045	$159,223,856
Class R	$10,165,970	$25,781,357	$21,460,116
Class S	$2,755,750	$31,306,347	$36,022,498
Class Y	$3,708,761	$5,137,101	$7,190,643
Class R5	$38,680	$380,400	$273,581

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	22,129,161	60,661,389	51,812,695
Class B	1,781,743	7,730,262	4,461,775
Class C	6,344,152	12,328,410	12,397,320
Class R	878,274	1,791,595	1,661,529
Class S	236,926	2,167,720	2,783,747
Class Y	319,605	355,779	554,707
Class R5	3,314	26,175	21,059
Class A:
Net asset value per share	$11.62	$14.45	$12.94
Maximum offering price per share (Net asset value of ÷ 94.50%)	$12.30	$15.29	$13.69
Class B:
Net asset value and offering price per share	$11.48	$14.24	$12.85
Class C:
Net asset value and offering price per share	$11.50	$14.25	$12.84
Class R:
Net asset value and offering price per share	$11.57	$14.39	$12.92
Class S:
Net asset value and offering price per share	$11.63	$14.44	$12.94
Class Y:
Net asset value and offering price per share	$11.60	$14.44	$12.96
Class R5:
Net asset value and offering price per share	$11.67	$14.53	$12.99
Cost of investments in affiliated issuers	$318,081,003	$964,334,310	$781,772,095

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Allocation Funds

Statement of Operations

For the six months ended June 30, 2014

(Unaudited)

	Invesco Conservative Allocation Fund	Invesco Growth Allocation Fund	Invesco Moderate Allocation Fund
Investment income:
Dividends from affiliated underlying funds	$4,859,898	$7,131,404	$8,940,753
Other Income	358	44,553	29,483
Total investment income	4,860,256	7,175,957	8,970,236

Expenses:
Administrative services fees	55,491	150,024	119,645
Custodian fees	1,955	7,452	5,722
Distribution fees:
Class A	307,273	1,040,154	795,344
Class B	107,913	573,107	299,740
Class C	347,900	836,972	759,035
Class R	24,283	62,622	54,996
Class S	2,095	23,184	26,448
Transfer agent fees — A, B, C, R, S and Y	267,327	1,362,658	729,270
Transfer agent fees — R5	19	172	125
Trustees’ and officers’ fees and benefits	14,512	20,261	18,700
Other	81,267	222,586	147,217
Total expenses	1,210,035	4,299,192	2,956,242
Less: Expense offset arrangement(s)	(828)	(3,449)	(1,787)
Net expenses	1,209,207	4,295,743	2,954,455
Net investment income	3,651,049	2,880,214	6,015,781

Realized and unrealized gain from:
Net realized gain from:
Net realized gain on sales of affiliated underlying fund shares	937,237	6,943,824	2,315,971
Foreign currencies	—	15,360	10,263
	937,237	6,959,184	2,326,234
Change in net unrealized appreciation of affiliated underlying fund shares	15,114,689	60,606,180	44,959,754
Net gain from affiliated underlying funds	16,051,926	67,565,364	47,285,988
Net increase in net assets resulting from operations	$19,702,975	$70,445,578	$53,301,769

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Allocation Funds

Statement of Changes in Net Assets

For the six months ended June 30, 2014 and the year ended December 31, 2013

(Unaudited)

	Invesco Conservative Allocation Fund		Invesco Growth Allocation Fund		Invesco Moderate Allocation Fund
	2014	2013	2014	2013	2014	2013
Operations:
Net investment income	$3,651,049	$6,414,447	$2,880,214	$8,611,708	$6,015,781	$12,117,943
Net realized gain	937,237	12,907,042	6,959,184	99,446,192	2,326,234	41,423,656
Change in net unrealized appreciation (depreciation)	15,114,689	(1,351,126)	60,606,180	36,680,637	44,959,754	30,452,368
Net increase in net assets resulting from operations	19,702,975	17,970,363	70,445,578	144,738,537	53,301,769	83,993,967

Distributions to shareholders from net investment income:
Class A	(2,134,083)	(4,647,640)	—	(12,446,938)	(4,453,145)	(10,935,222)
Class B	(102,293)	(365,417)	—	(1,084,205)	(185,544)	(910,330)
Class C	(341,155)	(1,051,977)	—	(1,445,703)	(484,137)	(2,008,657)
Class R	(72,031)	(169,016)	—	(326,733)	(122,504)	(382,184)
Class S	(24,967)	(56,186)	—	(511,533)	(261,962)	(649,649)
Class Y	(35,029)	(71,584)	—	(80,718)	(49,614)	(86,806)
Class R5	(381)	(965)	—	(6,661)	(2,202)	(4,310)
Total distributions from net investment income	(2,709,939)	(6,362,785)	—	(15,902,491)	(5,559,108)	(14,977,158)

Share transactions–net:
Class A	1,383,573	7,190,507	(1,677,209)	140,441,635	9,216,489	42,631,811
Class B	(3,537,052)	(9,035,955)	(18,746,742)	11,943,006	(9,951,836)	(21,556,804)
Class C	938,748	3,702,689	167,281	16,232,207	3,835,862	13,443,792
Class R	243,561	301,000	(1,099,624)	(413,281)	(2,754,990)	726,111
Class S	(242,160)	(101,678)	(2,532,410)	(3,918,014)	(1,473,873)	(4,035,573)
Class Y	(213,535)	659,463	248,555	1,573,327	1,979,856	1,276,437
Class R5	(9,625)	22,421	11,533	101,940	28,703	(238,928)
Net increase (decrease) in net assets resulting from share transactions	(1,436,490)	2,738,447	(23,628,616)	165,960,820	880,211	32,246,846
Net increase in net assets	15,556,546	14,346,025	46,816,962	294,796,866	48,622,872	101,263,655

Net assets:
Beginning of period	351,586,719	337,240,694	1,177,913,674	883,116,808	903,580,451	802,316,796
End of period*	$367,143,265	$351,586,719	$1,224,730,636	$1,177,913,674	$952,203,323	$903,580,451
* Includes accumulated undistributed net investment income	$2,781,327	$1,840,217	$4,519,646	$1,639,432	$2,949,450	$2,492,777

Notes to Financial Statements

June 30, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

AIM Growth Series (Invesco Growth Series) (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of fifteen separate series portfolios (each constituting a “Fund”), each authorized to issue an unlimited number of shares of beneficial interest. The Funds covered in this report, each a series portfolio of the Trust, are Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund and Invesco Moderate Allocation Fund (collectively, the “Funds”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The investment objectives of the Funds are: to provide total return consistent with a lower level of risk relative to the broad stock market for Invesco Conservative Allocation Fund, to provide long-term growth of capital consistent with a higher level of risk relative to the broad stock market for Invesco Growth Allocation Fund, and to provide total return consistent with a moderate level of risk relative to the broad stock market for Invesco Moderate Allocation Fund.

16                         Invesco Allocation Funds

Each Fund is a “fund of funds,” in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (“Invesco”) or exchange-traded funds advised by Invesco Powershares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco. Invesco and PowerShares Capital are affiliates of each other as they are indirect wholly-owned subsidiaries of Invesco Ltd. Invesco may change each Fund’s asset class allocations, the underlying funds or target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are available upon request.

Each Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class S, Class Y and Class R5. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class S, Class Y and Class R5 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the funds as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends,

17                         Invesco Allocation Funds

bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Distributions — Invesco Conservative Allocation Fund and Invesco Moderate Allocation Fund generally declare and pay dividends from income, if any, quarterly. Invesco Growth Allocation Fund generally declares and pays dividends from income, if any, annually. Distributions from net realized capital gains, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Funds may elect to treat a portion of the proceeds from redemptions as distributions for federal tax purposes.
D.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.	Expenses — Expenses included in the accompanying financial statements reflect the expenses of the Funds and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds.

Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco. Under the terms of the investment advisory agreement, the Funds do not pay an advisory fee. However, each Fund pays advisory fees to Invesco indirectly as a shareholder of the underlying funds.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

18                         Invesco Allocation Funds

Invesco has contractually agreed, through June 30, 2015, to reimburse expenses to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class S, Class Y and Class R5 shares for each Fund as shown in the following table:

	Class A	Class B	Class C	Class R	Class S	Class Y	Class R5
Invesco Conservative Allocation Fund	1.50%	2.25%	2.25%	1.75%	1.40%	1.25%	1.25%
Invesco Growth Allocation Fund	2.00%	2.75%	2.75%	2.25%	1.90%	1.75%	1.75%
Invesco Moderate Allocation Fund	1.50%	2.25%	2.25%	1.75%	1.40%	1.25%	1.25%

In determining Invesco’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The total annual fund operating expenses used in determining whether each Fund meets or exceeds the expense limitations described above do not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are not operating expenses of a Fund directly, but are fees and expenses, including management fees of the investment companies in which a Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. Invesco did not reimburse expenses during the period under this expense limitation.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended June 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to each Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class S and Class R5 shares of each Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund’s Class A, Class B, Class C, Class R and Class S shares (collectively, the “Plans”). Each Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares and 0.15% of the average daily net assets of Class S shares. Of the Plan payments, up to 0.25% of the average daily net assets of Class A, Class B, Class C and Class R shares and 0.15% of the average daily net assets of Class S shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund. For the six months ended June 30, 2014, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Funds. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Funds. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2014, IDI advised the Funds that IDI retained the following in front-end sales commissions from the sale of Class A shares and received the following in CDCS imposed on redemptions by shareholders:

	Front End Sales Charges	Contingent Deferred Sales Charges
	Class A	Class A	Class B	Class C
Invesco Conservative Allocation Fund	$64,437	$2,052	$7,811	$2,641
Invesco Growth Allocation Fund	182,692	533	24,963	7,411
Invesco Moderate Allocation Fund	147,334	717	20,234	3,722

The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

19                         Invesco Allocation Funds

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2014, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2014, the Funds received credits from this arrangement, which resulted in the reduction of the Funds’ total expenses of:

Transfer Agent Credits
Invesco Conservative Allocation Fund	$828
Invesco Growth Allocation Fund	3,449
Invesco Moderate Allocation Fund	1,787

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily carry a negative or overdrawn balance in their account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds below had a capital loss carryforward as of December 31, 2013 which expires as follows:

	Invesco Conservative Allocation Fund			Invesco Growth Allocation Fund			Invesco Moderate Allocation Fund
Expiration*	Short-Term	Long-Term	Total	Short-Term	Long-Term	Total	Short-Term	Long-Term	Total
December 31, 2016	$—	$—	$—	$23,040,646	$—	$23,040,646	$—	$—	$—
December 31, 2017	3,628,775	—	3,628,775	107,770,298	—	107,770,298	5,601,482	—	5,601,482
December 31, 2018	9,084,099	—	9,084,099	67,427,109	—	67,427,109	51,386,785	—	51,386,785

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

20                         Invesco Allocation Funds

NOTE 8—Investment Securities

The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	For the six months ended June 30, 2014*		At June 30, 2014
			Federal Tax Cost**	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
	Purchases	Sales
Invesco Conservative Allocation Fund	$15,032,308	$15,808,356	$325,675,928	$42,762,190	$(1,996,425)	$40,765,765
Invesco Growth Allocation Fund	142,655,050	144,554,022	974,083,560	256,678,892	(4,530,835)	252,148,057
Invesco Moderate Allocation Fund	115,259,413	95,598,201	791,528,956	165,830,246	(4,555,359)	161,274,887

*	Excludes U.S. Treasury obligations and money market funds, if any.
**	Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

NOTE 9—Share Information

Invesco Conservative Allocation Fund

	Summary of Share Activity
	Six months ended June 30, 2014(a)		Year ended December 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	2,139,609	$24,155,736	4,933,509	$54,133,289
Class B	58,365	647,842	181,373	1,972,074
Class C	920,003	10,271,649	2,021,175	21,943,308
Class R	121,056	1,356,475	208,281	2,278,990
Class S	3,162	35,636	8,663	95,065
Class Y	101,829	1,144,714	117,607	1,295,784
Class R5	31	350	1,988	21,970

Issued as reinvestment of dividends:
Class A	175,141	1,998,865	394,515	4,344,506
Class B	7,704	86,906	31,600	343,804
Class C	28,582	322,832	90,588	987,555
Class R	6,334	72,032	15,404	169,016
Class S	2,187	24,967	5,088	56,080
Class Y	2,967	33,813	6,305	69,363
Class R5	12	133	42	464

Automatic conversion of Class B shares to Class A shares:
Class A	188,965	2,143,494	379,499	4,171,081
Class B	(191,449)	(2,143,494)	(383,861)	(4,171,081)

Reacquired:
Class A	(2,386,213)	(26,914,522)	(5,061,037)	(55,458,369)
Class B	(191,479)	(2,128,306)	(662,326)	(7,180,752)
Class C	(866,168)	(9,655,733)	(1,771,800)	(19,228,174)
Class R	(105,501)	(1,184,946)	(196,107)	(2,147,006)
Class S	(26,582)	(302,763)	(23,141)	(252,823)
Class Y	(124,134)	(1,392,062)	(64,926)	(705,684)
Class R5	(910)	(10,108)	(1)	(13)
Net increase (decrease) in share activity	(136,489)	$(1,436,490)	232,438	$2,738,447

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 34% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

21                         Invesco Allocation Funds

NOTE 9—Share Information—(continued)

Invesco Growth Allocation Fund

	Summary of Share Activity
	Six months ended June 30, 2014(a)		Year ended December 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	4,009,860	$55,158,467	8,311,805	$107,222,702
Class B	98,074	1,330,269	168,104	2,139,658
Class C	1,244,184	16,909,106	2,177,475	27,735,707
Class R	177,270	2,427,276	351,227	4,516,168
Class S	59,065	814,722	174,357	2,229,275
Class Y	80,647	1,109,599	171,608	2,209,248
Class R5	2,919	40,034	13,530	176,789

Issued as reinvestment of dividends:
Class A	—	—	907,935	12,139,085
Class B	—	—	80,078	1,059,429
Class C	—	—	106,120	1,405,034
Class R	—	—	24,492	326,728
Class S	—	—	38,289	511,533
Class Y	—	—	5,402	72,116
Class R5	—	—	480	6,444

Issued in connection with acquisitions:(b)
Class A	—	—	9,817,179	126,474,135
Class B	—	—	3,022,206	38,428,396
Class C	—	—	1,262,772	16,047,786
Class Y	—	—	78,928	1,015,518

Automatic conversion of Class B shares to Class A shares:
Class A	778,283	10,802,196	1,145,770	14,808,803
Class B	(788,817)	(10,802,196)	(1,160,452)	(14,808,803)

Reacquired:
Class A	(4,907,008)	(67,637,872)	(9,316,203)	(120,203,090)
Class B	(681,955)	(9,274,815)	(1,164,915)	(14,875,674)
Class C	(1,229,348)	(16,741,825)	(2,271,534)	(28,956,320)
Class R	(256,746)	(3,526,900)	(408,157)	(5,256,177)
Class S	(242,743)	(3,347,132)	(518,320)	(6,658,822)
Class Y	(62,298)	(861,044)	(131,965)	(1,723,555)
Class R5	(2,100)	(28,501)	(6,164)	(81,293)
Net increase (decrease) in share activity	(1,720,713)	$(23,628,616)	12,880,047	$165,960,820

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 25% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	As of the opening of business on July 15, 2013, the Fund acquired all the net assets of Invesco Leaders Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Trustees of the Fund on December 6, 2012 and by the shareholders of the Target Fund on July 2, 2013. The acquisition was accomplished by a tax-free exchange of 14,181,085 shares of the Fund for 16,087,422 shares outstanding of the Target Fund as of the close of business on July 12, 2013. Shares of the Target Fund were exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, July 12, 2013. The Target Fund’s net assets as of the close of business on July 12, 2013 of $181,965,835, including $50,107,876 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $935,420,237 and $1,117,386,072 immediately after the acquisition.
The pro forma results of operations for the year ended December 31, 2013 assuming the reorganization had been completed on January 1, 2013, the beginning of the annual reporting period are as follows:

Net investment income	$8,777,032
Net realized/unrealized gains	159,360,649
Change in net assets resulting from operations	$168,137,681

The combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Fund’s Statement of Operations since July 15, 2013.

22                         Invesco Allocation Funds

NOTE 9—Share Information—(continued)

Invesco Moderate Allocation Fund

	Summary of Share Activity
	Six months ended June 30, 2014(a)		Year ended December 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	4,136,049	$51,531,666	10,462,040	$124,386,470
Class B	92,562	1,137,891	258,581	3,065,014
Class C	1,576,729	19,418,493	3,484,238	41,284,887
Class R	249,162	3,092,506	503,011	5,948,675
Class S	59,405	740,144	135,561	1,606,065
Class Y	239,673	3,026,861	202,552	2,442,553
Class R5	2,965	37,240	6,499	77,233

Issued as reinvestment of dividends:
Class A	334,065	4,226,930	861,985	10,465,341
Class B	12,880	161,940	73,115	882,135
Class C	36,992	464,245	160,368	1,933,325
Class R	9,595	121,054	31,191	377,840
Class S	20,689	261,640	53,462	649,047
Class Y	3,032	38,570	4,515	54,907
Class R5	164	2,085	333	4,052

Automatic conversion of Class B shares to Class A shares:
Class A	504,772	6,314,087	1,209,247	14,363,716
Class B	(508,689)	(6,314,087)	(1,216,987)	(14,363,716)

Reacquired:
Class A	(4,239,903)	(52,856,194)	(8,957,005)	(106,583,716)
Class B	(399,882)	(4,937,580)	(943,395)	(11,140,237)
Class C	(1,296,807)	(16,046,876)	(2,518,091)	(29,774,420)
Class R	(480,004)	(5,968,550)	(468,819)	(5,600,404)
Class S	(197,589)	(2,475,657)	(527,533)	(6,290,685)
Class Y	(86,938)	(1,085,575)	(101,242)	(1,221,023)
Class R5	(830)	(10,622)	(27,147)	(320,213)
Net increase in share activity	68,092	$880,211	2,686,479	$32,246,846

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 23% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

23                         Invesco Allocation Funds

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of each Fund outstanding throughout the periods indicated.

Invesco Conservative Allocation Fund

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/14	$11.08	$0.13	$0.51	$0.64	$(0.10)	$11.62	5.77%	$257,081	0.49	%(e)	0.49	%(e)	2.26	%(e)	4%
Year ended 12/31/13	10.70	0.23	0.37	0.60	(0.22)	11.08	5.58	243,852	0.50		0.50		2.06		20
Year ended 12/31/12	9.95	0.27	0.85	1.12	(0.37)	10.70	11.28	228,512	0.46		0.49		2.55		9
Year ended 12/31/11	9.94	0.33	0.04	0.37	(0.36)	9.95	3.77	201,299	0.39		0.53		3.26		27
Year ended 12/31/10	9.35	0.29	0.58	0.87	(0.28)	9.94	9.33	46,954	0.39		0.73		3.04		70
Year ended 12/31/09	8.35	0.32	1.12	1.44	(0.44)	9.35	17.28	41,152	0.39		0.71		3.66		26
Class B
Six months ended 06/30/14	10.94	0.08	0.51	0.59	(0.05)	11.48	5.44	20,446	1.24	(e)	1.24	(e)	1.51	(e)	4
Year ended 12/31/13	10.60	0.14	0.37	0.51	(0.17)	10.94	4.83	22,965	1.25		1.25		1.31		20
Year ended 12/31/12	9.87	0.19	0.83	1.02	(0.29)	10.60	10.33	31,090	1.21		1.24		1.80		9
Year ended 12/31/11	9.88	0.25	0.05	0.30	(0.31)	9.87	3.06	34,832	1.14		1.28		2.51		27
Year ended 12/31/10	9.30	0.22	0.56	0.78	(0.20)	9.88	8.45	9,032	1.14		1.48		2.29		70
Year ended 12/31/09	8.31	0.26	1.11	1.37	(0.38)	9.30	16.46	9,129	1.14		1.46		2.91		26
Class C
Six months ended 06/30/14	10.96	0.08	0.51	0.59	(0.05)	11.50	5.43	72,946	1.24	(e)	1.24	(e)	1.51	(e)	4
Year ended 12/31/13	10.63	0.14	0.36	0.50	(0.17)	10.96	4.73	68,657	1.25		1.25		1.31		20
Year ended 12/31/12	9.89	0.19	0.84	1.03	(0.29)	10.63	10.41	62,919	1.21		1.24		1.80		9
Year ended 12/31/11	9.90	0.25	0.05	0.30	(0.31)	9.89	3.05	56,322	1.14		1.28		2.51		27
Year ended 12/31/10	9.32	0.22	0.56	0.78	(0.20)	9.90	8.43	14,494	1.14		1.48		2.29		70
Year ended 12/31/09	8.33	0.26	1.11	1.37	(0.38)	9.32	16.42	14,731	1.14		1.46		2.91		26
Class R
Six months ended 06/30/14	11.04	0.11	0.50	0.61	(0.08)	11.57	5.57	10,166	0.74	(e)	0.74	(e)	2.01	(e)	4
Year ended 12/31/13	10.67	0.20	0.37	0.57	(0.20)	11.04	5.36	9,453	0.75		0.75		1.81		20
Year ended 12/31/12	9.93	0.24	0.84	1.08	(0.34)	10.67	10.92	8,845	0.71		0.74		2.30		9
Year ended 12/31/11	9.92	0.30	0.05	0.35	(0.34)	9.93	3.60	8,197	0.64		0.78		3.01		27
Year ended 12/31/10	9.34	0.27	0.56	0.83	(0.25)	9.92	8.96	3,241	0.64		0.98		2.79		70
Year ended 12/31/09	8.34	0.30	1.12	1.42	(0.42)	9.34	17.05	2,580	0.64		0.96		3.41		26
Class S
Six months ended 06/30/14	11.09	0.13	0.51	0.64	(0.10)	11.63	5.82	2,756	0.39	(e)	0.39	(e)	2.36	(e)	4
Year ended 12/31/13	10.70	0.24	0.37	0.61	(0.22)	11.09	5.73	2,863	0.40		0.40		2.16		20
Year ended 12/31/12	9.96	0.28	0.84	1.12	(0.38)	10.70	11.27	2,864	0.36		0.39		2.65		9
Year ended 12/31/11(f)	10.09	0.19	(0.17)	0.02	(0.15)	9.96	0.24	2,560	0.29	(g)	0.43	(g)	3.36	(g)	27
Class Y
Six months ended 06/30/14	11.07	0.14	0.50	0.64	(0.11)	11.60	5.82	3,709	0.24	(e)	0.24	(e)	2.51	(e)	4
Year ended 12/31/13	10.67	0.25	0.38	0.63	(0.23)	11.07	5.91	3,751	0.25		0.25		2.31		20
Year ended 12/31/12	9.93	0.30	0.84	1.14	(0.40)	10.67	11.46	2,987	0.21		0.24		2.80		9
Year ended 12/31/11	9.92	0.35	0.04	0.39	(0.38)	9.93	3.94	1,173	0.14		0.28		3.51		27
Year ended 12/31/10	9.34	0.32	0.56	0.88	(0.30)	9.92	9.49	41	0.14		0.48		3.29		70
Year ended 12/31/09	8.35	0.35	1.11	1.46	(0.47)	9.34	17.54	70	0.14		0.46		3.91		26
Class R5
Six months ended 06/30/14	11.13	0.15	0.51	0.66	(0.12)	11.67	5.91	39	0.19	(e)	0.19	(e)	2.56	(e)	4
Year ended 12/31/13	10.73	0.26	0.37	0.63	(0.23)	11.13	5.92	47	0.20		0.20		2.36		20
Year ended 12/31/12	9.98	0.30	0.85	1.15	(0.40)	10.73	11.56	23	0.17		0.21		2.83		9
Year ended 12/31/11	9.96	0.35	0.05	0.40	(0.38)	9.98	4.03	77	0.14		0.21		3.51		27
Year ended 12/31/10	9.37	0.32	0.57	0.89	(0.30)	9.96	9.57	32	0.14		0.36		3.29		70
Year ended 12/31/09	8.38	0.35	1.11	1.46	(0.47)	9.37	17.48	29	0.14		0.32		3.91		26

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.60%, 0.60%, 0.64%, 0.64%, 0.64% and 0.67% for the six months ended June 30, 2014 and the years ended December 31, 2013, December 31, 2012, December 31, 2011, December 31, 2010 and December 31, 2009, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ending December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $226,619,088 and sold of $49,277,466 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Conservative Allocation Fund and Invesco Van Kampen Asset Allocation Conservative Fund into the Fund.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $247,856, $21,761, $70,157, $9,794, $2,816, $3,678 and $38 for Class A, Class B, Class C, Class R, Class S, Class Y and Class R5 shares, respectively.
(f)	Commencement date of June 3, 2011 for Class S shares.
(g)	Annualized.

24                         Invesco Allocation Funds

NOTE 10—Financial Highlights—(continued)

Invesco Growth Allocation Fund

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/14	$13.61	$0.05	$0.79	$0.84	$—	$14.45	6.17%	$876,460	0.55	%(e)	0.55	%(e)	0.67	%(e)	12%
Year ended 12/31/13	11.98	0.14	1.70	1.84	(0.21)	13.61	15.37	827,241	0.51		0.51		1.03		39
Year ended 12/31/12	10.73	0.18	1.39	1.57	(0.32)	11.98	14.68	597,879	0.46		0.55		1.55		10
Year ended 12/31/11	11.10	0.17	(0.29)	(0.12)	(0.25)	10.73	(1.13)	556,456	0.40		0.58		1.58		28
Year ended 12/31/10	10.02	0.17	1.12	1.29	(0.21)	11.10	12.91	285,192	0.46		0.61		1.69		73
Year ended 12/31/09	7.76	0.18	2.24	2.42	(0.16)	10.02	31.22	269,062	0.46		0.68		2.13		28
Class B
Six months ended 06/30/14	13.46	(0.00)	0.78	0.78	—	14.24	5.79	110,043	1.30	(e)	1.30	(e)	(0.08	)(e)	12
Year ended 12/31/13	11.87	0.04	1.67	1.71	(0.12)	13.46	14.41	122,521	1.26		1.26		0.28		39
Year ended 12/31/12	10.64	0.09	1.37	1.46	(0.23)	11.87	13.73	96,852	1.21		1.30		0.80		10
Year ended 12/31/11	10.93	0.09	(0.28)	(0.19)	(0.10)	10.64	(1.79)	110,133	1.15		1.33		0.83		28
Year ended 12/31/10	9.88	0.10	1.09	1.19	(0.14)	10.93	12.02	69,723	1.21		1.36		0.94		73
Year ended 12/31/09	7.64	0.12	2.19	2.31	(0.07)	9.88	30.20	73,887	1.21		1.43		1.38		28
Class C
Six months ended 06/30/14	13.47	(0.00)	0.78	0.78	—	14.25	5.79	175,622	1.30	(e)	1.30	(e)	(0.08	)(e)	12
Year ended 12/31/13	11.87	0.04	1.68	1.72	(0.12)	13.47	14.50	165,853	1.26		1.26		0.28		39
Year ended 12/31/12	10.64	0.09	1.37	1.46	(0.23)	11.87	13.73	131,069	1.21		1.30		0.80		10
Year ended 12/31/11	10.93	0.09	(0.28)	(0.19)	(0.10)	10.64	(1.79)	124,789	1.15		1.33		0.83		28
Year ended 12/31/10	9.88	0.10	1.09	1.19	(0.14)	10.93	12.02	74,096	1.21		1.36		0.94		73
Year ended 12/31/09	7.64	0.12	2.19	2.31	(0.07)	9.88	30.20	72,462	1.21		1.43		1.38		28
Class R
Six months ended 06/30/14	13.57	0.03	0.79	0.82	—	14.39	6.04	25,781	0.80	(e)	0.80	(e)	0.42	(e)	12
Year ended 12/31/13	11.95	0.10	1.70	1.80	(0.18)	13.57	15.08	25,394	0.76		0.76		0.78		39
Year ended 12/31/12	10.71	0.15	1.38	1.53	(0.29)	11.95	14.32	22,751	0.71		0.80		1.30		10
Year ended 12/31/11	11.05	0.15	(0.29)	(0.14)	(0.20)	10.71	(1.32)	21,917	0.65		0.83		1.33		28
Year ended 12/31/10	9.98	0.15	1.11	1.26	(0.19)	11.05	12.61	14,761	0.71		0.86		1.44		73
Year ended 12/31/09	7.73	0.16	2.22	2.38	(0.13)	9.98	30.81	13,034	0.71		0.93		1.88		28
Class S
Six months ended 06/30/14	13.60	0.05	0.79	0.84	—	14.44	6.18	31,306	0.45	(e)	0.45	(e)	0.77	(e)	12
Year ended 12/31/13	11.97	0.15	1.70	1.85	(0.22)	13.60	15.49	31,974	0.41		0.41		1.13		39
Year ended 12/31/12	10.73	0.19	1.38	1.57	(0.33)	11.97	14.70	31,803	0.36		0.45		1.65		10
Year ended 12/31/11	11.10	0.19	(0.29)	(0.10)	(0.27)	10.73	(0.96)	30,420	0.30		0.48		1.68		28
Year ended 12/31/10	10.02	0.18	1.12	1.30	(0.22)	11.10	13.02	32,295	0.36		0.51		1.79		73
Year ended 12/31/09(f)	9.61	0.06	0.51	0.57	(0.16)	10.02	6.00	15,961	0.36	(g)	0.47	(g)	2.23	(g)	28
Class Y
Six months ended 06/30/14	13.58	0.06	0.80	0.86	—	14.44	6.33	5,137	0.30	(e)	0.30	(e)	0.92	(e)	12
Year ended 12/31/13	11.96	0.17	1.69	1.86	(0.24)	13.58	15.56	4,584	0.26		0.26		1.28		39
Year ended 12/31/12	10.72	0.21	1.38	1.59	(0.35)	11.96	14.88	2,553	0.21		0.30		1.80		10
Year ended 12/31/11	11.10	0.20	(0.28)	(0.08)	(0.30)	10.72	(0.79)	2,585	0.15		0.33		1.83		28
Year ended 12/31/10	10.02	0.20	1.12	1.32	(0.24)	11.10	13.17	1,278	0.21		0.36		1.94		73
Year ended 12/31/09	7.77	0.21	2.23	2.44	(0.19)	10.02	31.50	1,386	0.21		0.43		2.38		28
Class R5
Six months ended 06/30/14	13.66	0.07	0.80	0.87	—	14.53	6.37	380	0.17	(e)	0.17	(e)	1.05	(e)	12
Year ended 12/31/13	12.02	0.18	1.71	1.89	(0.25)	13.66	15.75	346	0.16		0.16		1.38		39
Year ended 12/31/12	10.78	0.23	1.38	1.61	(0.37)	12.02	14.95	211	0.15		0.16		1.86		10
Year ended 12/31/11	11.17	0.21	(0.29)	(0.08)	(0.31)	10.78	(0.78)	43	0.13		0.13		1.85		28
Year ended 12/31/10	10.08	0.21	1.12	1.33	(0.24)	11.17	13.24	112	0.13		0.13		2.02		73
Year ended 12/31/09	7.82	0.21	2.26	2.47	(0.21)	10.08	31.59	100	0.16		0.16		2.43		28

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.74%, 0.74%, 0.77%, 0.78%, 0.78% and 0.77% for the six months ended June 30, 2014 and the years ended December 31, 2013, December 31, 2012, December 31, 2011, December 31, 2010 and December 31, 2009, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ending December 31, 2013, the portfolio turnover calculation excludes the value of securities purchased of $132,150,889 and sold of $75,210,289 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Leaders Fund into the Fund. For the year ending December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $430,512,343 and sold of $117,636,196 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Moderate Growth Fund and Invesco Van Kampen Asset Allocation Growth Fund into the Fund.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $839,020, $115,571, $168,782, $25,256, $31,168, $4,790 and $348 for Class A, Class B, Class C, Class R, Class S, Class Y and Class R5 shares, respectively.
(f)	Commencement date of September 25, 2009 for Class S shares.
(g)	Annualized.

25                         Invesco Allocation Funds

NOTE 10—Financial Highlights—(continued)

Invesco Moderate Allocation Fund

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/14	$12.30	$0.09	$0.64	$0.73	$(0.09)	$12.94	5.93%	$670,693	0.47	%(e)	0.47	%(e)	1.50	%(e)	10%
Year ended 12/31/13	11.32	0.19	1.01	1.20	(0.22)	12.30	10.61	628,036	0.46		0.46		1.61		23
Year ended 12/31/12	10.39	0.24	1.13	1.37	(0.44)	11.32	13.18	537,812	0.43		0.48		2.10		11
Year ended 12/31/11	10.50	0.24	(0.11)	0.13	(0.24)	10.39	1.26	481,483	0.37		0.51		2.30		26
Year ended 12/31/10	9.63	0.29	0.86	1.15	(0.28)	10.50	12.03	334,067	0.37		0.52		2.87		69
Year ended 12/31/09	7.87	0.31	1.80	2.11	(0.35)	9.63	26.86	312,736	0.37		0.57		3.64		21
Class B
Six months ended 06/30/14	12.21	0.05	0.63	0.68	(0.04)	12.85	5.57	57,340	1.22	(e)	1.22	(e)	0.75	(e)	10
Year ended 12/31/13	11.28	0.10	1.00	1.10	(0.17)	12.21	9.78	64,268	1.21		1.21		0.86		23
Year ended 12/31/12	10.35	0.15	1.13	1.28	(0.35)	11.28	12.37	80,029	1.18		1.23		1.35		11
Year ended 12/31/11	10.46	0.16	(0.10)	0.06	(0.17)	10.35	0.52	93,053	1.12		1.26		1.55		26
Year ended 12/31/10	9.59	0.21	0.87	1.08	(0.21)	10.46	11.25	79,150	1.12		1.27		2.12		69
Year ended 12/31/09	7.85	0.25	1.77	2.02	(0.28)	9.59	25.80	85,714	1.12		1.32		2.89		21
Class C
Six months ended 06/30/14	12.20	0.05	0.63	0.68	(0.04)	12.84	5.57	159,224	1.22	(e)	1.22	(e)	0.75	(e)	10
Year ended 12/31/13	11.27	0.10	1.00	1.10	(0.17)	12.20	9.79	147,372	1.21		1.21		0.86		23
Year ended 12/31/12	10.34	0.15	1.13	1.28	(0.35)	11.27	12.38	123,505	1.18		1.23		1.35		11
Year ended 12/31/11	10.46	0.16	(0.11)	0.05	(0.17)	10.34	0.42	115,040	1.12		1.26		1.55		26
Year ended 12/31/10	9.59	0.21	0.87	1.08	(0.21)	10.46	11.26	104,060	1.12		1.27		2.12		69
Year ended 12/31/09	7.85	0.25	1.77	2.02	(0.28)	9.59	25.80	99,807	1.12		1.32		2.89		21
Class R
Six months ended 06/30/14	12.27	0.08	0.64	0.72	(0.07)	12.92	5.89	21,460	0.72	(e)	0.72	(e)	1.25	(e)	10
Year ended 12/31/13	11.31	0.16	1.00	1.16	(0.20)	12.27	10.30	23,099	0.71		0.71		1.36		23
Year ended 12/31/12	10.38	0.21	1.13	1.34	(0.41)	11.31	12.91	20,557	0.68		0.73		1.85		11
Year ended 12/31/11	10.49	0.22	(0.11)	0.11	(0.22)	10.38	1.01	17,906	0.62		0.76		2.05		26
Year ended 12/31/10	9.62	0.26	0.87	1.13	(0.26)	10.49	11.77	21,639	0.62		0.77		2.62		69
Year ended 12/31/09	7.87	0.29	1.79	2.08	(0.33)	9.62	26.44	18,886	0.62		0.82		3.39		21
Class S
Six months ended 06/30/14	12.29	0.10	0.64	0.74	(0.09)	12.94	6.07	36,022	0.37	(e)	0.37	(e)	1.60	(e)	10
Year ended 12/31/13	11.31	0.20	1.00	1.20	(0.22)	12.29	10.68	35,661	0.36		0.36		1.71		23
Year ended 12/31/12	10.38	0.25	1.13	1.38	(0.45)	11.31	13.31	36,651	0.33		0.38		2.20		11
Year ended 12/31/11	10.49	0.25	(0.11)	0.14	(0.25)	10.38	1.35	35,229	0.27		0.41		2.40		26
Year ended 12/31/10	9.62	0.30	0.86	1.16	(0.29)	10.49	12.15	34,746	0.27		0.42		2.97		69
Year ended 12/31/09(f)	9.48	0.10	0.39	0.49	(0.35)	9.62	5.23	18,006	0.27	(g)	0.40	(g)	3.74	(g)	21
Class Y
Six months ended 06/30/14	12.31	0.11	0.64	0.75	(0.10)	12.96	6.14	7,191	0.22	(e)	0.22	(e)	1.75	(e)	10
Year ended 12/31/13	11.32	0.22	1.00	1.22	(0.23)	12.31	10.84	4,912	0.21		0.21		1.86		23
Year ended 12/31/12	10.39	0.27	1.13	1.40	(0.47)	11.32	13.46	3,319	0.18		0.23		2.35		11
Year ended 12/31/11	10.50	0.27	(0.11)	0.16	(0.27)	10.39	1.49	1,851	0.12		0.26		2.55		26
Year ended 12/31/10	9.62	0.31	0.88	1.19	(0.31)	10.50	12.42	1,085	0.12		0.27		3.12		69
Year ended 12/31/09	7.87	0.34	1.78	2.12	(0.37)	9.62	27.02	1,131	0.12		0.32		3.89		21
Class R5
Six months ended 06/30/14	12.34	0.11	0.65	0.76	(0.11)	12.99	6.16	274	0.16	(e)	0.16	(e)	1.81	(e)	10
Year ended 12/31/13	11.35	0.23	1.00	1.23	(0.24)	12.34	10.84	232	0.17		0.17		1.90		23
Year ended 12/31/12	10.42	0.27	1.13	1.40	(0.47)	11.35	13.49	444	0.13		0.13		2.40		11
Year ended 12/31/11	10.53	0.27	(0.11)	0.16	(0.27)	10.42	1.50	1,110	0.10		0.10		2.57		26
Year ended 12/31/10	9.66	0.32	0.86	1.18	(0.31)	10.53	12.28	1,061	0.11		0.11		3.13		69
Year ended 12/31/09	7.89	0.34	1.80	2.14	(0.37)	9.66	27.21	11	0.13		0.19		3.88		21

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.69%, 0.69%, 0.72%, 0.72%, 0.72% and 0.71% for the six months ended June 30, 2014 and the years ended December 31, 2013, December 31, 2012, December 31, 2011, December 31, 2010 and December 31, 2009, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ending December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $218,592,415 and sold of $61,446,608 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen Asset Allocation Moderate Fund into the Fund.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $641,548, $60,445, $153,065, $22,181, $35,556, $5,537 and $253 for Class A, Class B, Class C, Class R, Class S, Class Y and Class R5 shares, respectively.
(f)	Commencement date of September 25, 2009 for Class S shares.
(g)	Annualized.

26                         Invesco Allocation Funds

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014, through June 30, 2014.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which your Fund invests. The amount of fees and expenses incurred indirectly by your Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly are included in your Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

Invesco Conservative Allocation Fund

Class	Beginning Account Value (01/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/14)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/14)	Expenses Paid During Period[2]
A	$1,000.00	$1,057.70	$2.50	$1,022.36	$2.46	0.49%
B	1,000.00	1,054.40	6.32	1,018.65	6.21	1.24
C	1,000.00	1,054.30	6.32	1,018.65	6.21	1.24
R	1,000.00	1,055.70	3.77	1,021.12	3.71	0.74
S	1,000.00	1,058.20	1.99	1,022.86	1.96	0.39
Y	1,000.00	1,058.20	1.22	1,023.60	1.20	0.24
R5	1,000.00	1,059.10	0.97	1,023.85	0.95	0.19

27                         Invesco Allocation Funds

Invesco Growth Allocation Fund

Class	Beginning Account Value (01/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/14)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/14)	Expenses Paid During Period[2]
A	$1,000.00	$1,061.70	$2.81	$1,022.07	$2.76	0.55%
B	1,000.00	1,057.90	6.63	1,018.35	6.51	1.30
C	1,000.00	1,057.90	6.63	1,018.35	6.51	1.30
R	1,000.00	1,060.40	4.09	1,020.83	4.01	0.80
S	1,000.00	1,061.80	2.30	1,022.56	2.26	0.45
Y	1,000.00	1,063.30	1.53	1,023.31	1.51	0.30
R5	1,000.00	1,063.70	0.87	1,023.95	0.85	0.17

Invesco Moderate Allocation Fund

Class	Beginning Account Value (01/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/14)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/14)	Expenses Paid During Period[2]
A	$1,000.00	$1,059.30	$2.40	$1,022.46	$2.36	0.47%
B	1,000.00	1,055.70	6.22	1,018.74	6.11	1.22
C	1,000.00	1,055.70	6.22	1,018.74	6.11	1.22
R	1,000.00	1,058.90	3.68	1,021.22	3.61	0.72
S	1,000.00	1,060.70	1.89	1,022.96	1.86	0.37
Y	1,000.00	1,061.40	1.12	1,023.70	1.10	0.22
R5	1,000.00	1,061.60	0.82	1,024.00	0.80	0.16

[1]	The actual ending account value is based on the actual total return of the Funds for the period January 1, 2014, through June 30, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

28                         Invesco Allocation Funds

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Conservative Allocation Fund)

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Conservative Allocation Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses, and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Mixed-Asset Target Allocation Conservative Funds Index. The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one year period, the second quintile for the three year period and the third quintile for the five

29                         Invesco Allocation Funds

year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one and five year periods and above the performance of the Index for the three year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers manage two other mutual funds using an investment process substantially similar to the investment process used for the Fund. Invesco Advisers charges one of the other funds an advisory fee and the other does not have an advisory fee. Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds. The Board noted that Invesco Advisers and its subsidiaries did not make a profit from managing the Fund because the Fund is a fund of funds and no advisory fee is charged to the Fund, although the Fund does incur its share of underlying fund fees and other allocable costs. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund invests a portion of its assets in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment in the affiliated money market funds are fair and reasonable.

30 Invesco Allocation Funds

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Growth Allocation Fund)

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Growth Allocation Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses, and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Mixed-Asset Target Allocation Growth Funds Index. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one year period, the fourth quintile for the three

31                         Invesco Allocation Funds

year period and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one and three year periods and above the performance of the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board noted that Invesco Advisers and its subsidiaries did not make a profit from managing the Fund because the Fund is a fund of funds and no advisory fee is charged to the Fund, although the Fund does incur its share of underlying fund fees and other allocable costs. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transaction through “soft dollar” arrangements to any significant degree.

32 Invesco Allocation Funds

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Moderate Allocation Fund)

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Moderate Allocation Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses, and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Mixed-Asset Target Allocation Moderate Funds Index. The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one year period, the third quintile for the three year

33                         Invesco Allocation Funds

period and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one and three year periods and above the performance of the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds. The Board noted that Invesco Advisers and its subsidiaries did not make a profit from managing the Fund because the Fund is a fund of funds and no advisory fee is charged to the Fund, although the Fund does incur its share of underlying fund fees and other allocable costs. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transaction through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds are fair and reasonable.

34 Invesco Allocation Funds

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526                             AAS-SAR-1             Invesco Distributors, Inc.

Semiannual Report to Shareholders	June 30, 2014

Invesco Convertible Securities Fund

Nasdaq:

A: CNSAX  ■  B: CNSBX  ■  C: CNSCX  ■  Y: CNSDX  ■  R5:  CNSIX  ■  R6: CNSFX

2	Fund Performance

3	Letters to Shareholders

4	Schedule of Investments

10	Financial Statements

12	Notes to Financial Statements

18	Financial Highlights

19	Fund Expenses

20	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/13 to 6/30/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	6.79%
Class B Shares	6.42
Class C Shares	6.42
Class Y Shares	6.95
Class R5 Shares	7.00
Class R6 Shares	7.01
Bank of America Merrill Lynch All U.S. Convertibles Index▼ (Broad Market/Style-Specific Index)	9.51
Lipper Convertible Securities Funds Index■ (Peer Group Index)	7.14

Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The Bank of America Merrill Lynch All U.S. Convertibles IndexSM tracks the performance of US-dollar-denominated convertible securities that are not currently in bankruptcy and have total market values of more than $50 million at issuance.

    The Lipper Convertible Securities Funds Index represents the average performance of the 10 largest convertible securities mutual funds, as classified by Lipper Inc.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Morgan Stanley Convertible Securities Trust, advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Convertible Securities Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Convertible Securities Fund. Share class returns will differ from the predecessor fund because of different expenses.

Class R5 shares incepted on May 23, 2011. Performance shown prior to that date is that of the Fund’s and the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of the Fund’s and the predessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares was 0.89%, 1.65%, 1.65%, 0.65%, 0.58% and 0.56%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares was 0.90%, 1.66%, 1.66%, 0.66%, 0.59% and 0.57%, respectively. The expense ratios presented above may vary from

Average Annual Total Returns

As of 6/30/14, including maximum applicable sales charges

Class A Shares
Inception (7/28/97)	7.01%
10 Years	7.36
5 Years	14.07
1 Year	12.27

Class B Shares
Inception (10/31/85)	8.13%
10 Years	7.31
5 Years	14.26
1 Year	12.91

Class C Shares
Inception (7/28/97)	6.58%
10 Years	7.19
5 Years	14.54
1 Year	16.90

Class Y Shares
Inception (7/28/97)	7.63%
10 Years	8.24
5 Years	15.66
1 Year	19.06

Class R5 Shares
10 Years	8.08%
5 Years	15.62
1 Year	19.21

Class R6 Shares
10 Years	8.03%
5 Years	15.51
1 Year	19.23

the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2016. See current prospectus for more information.

2                         Invesco Convertible Securities Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

While the members of the Invesco Funds Board, which I chair, can’t dictate the performance of the Invesco funds, be assured that your Board works diligently throughout the year to focus on how your investments are managed. Our job is to represent you and your interests on a variety of fund management-related matters. We carefully monitor how the portfolio management teams of the Invesco funds are performing in light of ever-changing and often unpredictable economic and market conditions, and we ensure that each fund’s management team adheres to the investment strategies and investment process explained in the fund’s prospectus.

    Perhaps our most significant responsibility is conducting the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review, which is required by the Investment Company Act of 1940, focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information from Invesco that allows us to evaluate the quality of its services and the reasonableness of its fees. We also use information from a variety of independent sources, including materials provided by the independent senior officer of the Invesco funds, who reports directly to the independent trustees on the Board. Additionally, we meet with legal counsel and review performance and fee data prepared for us by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.

    After a careful review, the members of the Invesco Funds Board approved the continuation of advisory and sub-advisory contracts with Invesco Advisers and its affiliates.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

    Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

    Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

3                         Invesco Convertible Securities Fund

Schedule of Investments(a)

June 30, 2014

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds and Notes–75.41%
Air Freight & Logistics–1.14%
UTi Worldwide Inc., Sr. Unsec. Conv. Notes, 4.50%, 03/01/19(b)	$20,965,000	$22,406,343
XPO Logistics Inc., Sr. Unsec. Conv. Notes, 4.50%, 10/01/17	3,990,000	7,443,844
		29,850,187

Apparel, Accessories & Luxury Goods–0.75%
Iconix Brand Group Inc., Sr. Unsec. Sub. Conv. Bonds, 1.50%, 03/15/18	3,530,000	5,136,150
Sr. Unsec. Sub. Conv. Notes, 2.50%, 06/01/16	10,000,000	14,500,000
		19,636,150

Application Software–3.53%
Bottomline Technologies de Inc., Sr. Unsec. Conv. Notes, 1.50%, 12/01/17	4,870,000	5,770,950
Citrix Systems Inc., Sr. Unsec. Conv. Notes, 0.50%, 04/15/19(b)	22,615,000	23,971,900
Mentor Graphics Corp., Unsec. Sub. Conv. Bonds, 4.00%, 04/01/18(c)	4,950,000	6,085,406
Nuance Communications Inc., Sr. Unsec. Conv. Notes, 2.75%, 11/01/17(c)	10,150,000	10,188,063
salesforce.com, Inc., Sr. Unsec. Conv. Notes, 0.25%, 04/01/18	23,935,000	27,600,047
Workday Inc., Sr. Unsec. Conv. Bonds, 0.75%, 07/15/18	14,500,000	18,596,250
		92,212,616

Asset Management & Custody Banks–0.24%
Ares Capital Corp., Sr. Unsec. Conv. Notes, 5.75%, 02/01/16	5,895,000	6,285,544

Automobile Manufacturers–0.98%
Ford Motor Co., Sr. Unsec. Conv. Notes, 4.25%, 11/15/16	1,978,000	3,962,181
Tesla Motors Inc., Sr. Unsec. Conv. Notes, 0.25%, 03/01/19	22,129,000	21,672,590
		25,634,771

Biotechnology–5.05%
Acorda Therapeutics Inc., Sr. Unsec. Conv. Notes, 1.75%, 06/15/21	2,283,000	2,378,601
Array BioPharma Inc., Sr. Unsec. Conv. Notes, 3.00%, 06/01/20	2,493,000	2,496,116
BioMarin Pharmaceutical Inc., Sr. Unsec. Sub. Conv. Notes, 0.75%, 10/15/18	9,517,000	9,891,732
1.50%, 10/15/20	7,337,000	7,763,463
Cepheid Inc., Sr. Unsec. Conv. Notes, 1.25%, 02/01/21(b)	18,000,000	18,652,500

	Principal Amount	Value
Biotechnology–(continued)
Cubist Pharmaceuticals Inc., Sr. Unsec. Conv. Bonds, 1.88%, 09/01/20(b)	$7,173,000	$8,195,153
Sr. Unsec. Conv. Notes, 1.13%, 09/01/18(b)	5,845,000	6,590,238
Emergent Biosolutions Inc., Sr. Unsec. Conv. Notes, 2.88%, 01/15/21(b)	3,587,000	3,759,624
Gilead Sciences, Inc., Series D, Sr. Unsec. Conv. Notes, 1.63%, 05/01/16	11,656,000	42,508,033
Incyte Corp. Ltd., Sr. Unsec. Conv. Notes, 0.38%, 11/15/18(b)	1,775,000	2,371,844
1.25%, 11/15/20(b)	1,775,000	2,399,578
InterMune Inc., Sr. Unsec. Conv. Notes, 2.50%, 09/15/18	5,470,000	8,239,187
Medivation Inc., Sr. Unsec. Conv. Notes, 2.63%, 04/01/17	6,000,000	9,592,500
PDL BioPharma Inc., Sr. Unsec. Conv. Notes, 4.00%, 02/01/18	6,300,000	7,245,000
		132,083,569

Broadcasting–1.00%
Liberty Media Corp., Sr. Unsec. Conv. Notes, 1.38%, 10/15/23(b)	25,825,000	26,244,656

Casinos & Gaming–0.78%
MGM Resorts International, Sr. Unsec. Gtd. Conv. Notes, 4.25%, 04/15/15	13,845,000	20,360,803

Catalog Retail–1.22%
Liberty Interactive LLC, Sr. Unsec. Conv. Global Bonds, 0.75%, 03/30/23(c)	13,800,000	18,561,000
Sr. Unsec. Conv. Notes, 1.00%, 10/05/16(b)(c)	12,835,000	13,332,356
		31,893,356

Coal & Consumable Fuels–1.04%
Alpha Natural Resources Inc., Sr. Unsec. Gtd. Conv. Notes, 3.75%, 12/15/17	15,956,000	13,861,775
Solazyme Inc., Sr. Unsec. Conv. Notes, 5.00%, 10/01/19	11,855,000	13,396,150
		27,257,925

Communications Equipment–1.52%
Ciena Corp., Sr. Unsec. Conv. Notes, 4.00%, 12/15/20(b)	8,855,000	12,313,984
Finisar Corp., Sr. Unsec. Conv. Notes, 0.50%, 12/15/18(b)(c)	6,300,000	6,174,000
JDS Uniphase Corp., Sr. Unsec. Conv. Bonds, 0.63%, 08/15/18(b)(c)	21,250,000	21,356,250
		39,844,234

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Convertible Securities Fund

	Principal Amount	Value
Construction Machinery & Heavy Trucks–2.97%
Greenbrier Cos., Inc. (The), Sr. Unsec. Conv. Notes, 3.50%, 04/01/18	$15,510,000	$26,076,187
Meritor Inc., Sr. Unsec. Gtd. Conv. Bonds, 7.88%, 12/01/20(c)	11,242,000	18,148,804
Navistar International Corp., Sr. Unsec. Conv. Notes, 4.50%, 10/15/18(b)	11,880,000	12,318,075
Sr. Unsec. Sub. Conv. Notes, 4.75%, 04/15/19(b)	12,411,000	13,303,041
Wabash National Corp., Sr. Unsec. Conv. Notes, 3.38%, 05/01/18	5,560,000	7,801,375
		77,647,482

Construction Materials–0.80%
Cemex S.A.B. de C.V. (Mexico), Unsec. Sub. Conv. Global Notes, 3.25%, 03/15/16	14,300,000	20,797,563

Consumer Finance–0.83%
Portfolio Recovery Associates, Inc., Sr. Unsec. Conv. Notes, 3.00%, 08/01/20(b)	18,060,000	21,581,700

Data Processing & Outsourced Services–0.47%
Cardtronics, Inc., Sr. Unsec. Conv. Notes, 1.00%, 12/01/20(b)	13,497,000	12,358,258

Diversified Metals & Mining–0.96%
RTI International Metals Inc., Sr. Unsec. Gtd. Conv. Notes, 1.63%, 10/15/19	24,745,000	24,961,519

Diversified REIT’s–0.57%
Spirit Realty Capital Inc., Sr. Unsec. Conv. Notes, 3.75%, 05/15/21	14,800,000	14,892,574

Electrical Components & Equipment–0.50%
General Cable Corp., Unsec. Sub. Conv. Global Notes, 4.50%, 11/15/29(d)	8,158,000	8,107,013
SolarCity Corp., Sr. Unsec. Conv. Notes, 2.75%, 11/01/18	3,551,000	4,953,645
		13,060,658

Electronic Components–0.34%
InvenSense Inc., Sr. Unsec. Conv. Notes, 1.75%, 11/01/18(b)	7,240,000	8,973,075

Gold–0.86%
Royal Gold Inc., Sr. Unsec. Conv. Notes, 2.88%, 06/15/19	20,926,000	22,534,686

Health Care Equipment–4.04%
HeartWare International Inc., Sr. Unsec. Conv. Notes, 3.50%, 12/15/17	7,804,000	9,155,068
Hologic Inc., Series 2010, Sr. Unsec. Conv. Notes, 2.00%, 12/15/16(c)(d)	8,000,000	10,055,000
Series 2012, Sr. Unsec. Conv. Notes, 2.00%, 03/01/18(c)(d)	4,400,000	4,820,750
Insulet Corp., Sr. Unsec. Conv. Notes, 2.00%, 06/15/19	7,306,000	8,095,961

	Principal Amount	Value
Health Care Equipment–(continued)
Integra Lifesciences Holdings Corp., Sr. Unsec. Conv. Notes, 1.63%, 12/15/16	$8,500,000	$9,201,250
NuVasive Inc., Sr. Unsec. Conv. Notes, 2.75%, 07/01/17	15,000,000	17,231,250
Teleflex Inc., Sr. Unsec. Sub. Conv. Notes, 3.88%, 08/01/17	8,200,000	14,421,750
Volcano Corp., Sr. Unsec. Conv. Notes, 1.75%, 12/01/17	14,780,000	14,345,838
Wright Medical Group, Inc., Sr. Unsec. Conv. Notes, 2.00%, 08/15/17	13,250,000	18,235,312
		105,562,179

Health Care Facilities–1.68%
Brookdale Senior Living Inc., Sr. Unsec. Conv. Notes, 2.75%, 06/15/18	17,750,000	24,239,844
HealthSouth Corp., Sr. Unsec. Sub. Conv. Notes, 2.00%, 12/01/20(c)	17,868,000	19,665,967
		43,905,811

Health Care REIT’s–0.49%
Health Care REIT, Inc., Sr. Unsec. Conv. Notes, 3.00%, 12/01/14(c)	10,362,000	12,816,499

Health Care Services–1.15%
Omnicare, Inc., Sr. Unsec. Gtd. Sub. Conv. Notes, 3.75%, 04/01/42	10,397,000	17,252,522
Sr. Unsec.Gtd. Sub. Conv. Notes, 3.50%, 02/15/44	11,200,000	12,740,000
		29,992,522

Health Care Supplies–0.29%
Spectranetics Corp. (The), Sr. Unsec. Conv. Notes, 2.63%, 06/05/21(c)	7,140,000	7,456,838

Health Care Technology–0.87%
Allscripts Healthcare Solutions Inc., Sr. Unsec. Conv. Notes, 1.25%, 07/01/20(b)	15,580,000	17,985,163
Medidata Solutions Inc., Sr. Unsec. Conv. Notes, 1.00%, 08/01/18(b)	4,337,000	4,681,249
		22,666,412

Home Entertainment Software–1.27%
Electronic Arts Inc., Sr. Unsec. Conv. Notes, 0.75%, 07/15/16	13,100,000	16,628,812
Take-Two Interactive Software, Inc., Sr. Unsec. Conv. Notes, 1.00%, 07/01/18	13,500,000	16,554,375
		33,183,187

Homebuilding–1.10%
KB Home, Sr. Unsec. Gtd. Conv. Notes, 1.38%, 02/01/19	17,065,000	17,235,650
Toll Brothers Finance Corp., Sr. Unsec. Gtd. Conv. Notes, 0.50%, 12/15/17(c)	10,862,000	11,581,607
		28,817,257

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Convertible Securities Fund

	Principal Amount	Value
Homefurnishing Retail–0.36%
Restoration Hardware Holdings Inc., Sr. Unsec. Conv. Notes, 0.00%, 06/15/19(b)(e)	$9,130,000	$9,523,731

Housewares & Specialties–0.86%
Jarden Corp., Sr. Unsec. Gtd. Sub. Conv. Bonds, 1.88%, 09/15/18	16,300,000	22,544,938

Industrial Machinery–0.59%
Chart Industries Inc., Sr. Unsec. Sub. Conv. Notes, 2.00%, 08/01/18	10,935,000	15,329,503

Industrial REIT’s–0.63%
ProLogis L.P., Sr. Unsec. Gtd. Conv. Notes., 3.25%, 03/15/15	14,687,000	16,476,978

Internet Retail–1.76%
Ctrip.com International Ltd. (China), Sr. Unsec. Conv. Notes, 1.25%, 10/15/16(b)(c)	6,195,000	6,771,909
Priceline Group Inc. (The), Sr. Unsec. Conv. Bonds, 0.35%, 06/15/20	20,000,000	23,712,500
Shutterfly Inc., Sr. Unsec. Conv. Notes, 0.25%, 05/15/18	15,476,000	15,621,088
		46,105,497

Internet Software & Services–3.29%
Akamai Technologies, Inc., Sr. Unsec. Conv. Notes, 0.00%, 02/15/19(b)(e)	10,100,000	10,320,988
Cornerstone OnDemand Inc., Sr. Unsec. Conv. Bonds, 1.50%, 07/01/18	15,206,000	17,505,147
Dealertrack Technologies, Inc., Sr. Unsec. Gtd. Conv. Notes, 1.50%, 03/15/17	9,900,000	13,303,125
MercadoLibre Inc. (Argentina), Sr. Unsec. Conv. Notes, 2.25%, 07/01/19(b)	3,650,000	3,837,063
Move Inc., Sr. Unsec. Conv. Notes, 2.75%, 09/01/18(b)	2,597,000	2,820,991
Qihoo 360 Technology Co. Ltd. (China), Sr. Unsec. Conv. Notes, 2.50%, 09/15/16(b)(c)	6,070,000	7,003,262
Web.com Group Inc., Sr. Unsec. Conv. Notes, 1.00%, 08/15/18	7,095,000	7,649,297
Yahoo! Inc., Sr. Unsec. Conv. Notes, 0.00%, 12/01/18(b)(e)	23,530,000	23,530,000
		85,969,873

Investment Banking & Brokerage–1.00%
Cowen Group, Inc., Sr. Unsec. Conv. Notes, 3.00%, 03/15/19(b)	11,300,000	12,027,438
FXCM, Inc., Sr. Unsec. Conv. Bonds, 2.25%, 06/15/18	13,581,000	14,064,823
		26,092,261

Leisure Products–0.05%
Callaway Golf Co., Sr. Unsec. Conv. Bonds, 3.75%, 08/15/19	1,000,000	1,233,125

	Principal Amount	Value
Life Sciences Tools & Services–1.05%
Illumina Inc., Sr. Unsec. Conv. Notes, 0.00%, 06/15/19(b)(e)	$9,120,000	$9,376,500
0.50%, 06/15/21(b)	17,580,000	18,129,375
		27,505,875

Managed Health Care–1.90%
Molina Healthcare Inc., Sr. Unsec. Conv. Notes, 1.13%, 01/15/20	20,613,000	25,869,315
Wellpoint Inc., Sr. Unsec. Conv. Bonds, 2.75%, 10/15/42	15,500,000	23,821,562
		49,690,877

Mortgage REIT’s–2.77%
Annaly Capital Management Inc., Sr. Unsec. Conv. Notes, 5.00%, 05/15/15	11,340,000	11,609,325
Blackstone Mortgage Trust, Inc., Sr. Unsec. Conv. Notes, 5.25%, 12/01/18	12,711,000	14,021,822
Colony Financial, Inc., Sr. Unsec. Conv. Notes, 3.88%, 01/15/21	18,117,000	18,683,156
iStar Financial Inc., Sr. Unsec. Conv. Notes, 1.50%, 11/15/16(b)	13,770,000	14,871,600
Pennymac Corp., Sr. Unsec. Gtd. Conv. Notes, 5.38%, 05/01/20	13,354,000	13,287,230
		72,473,133

Movies & Entertainment–0.82%
Live Nation Entertainment, Inc., Sr. Unsec. Conv. Notes, 2.50%, 05/15/19(b)	16,448,000	17,167,600
Sirius XM Radio Inc., Sr. Unsec. Gtd. Sub. Conv. Notes, 7.00%, 12/01/14(b)	2,200,000	4,189,625
		21,357,225

Office REIT’s–0.68%
SL Green Operating Partnership L.P., Sr. Unsec. Gtd. Conv. Notes, 3.00%, 10/15/17(b)	12,958,000	17,898,238

Oil & Gas Equipment & Services–2.05%
Helix Energy Solutions Group, Inc., Sr. Unsec. Conv. Notes, 3.25%, 03/15/18(c)	13,267,000	17,943,617
Hornbeck Offshore Services, Inc., Sr. Unsec. Gtd. Conv. Notes, 1.50%, 09/01/19	17,936,000	21,736,190
SEACOR Holdings Inc., Sr. Unsec. Conv. Notes, 3.00%, 11/19/20(b)(c)	14,022,000	13,846,725
		53,526,532

Oil & Gas Exploration & Production–4.25%
Chesapeake Energy Corp., Sr. Unsec. Gtd. Conv. Notes, 2.50%, 05/15/17(c)	8,330,000	8,965,162
Cobalt International Energy Inc., Sr. Unsec. Conv. Notes, 3.13%, 05/15/24	23,650,000	25,527,219

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Convertible Securities Fund

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
Emerald Oil, Inc., Sr. Unsec. Conv. Notes, 2.00%, 04/01/19(b)	$12,699,000	$13,984,774
Energy XXI Bermuda Ltd., Sr. Unsec. Conv. Notes, 3.00%, 12/15/18(b)	25,974,000	25,746,727
Goodrich Petroleum Corp., Sr. Unsec. Gtd. Conv. Notes, 5.00%, 10/01/17(c)	17,933,000	22,304,169
Stone Energy Corp., Sr. Unsec. Gtd. Conv. Notes, 1.75%, 03/01/17	11,545,000	14,669,366
		111,197,417

Oil & Gas Storage & Transportation–0.15%
Scorpio Tankers Inc., Sr. Unsec. Conv. Notes, 2.38%, 07/01/19(b)	3,640,000	3,858,400

Pharmaceuticals–1.68%
Auxilium Pharmaceuticals Inc., Sr. Unsec. Conv. Notes, 1.50%, 07/15/18	8,824,000	9,574,040
Medicines Co. (The), Sr. Unsec. Conv. Bonds, 1.38%, 06/01/17	5,000,000	6,137,500
Pacira Pharmaceuticals Inc., Sr. Unsec. Conv. Bonds, 3.25%, 02/01/19	1,233,000	4,606,796
Salix Pharmaceuticals Ltd., Sr. Unsec. Conv. Notes, 1.50%, 03/15/19	12,000,000	23,617,500
		43,935,836

Precious Metals & Minerals–0.78%
Stillwater Mining Co., Sr. Unsec. Conv. Notes, 1.75%, 10/15/19(c)	13,991,000	20,426,860

Semiconductor Equipment–3.17%
GT Advanced Technologies Inc., Sr. Unsec. Conv. Notes, 3.00%, 12/15/20	13,534,000	23,650,665
Lam Research Corp., Series A, Sr. Unsec. Conv. Notes, 0.50%, 05/15/16	15,200,000	18,990,500
Novellus Systems Inc., Sr. Unsec. Gtd. Conv. Notes, 2.63%, 05/15/41	4,500,000	9,129,375
Photronics Inc., Sr. Unsec. Conv. Notes, 3.25%, 04/01/16	4,525,000	4,895,484
SunEdison Inc., Sr. Unsec. Conv. Notes, 0.25%, 01/15/20(b)	9,772,000	10,511,008
2.00%, 10/01/18(b)	9,245,000	15,780,059
		82,957,091

Semiconductors–5.12%
Intel Corp., Jr. Unsec. Sub. Conv. Deb., 2.95%, 12/15/35	10,476,000	13,049,167
2.95%, 12/15/35(b)	1,300,000	1,619,313
Jr. Unsec. Sub. Conv. Notes, 3.25%, 08/01/39	11,440,000	17,685,630
Micron Technology Inc., Series G, Sr. Unsec. Conv. Global Bonds, 3.00%, 11/15/28(c)	28,700,000	37,112,687
NVIDIA Corp., Sr. Unsec. Conv. Notes, 1.00%, 12/01/18(b)	24,900,000	27,607,875

	Principal Amount	Value
Semiconductors–(continued)
ON Semiconductor Corp., Series B, Sr. Unsec. Gtd. Sub. Conv. Notes, 2.63%, 12/15/16(c)	$17,220,000	$20,287,312
SunPower Corp., Sr. Unsec. Conv. Notes, 0.88%, 06/01/21(b)	2,735,000	3,215,334
4.50%, 03/15/15	1,358,000	2,500,418
Xilinx Inc., Sr. Unsec. Conv. Notes, 2.63%, 06/15/17	6,530,000	10,852,044
		133,929,780

Specialty Chemicals–0.79%
RPM International Inc., Sr. Unsec. Conv. Notes, 2.25%, 12/15/20	16,526,000	20,626,514

Steel–0.65%
AK Steel Corp., Sr. Unsec. Gtd. Conv. Notes, 5.00%, 11/15/19	5,303,000	8,832,809
United States Steel Corp., Sr. Unsec. Conv. Notes, 2.75%, 04/01/19	6,600,000	8,229,375
		17,062,184

Systems Software–1.30%
NetSuite Inc., Sr. Unsec. Conv. Notes, 0.25%, 06/01/18	16,510,000	17,015,619
ServiceNow Inc., Sr. Unsec. Conv. Notes, 0.00%, 11/01/18(b)(e)	15,312,000	16,881,480
		33,897,099

Technology Hardware, Storage & Peripherals–0.98%
SanDisk Corp., Sr. Unsec. Conv. Notes, 0.50%, 10/15/20(b)	20,362,000	25,719,751

Thrifts & Mortgage Finance–0.87%
MGIC Investment Corp., Sr. Unsec. Conv. Notes, 5.00%, 05/01/17	15,974,000	18,689,580
Radian Group Inc., Sr. Unsec. Conv. Notes, 3.00%, 11/15/17	2,787,000	4,044,634
		22,734,214

Tobacco–0.71%
Vector Group Ltd., Sr. Unsec. Conv. Notes, 1.75%, 04/15/20	17,685,000	18,624,516

Trading Companies & Distributors–0.71%
Air Lease Corp., Sr. Unsec. Conv. Notes, 3.88%, 12/01/18	12,379,000	18,653,606
Total U.S. Dollar Denominated Bonds and Notes (Cost $1,744,551,314)		1,971,863,085

	Shares
Preferred Stocks–18.04%
Aerospace & Defense–0.89%
United Technologies Corp., $3.75 Jr. Unsec. Sub. Conv. Pfd.	357,500	23,305,425

Asset Management & Custody Banks–0.94%
AMG Capital Trust II, $2.58 Jr. Gtd. Sub. Conv. Pfd.	389,800	24,581,763

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Convertible Securities Fund

	Shares	Value
Diversified Banks–2.35%
Bank of America Corp., Series L, $72.50 Conv. Pfd.	26,300	$30,692,100
Wells Fargo & Co., Class A, Series L, $75.00 Conv. Pfd.	25,300	30,714,200
		61,406,300

Electric Utilities–1.51%
Exelon Corp., $3.25 Conv. Pfd.	337,401	18,121,808
NextEra Energy, Inc., $2.90 Conv. Pfd.	374,000	21,344,180
		39,465,988

Gas Utilities–0.28%
Laclede Group, Inc. (The), $3.38 Conv. Pfd.	136,800	7,291,440

Health Care Facilities–0.09%
Amsurg Corp., Series A-1, $5.25 Conv. Pfd.	22,820	2,314,587

Industrial Machinery–0.96%
Stanley Black & Decker, Inc., $6.25 Conv. Pfd.	221,233	25,227,199

Life & Health Insurance–0.63%
MetLife Inc., $1.25 Conv. Pfd.	512,400	16,376,304

Multi-Utilities–1.40%
Dominion Resources, Inc., Series A, $3.06 Conv. Pfd.(f)	149,600	8,624,440
$3.19 Conv. Pfd.(g)	182,532	9,651,380
Dominion Resources, Inc., Series B, $3.00 Conv. Pfd.	315,300	18,293,706
		36,569,526

Oil & Gas Equipment & Services–0.69%
McDermott International, Inc., $1.56 Conv. Pfd.	650,536	18,006,836

Oil & Gas Exploration & Production–2.15%
Chesapeake Energy Corp., $57.50 Conv. Pfd.(b)	20,686	26,529,795
Penn Virginia Corp., Series B, $6.00 Conv. Pfd.(b)	154,969	18,613,326
Sanchez Energy Corp., Series A, $2.44 Conv. Pfd.	120,789	11,105,039
		56,248,160

Packaged Foods & Meats–0.87%
Post Holdings, Inc., $3.75 Conv. Pfd.(b)	41,411	4,936,191
$5.25 Conv. Pfd.	36,400	3,865,862
Post Holdings, Inc., Series C, $2.50 Conv. Pfd.(b)	137,585	14,025,071
		22,827,124

Railroads–0.81%
Genesee & Wyoming Inc., $5.00 Conv. Pfd.	157,800	21,293,532

	Shares	Value
Real Estate Development–0.32%
Forestar Group, Inc., $1.50 Conv. Pfd.	326,159	$8,379,025

Regional Banks–0.60%
KeyCorp, Series A, $7.75 Conv. Pfd.	18,000	2,358,900
Wintrust Financial Corp., Class C $50.00 Conv. Pfd.	10,673	13,210,506
		15,569,406

Reinsurance–0.62%
Maiden Holdings Ltd., Series B, $3.63 Conv. Pfd.	337,667	16,184,379

Specialized REIT’s–1.94%
Crown Castle International Corp., Series A, $4.50 Conv. Pfd.	269,770	27,494,958
Weyerhaeuser Co., Series A, $3.19 Conv. Pfd.	411,000	23,324,250
		50,819,208

Specialty Properties–0.99%
American Tower Corp., Series A, $5.25 Conv. Pfd.	242,544	25,806,682
Total Preferred Stocks (Cost $444,657,697)		471,672,884

Common Stocks–1.07%
Airlines–0.59%
American Airlines Group Inc.(h)	359,923	15,462,292

Life & Health Insurance–0.08%
MetLife, Inc.	36,881	2,049,108

Trucking–0.40%
Swift Transportation Co.(h)	417,142	10,524,493
Total Common Stocks (Cost $20,265,779)		28,035,893

Money Market Funds–5.82%
Liquid Assets Portfolio–Institutional Class(i)	76,067,762	76,067,762
Premier Portfolio– Institutional Class(i)	76,067,762	76,067,762
Total Money Market Funds (Cost $152,135,524)		152,135,524
TOTAL INVESTMENTS–100.34% (Cost $2,361,610,314)		2,623,707,386
OTHER ASSETS LESS LIABILITIES–(0.34)%		(8,854,746)
NET ASSETS–100.00%		$2,614,852,640

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Convertible Securities Fund

Investment Abbreviations:

Conv.	– Convertible
Deb.	– Debentures
Gtd.	– Guaranteed
Jr.	– Junior
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2014 was $639,313,136, which represented 24.45% of the Fund’s Net Assets.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(e)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(f)	Each corporate unit consists of a purchase contract for the issuer’s common stock & a 1/20th undivided beneficial ownership interest in the issuer’s Series A, 1.07% subordinated notes due 2021.
(g)	Each corporate unit consists of a purchase contract for the issuer’s common stock & a 1/20th undivided beneficial ownership interest in the issuer’s Series A, 1.50% subordinated notes due 2020.
(h)	Non-income producing security.
(i)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2014

Information Technology	21.0%
Health Care	17.8
Financials	15.5
Energy	10.3
Consumer Discretionary	9.7
Industrials	9.6
Materials	4.8
Utilities	3.2
Consumer Staples	1.6
Telecommunication Services	1.0
Money Market Funds Plus Other Assets Less Liabilities	5.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Convertible Securities Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Assets:
Investments, at value (Cost $2,209,474,790)	$2,471,571,862
Investments in affiliated money market funds, at value and cost	152,135,524
Total investments, at value (Cost $2,361,610,314)	2,623,707,386
Cash	12,092
Receivable for:
Investments sold	279,051
Fund shares sold	9,780,763
Dividends and interest	9,131,095
Investment for trustee deferred compensation and retirement plans	96,442
Other assets	102,952
Total assets	2,643,109,781

Liabilities:
Payable for:
Investments purchased	23,934,808
Fund shares reacquired	3,053,815
Accrued fees to affiliates	981,249
Accrued trustees’ and officers’ fees and benefits	1,069
Accrued other operating expenses	113,503
Trustee deferred compensation and retirement plans	172,697
Total liabilities	28,257,141
Net assets applicable to shares outstanding	$2,614,852,640

Net assets consist of:
Shares of beneficial interest	$2,259,233,732
Undistributed net investment income	5,737,049
Undistributed net realized gain	87,784,787
Net unrealized appreciation	262,097,072
$2,614,852,640

Net Assets:
Class A	$1,102,481,116
Class B	$6,829,963
Class C	$237,480,243
Class Y	$1,258,288,616
Class R5	$4,358,645
Class R6	$5,414,057

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	43,126,286
Class B	266,465
Class C	9,338,688
Class Y	49,169,045
Class R5	170,417
Class R6	211,610
Class A:
Net asset value per share	$25.56
Maximum offering price per share
(Net asset value of $25.56 ÷ 94.50%)	$27.05
Class B:
Net asset value and offering price per share	$25.63
Class C:
Net asset value and offering price per share	$25.43
Class Y:
Net asset value and offering price per share	$25.59
Class R5:
Net asset value and offering price per share	$25.58
Class R6:
Net asset value and offering price per share	$25.59

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Convertible Securities Fund

Statement of Operations

For the six months ended June 30, 2014

(Unaudited)

Investment income:
Interest	$14,685,287
Dividends	9,669,924
Dividends from affiliated money market funds	26,545
Total investment income	24,381,756

Expenses:
Advisory fees	4,914,732
Administrative services fees	228,970
Custodian fees	28,435
Distribution fees:
Class A	1,216,407
Class B	34,898
Class C	1,025,073
Transfer agent fees — A, B, C and Y	1,331,927
Transfer agent fees — R5	638
Transfer agent fees — R6	166
Trustees’ and officers’ fees and benefits	28,892
Other	265,301
Total expenses	9,075,439
Less: Fees waived and expense offset arrangement(s)	(88,816)
Net expenses	8,986,623
Net investment income	15,395,133

Realized and unrealized gain from:
Net realized gain from investment securities	73,267,937
Change in net unrealized appreciation of investment securities	59,232,863
Net realized and unrealized gain	132,500,800
Net increase in net assets resulting from operations	$147,895,933

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Convertible Securities Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2014 and the year ended December 31, 2013

(Unaudited)

	June 30, 2014	December 31, 2013
Operations:
Net investment income	$15,395,133	$30,900,231
Net realized gain	73,267,937	65,830,650
Change in net unrealized appreciation	59,232,863	142,680,462
Net increase in net assets resulting from operations	147,895,933	239,411,343

Distributions to shareholders from net investment income:
Class A	(10,527,793)	(16,300,589)
Class B	(42,661)	(106,105)
Class C	(1,331,648)	(1,788,064)
Class Y	(11,661,066)	(12,542,856)
Class R5	(51,302)	(97,800)
Class R6	(61,347)	(1,244)
Total distributions from net investment income	(23,675,817)	(30,836,658)

Distributions to shareholders from net realized gains:
Class A	—	(21,152,609)
Class B	—	(164,265)
Class C	—	(3,802,721)
Class Y	—	(16,316,691)
Class R5	—	(112,554)
Class R6	—	(1,464)
Total distributions from net realized gains	—	(41,550,304)

Share transactions–net:
Class A	109,711,157	304,706,376
Class B	(729,038)	(1,203,517)
Class C	53,667,352	74,959,516
Class Y	482,937,990	392,013,037
Class R5	(661,140)	1,542,315
Class R6	5,315,130	50,007
Net increase in net assets resulting from share transactions	650,241,451	772,067,734
Net increase in net assets	774,461,567	939,092,115

Net assets:
Beginning of period	1,840,391,073	901,298,958
End of period (includes undistributed net investment income of $5,737,049 and $14,017,733, respectively)	$2,614,852,640	$1,840,391,073

Notes to Financial Statements

June 30, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Convertible Securities Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of fifteen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to seek total return through growth of capital and current income.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective

12                         Invesco Convertible Securities Fund

November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

13                         Invesco Convertible Securities Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $750 million	0.52%
Next $250 million	0.47%
Next $500 million	0.42%
Next $500 million	0.395%
Next $1 billion	0.37%
Over $3 billion	0.345%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

14                         Invesco Convertible Securities Fund

The Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 2.25%, 1.25%, 1.25% and 1.25%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under the expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2014, the Adviser waived advisory fees of $88,039.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”), an affiliate of the Adviser. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will reimburse IDI for distribution related expenses that IDI incurs up to a maximum of the following annual rates: (1) Class A — up to 0.25% of the average daily net assets of Class A shares; (2) Class B — up to 1.00% of the average daily net assets of Class B shares; and (3) Class C — up to 1.00% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by IDI, but not yet reimbursed to IDI, may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares.

For the six months ended June 30, 2014, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2014, IDI advised the Fund that IDI retained $140,540 in front-end sales commissions from the sale of Class A shares and $6,547, $1,534 and $13,278 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$471,211,673	$180,632,628	$—	$651,844,301
Corporate Debt Securities	—	1,971,863,085	—	1,971,863,085
Total Investments	$471,211,673	$2,152,495,713	$—	$2,623,707,386

15                         Invesco Convertible Securities Fund

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2014, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $777.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2013.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2014 was $1,198,246,489 and $557,264,084, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$264,699,081
Aggregate unrealized (depreciation) of investment securities	(16,218,585)
Net unrealized appreciation of investment securities	$248,480,496

Cost of investments for tax purposes is $2,375,226,890.

16                         Invesco Convertible Securities Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended June 30, 2014(a)		Year ended December 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	12,943,940	$321,581,921	19,894,522	$465,006,946
Class B	14,891	369,213	53,934	1,260,639
Class C	2,652,618	65,419,601	3,763,916	88,349,747
Class Y	24,662,152	612,552,282	21,832,270	507,766,106
Class R5	19,360	483,261	116,725	2,672,397
Class R6	206,590	5,254,321	2,055	47,866

Issued as reinvestment of dividends:
Class A	332,248	8,434,038	1,312,518	30,644,391
Class B	1,451	36,910	9,938	232,306
Class C	42,955	1,084,925	204,079	4,753,908
Class Y	283,374	7,201,824	839,879	19,661,287
Class R5	1,828	46,413	8,432	196,703
Class R6	2,409	61,207	91	2,141

Automatic conversion of Class B shares to Class A shares:
Class A	23,496	584,065	55,652	1,263,085
Class B	(23,448)	(584,065)	(55,541)	(1,263,085)

Reacquired:
Class A	(8,915,001)	(220,888,867)	(8,335,103)	(192,208,046)
Class B	(22,165)	(551,096)	(62,487)	(1,433,377)
Class C	(520,107)	(12,837,174)	(793,408)	(18,144,139)
Class Y	(5,522,041)	(136,816,116)	(5,817,243)	(135,414,356)
Class R5	(48,511)	(1,190,814)	(57,976)	(1,326,785)
Class R6	(16)	(398)	—	—
Net increase in share activity	26,136,023	$650,241,451	32,972,253	$772,067,734

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 59% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

17                         Invesco Convertible Securities Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 06/30/14	$24.17	$0.17		$1.47	$1.64	$(0.25)	$—	$(0.25)	$25.56	6.79%	$1,102,481	0.85	%(d)(e)	0.86	%(d)(e)	1.38	%(d)(e)	27%
Year ended 12/31/13	20.88	0.55	(f)	3.84	4.39	(0.53)	(0.57)	(1.10)	24.17	21.31	936,425	0.88	(e)	0.89	(e)	2.40	(e)(f)	45
Year ended 12/31/12	18.78	0.48		2.08	2.56	(0.46)	—	(0.46)	20.88	13.74	538,962	0.93	(g)	0.94	(g)	2.41	(g)	58
Year ended 12/31/11	20.05	0.46		(1.34)	(0.88)	(0.39)	—	(0.39)	18.78	(4.46)	518,426	0.97		0.98		2.37		38
Three months ended 12/31/10	18.71	0.12		1.35	1.47	(0.13)	—	(0.13)	20.05	7.86	118,359	1.09	(h)	1.10	(h)	2.42	(h)	24
Year ended 09/30/10	16.86	0.59		1.97	2.56	(0.71)	—	(0.71)	18.71	15.45	90,840	1.17		1.17		3.33		85
Year ended 09/30/09	15.35	0.40		1.72	2.12	(0.49)	(0.12)	(0.61)	16.86	14.80	82,241	1.27	(i)			2.86	(i)	104
Class B
Six months ended 06/30/14	24.24	0.07		1.47	1.54	(0.15)	—	(0.15)	25.63	6.37	6,830	1.61	(d)(e)	1.62	(d)(e)	0.62	(d)(e)	27
Year ended 12/31/13	20.93	0.38	(f)	3.86	4.24	(0.36)	(0.57)	(0.93)	24.24	20.45	7,167	1.64	(e)	1.65	(e)	1.64	(e)(f)	45
Year ended 12/31/12	18.83	0.33		2.08	2.41	(0.31)	—	(0.31)	20.93	12.85	7,325	1.70	(g)	1.71	(g)	1.64	(g)	58
Year ended 12/31/11	20.10	0.32		(1.35)	(1.03)	(0.24)	—	(0.24)	18.83	(5.16)	10,505	1.72		1.73		1.62		38
Three months ended 12/31/10	18.76	0.08		1.35	1.43	(0.09)	—	(0.09)	20.10	7.64	11,038	1.84	(h)	1.85	(h)	1.67	(h)	24
Year ended 09/30/10	16.90	0.46		1.97	2.43	(0.57)	—	(0.57)	18.76	14.61	11,454	1.92		1.92		2.58		85
Year ended 09/30/09	15.39	0.29		1.72	2.01	(0.38)	(0.12)	(0.50)	16.90	13.93	16,790	2.02	(i)			2.11	(i)	104
Class C
Six months ended 06/30/14	24.04	0.07		1.47	1.54	(0.15)	—	(0.15)	25.43	6.42	237,480	1.61	(d)(e)	1.62	(d)(e)	0.62	(d)(e)	27
Year ended 12/31/13	20.78	0.38	(f)	3.81	4.19	(0.36)	(0.57)	(0.93)	24.04	20.37	172,232	1.64	(e)	1.65	(e)	1.64	(e)(f)	45
Year ended 12/31/12	18.69	0.36		2.06	2.42	(0.33)	—	(0.33)	20.78	13.02	82,876	1.53	(g)	1.54	(g)	1.81	(g)	58
Year ended 12/31/11	19.94	0.32		(1.33)	(1.01)	(0.24)	—	(0.24)	18.69	(5.12)	87,388	1.72		1.73		1.62		38
Three months ended 12/31/10	18.61	0.08		1.34	1.42	(0.09)	—	(0.09)	19.94	7.64	18,719	1.84	(h)	1.85	(h)	1.67	(h)	24
Year ended 09/30/10	16.77	0.46		1.96	2.42	(0.58)	—	(0.58)	18.61	14.62	9,486	1.92		1.92		2.58		85
Year ended 09/30/09	15.28	0.30		1.70	2.00	(0.39)	(0.12)	(0.51)	16.77	13.96	6,175	2.02	(i)			2.11	(i)	104
Class Y
Six months ended 06/30/14	24.20	0.20		1.47	1.67	(0.28)	—	(0.28)	25.59	6.91	1,258,289	0.61	(d)	0.62	(d)	1.62	(d)	27
Year ended 12/31/13	20.90	0.61	(f)	3.84	4.45	(0.58)	(0.57)	(1.15)	24.20	21.62	719,722	0.64		0.65		2.64	(f)	45
Year ended 12/31/12	18.81	0.53		2.07	2.60	(0.51)	—	(0.51)	20.90	13.94	269,400	0.70		0.71		2.64		58
Year ended 12/31/11	20.07	0.52		(1.34)	(0.82)	(0.44)	—	(0.44)	18.81	(4.16)	204,319	0.72		0.73		2.62		38
Three months ended 12/31/10	18.73	0.13		1.35	1.48	(0.14)	—	(0.14)	20.07	7.92	17,204	0.84	(h)	0.85	(h)	2.67	(h)	24
Year ended 09/30/10	16.87	0.64		1.97	2.61	(0.75)	—	(0.75)	18.73	15.78	3,661	0.92		0.92		3.58		85
Year ended 09/30/09	15.37	0.57		1.58	2.15	(0.53)	(0.12)	(0.65)	16.87	15.07	1,022	1.02	(i)			3.11	(i)	104
Class R5
Six months ended 06/30/14	24.18	0.21		1.48	1.69	(0.29)	—	(0.29)	25.58	7.00	4,359	0.52	(d)	0.53	(d)	1.71	(d)	27
Year ended 12/31/13	20.88	0.63	(f)	3.84	4.47	(0.60)	(0.57)	(1.17)	24.18	21.72	4,781	0.57		0.58		2.71	(f)	45
Year ended 12/31/12	18.78	0.55		2.08	2.63	(0.53)	—	(0.53)	20.88	14.13	2,726	0.60		0.61		2.74		58
Year ended 12/31/11(j)	21.19	0.33		(2.38)	(2.05)	(0.36)	—	(0.36)	18.78	(9.70)	1,851	0.57	(h)	0.58	(h)	2.77	(h)	38
Class R6
Six months ended 06/30/14	24.18	0.21		1.49	1.70	(0.29)	—	(0.29)	25.59	7.05	5,414	0.50	(d)	0.51	(d)	1.73	(d)	27
Year ended 12/31/13	20.89	0.64	(f)	3.83	4.47	(0.61)	(0.57)	(1.18)	24.18	21.69	64	0.55		0.56		2.73	(f)	45
Year ended 12/31/12(j)	20.78	0.15		0.10	0.25	(0.14)	—	(0.14)	20.89	1.23	10	0.58	(h)	0.59	(h)	2.76	(h)	58

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $310,063,973 and sold of $85,053,876 in effect to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen Harbor Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,030,662, $7,037, $206,714, $953,369, $4,449 and $3,396 for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares, respectively.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24%, 1.00% and 1.00% for Class A, Class B and Class C shares, respectively for the six months ended June 30, 2014 and the year ended December 31, 2013.
(f)	Net investment income per share and the ratio of net investment income to average net assets include material significant dividends received during the year ended December 31, 2013. Net investment income per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $0.42 and 2.39%, $0.25 and 1.63%, $0.25 and 1.63%, $0.48 and 2.63%, $0.50 and 2.70% and $0.51 and 2.72%, for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares, respectively.
(g)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.23%, 1.00% and 0.83% for Class A, Class B and Class C shares, respectively.
(h)	Annualized.
(i)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios was less than 0.005% for the years ended December 31, 2009.
(j)	Commencement date of May 23, 2011 and September 24, 2012 for Class R5 and Class R6 shares, respectively.

18                         Invesco Convertible Securities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (01/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/14)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/14)	Expenses Paid During Period[2]
A	$1,000.00	$1,067.90	$4.36	$1,020.58	$4.26	0.85%
B	1,000.00	1,064.20	8.24	1,016.81	8.05	1.61
C	1,000.00	1,064.20	8.24	1,016.81	8.05	1.61
Y	1,000.00	1,069.50	3.13	1,021.77	3.06	0.61
R5	1,000.00	1,070.00	2.67	1,022.22	2.61	0.52
R6	1,000.00	1,070.10	2.57	1,022.32	2.51	0.50

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2014 through June 30, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

19                         Invesco Convertible Securities Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Convertible Securities Fund (the Fund) investment advisory agreements. During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Convertible Securities Funds Index. The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of

20                         Invesco Convertible Securities Fund

Class A shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in the expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and its affiliates do not advise other mutual funds using an investment process substantially similar to the investment process used for the Fund. The Board considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fee rates charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a more comparable scope of services. The Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients to support the difference in fees.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds are fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended.

21                         Invesco Convertible Securities Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526	MS-CSEC-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	June 30, 2014

Invesco Global Low Volatility Equity Yield Fund

Nasdaq:

A: GTNDX  ■  B: GNDBX  ■  C: GNDCX  ■  R: GTNRX  ■  Y:  GTNYX  ■  R5: GNDIX

2	Fund Performance

3	Letters to Shareholders

4	Schedule of Investments

6	Financial Statements

8	Notes to Financial Statements

16	Financial Highlights

17	Fund Expenses

18	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/13 to 6/30/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	11.96%
Class B Shares	11.52
Class C Shares	11.57
Class R Shares	11.88
Class Y Shares	12.10
Class R5 Shares	12.25
MSCI World Index▼ (Broad Market/Style-Specific Index)	6.18
Lipper Global Equity Income Funds Index■ (Peer Group Index)	6.19
Lipper Global Multi-Cap Core Funds Index■ (Former Peer Group Index)	5.24

Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Lipper Global Equity Income Funds Index is an unmanaged Index considered representative of global equity income funds tracked by Lipper.

    The Lipper Global Multi-Cap Core Funds Index is an unmanaged index considered representative of global multi-cap core funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Class R shares incepted on October 31, 2005. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.

Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Class R5 shares was 1.54%, 2.29%, 2.29%, 1.79%, 1.29% and 1.02%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the

Average Annual Total Returns

As of 6/30/14, including maximum applicable

sales charges

Class A Shares
Inception (9/15/97)	6.99%
10 Years	6.44
5 Years	15.06
1 Year	23.34

Class B Shares
Inception (9/15/97)	7.09%
10 Years	6.41
5 Years	15.27
1 Year	24.47

Class C Shares
Inception (1/2/98)	6.99%
10 Years	6.27
5 Years	15.49
1 Year	28.49

Class R Shares
10 Years	6.80%
5 Years	16.08
1 Year	30.19

Class Y Shares
10 Years	7.19%
5 Years	16.63
1 Year	30.84

Class R5 Shares
Inception (4/30/04)	8.03%
10 Years	7.64
5 Years	17.02
1 Year	31.19

period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

2                         Invesco Global Low Volatility Equity Yield Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

While the members of the Invesco Funds Board, which I chair, can’t dictate the performance of the Invesco funds, be assured that your Board works diligently throughout the year to focus on how your investments are managed. Our job is to represent you and your interests on a variety of fund management-related matters. We carefully monitor how the portfolio management teams of the Invesco funds are performing in light of ever-changing and often unpredictable economic and market conditions, and we ensure that each fund’s management team adheres to the investment strategies and investment process explained in the fund’s prospectus.

    Perhaps our most significant responsibility is conducting the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review, which is required by the Investment Company Act of 1940, focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information from Invesco that allows us to evaluate the quality of its services and the reasonableness of its fees. We also use information from a variety of independent sources, including materials provided by the independent senior officer of the Invesco funds, who reports directly to the independent trustees on the Board. Additionally, we meet with legal counsel and review performance and fee data prepared for us by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.

After a careful review, the members of the Invesco Funds Board approved the continuation of advisory and sub-advisory contracts with Invesco Advisers and its affiliates.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

    Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

    Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

3                         Invesco Global Low Volatility Equity Yield Fund

Schedule of Investments

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–93.91%
Australia–15.70%
Australia and New Zealand Banking Group Ltd.	115,811	$3,643,679
Bank of Queensland Ltd.	331,881	3,818,214
Commonwealth Bank of Australia	30,952	2,362,265
CSL Ltd.	35,650	2,237,275
DUET Group(a)	1,643,556	3,750,693
Ramsay Health Care Ltd.	80,982	3,474,654
Sonic Healthcare Ltd.	222,495	3,636,056
Telstra Corp. Ltd.	775,145	3,810,249
Woodside Petroleum Ltd.	92,007	3,563,340
Woolworths Ltd.	48,940	1,625,417
		31,921,842

Austria–0.50%
Oesterreichische Post AG	20,669	1,026,657

Belgium–1.76%
Belgacom S.A.	108,112	3,584,570

Canada–16.91%
Baytex Energy Corp.	86,200	3,978,772
Bell Aliant, Inc.	146,200	3,821,479
Canadian Oil Sands Ltd.	158,700	3,596,407
Capital Power Corp.	104,900	2,592,515
Crescent Point Energy Corp.	79,200	3,510,186
Encana Corp.	29,700	703,670
Enerplus Corp.	167,000	4,208,650
Husky Energy Inc.	103,400	3,339,423
Russel Metals, Inc.	40,400	1,299,085
Stantec Inc.	31,700	1,963,202
Superior Plus Corp.	115,800	1,540,021
TransAlta Corp.	312,500	3,830,834
		34,384,244

Denmark–1.83%
TDC AS	360,316	3,728,822

France–1.80%
GDF Suez	133,353	3,666,549

Germany–4.92%
Freenet AG	110,639	3,519,298
ProSiebenSat.1 Media AG	72,978	3,251,183
Telefonica Deutschland Holding AG	389,994	3,224,939
		9,995,420

Israel–1.79%
Bezeq The Israeli Telecommunication Corp. Ltd.	1,944,554	3,643,206

	Shares	Value
Japan–3.77%
Nippon Telegraph & Telephone Corp.	61,400	$3,834,605
Tokyo Gas Co., Ltd.	654,000	3,825,614
		7,660,219

New Zealand–3.20%
SKY Network Television Ltd.	462,341	2,780,518
Telecom Corp. of New Zealand Ltd.	1,588,548	3,726,848
		6,507,366

Norway–0.77%
Prosafe S.E.	190,706	1,573,179

Singapore–1.15%
ComfortDelGro Corp. Ltd.	229,000	458,208
Singapore Post Ltd.	821,000	1,142,381
Venture Corp. Ltd.	118,000	732,473
		2,333,062

Spain–1.71%
Banco Santander S.A.	332,753	3,472,226

Sweden–3.24%
Intrum Justitia AB	74,356	2,219,084
Loomis AB–Class B	24,425	751,240
Skandinaviska Enskilda Banken AB–Class A	270,260	3,608,415
		6,578,739

United Kingdom–11.48%
Berendsen PLC	79,969	1,341,419
BP PLC	412,783	3,634,851
Britvic PLC	272,606	3,394,262
BT Group PLC	429,342	2,824,762
Micro Focus International PLC	84,172	1,253,954
Next PLC	35,242	3,905,505
Royal Dutch Shell PLC–Class A	93,403	3,866,196
WH Smith PLC	171,052	3,128,618
		23,349,567

United States–23.38%
Amdocs Ltd.	9,300	430,869
Archer-Daniels-Midland Co.	85,100	3,753,761
CA, Inc.	17,400	500,076
ConocoPhillips	43,400	3,720,682
Edison International	12,900	749,619
Entergy Corp.	45,900	3,767,931
Frontier Communications Corp.	663,200	3,873,088
GameStop Corp.–Class A	29,900	1,210,053
Garmin Ltd.	14,200	864,780
Lexmark International, Inc.–Class A	81,600	3,929,856
Lockheed Martin Corp.	21,300	3,423,549
Marvell Technology Group Ltd.	69,900	1,001,667

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Global Low Volatility Equity Yield Fund

	Shares	Value
United States–(continued)
Northrop Grumman Corp.	28,100	$3,361,603
PDL BioPharma Inc.	396,000	3,833,280
Pfizer Inc.	95,000	2,819,600
Prospect Capital Corp.	356,489	3,787,696
R. R. Donnelley & Sons Co.	161,300	2,735,648
Windstream Holdings Inc.	377,600	3,760,896
		47,524,654
Total Common Stocks & Other Equity Interests (Cost $160,489,443)		190,950,322

	Shares	Value
Money Market Funds–5.26%
Liquid Assets Portfolio– Institutional Class(b)	5,347,139	$5,347,139
Premier Portfolio–Institutional Class(b)	5,347,139	5,347,139
Total Money Market Funds (Cost $10,694,278)		10,694,278
TOTAL INVESTMENTS–99.17% (Cost $171,183,721)		201,644,600
OTHER ASSETS LESS LIABILITIES–0.83%		1,690,588
NET ASSETS–100.00%		$203,335,188

Notes to Schedule of Investments:

(a)	Stapled security consisting of one trust and three companies.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2014

Telecommunication Services	21.3%
Energy	17.5
Utilities	11.7
Financials	10.2
Industrials	9.7
Health Care	7.9
Consumer Discretionary	7.4
Consumer Staples	4.3
Information Technology	3.9
Money Market Funds Plus Other Assets Less Liabilities	6.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Global Low Volatility Equity Yield Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Assets:
Investments, at value (Cost $160,489,443)	$190,950,322
Investments in affiliated money market funds, at value and cost	10,694,278
Total investments, at value (Cost $171,183,721)	201,644,600
Foreign currencies, at value (Cost $187,477)	189,248
Receivable for:
Deposits with brokers for open futures contracts	364,057
Variation margin — futures	24,903
Fund shares sold	785,646
Dividends	518,816
Investment for trustee deferred compensation and retirement plans	82,105
Other assets	42,327
Total assets	203,651,702

Liabilities:
Payable for:
Fund shares reacquired	36,813
Accrued fees to affiliates	128,810
Accrued trustees’ and officers’ fees and benefits	424
Accrued other operating expenses	57,730
Trustee deferred compensation and retirement plans	92,737
Total liabilities	316,514
Net assets applicable to shares outstanding	$203,335,188

Net assets consist of:
Shares of beneficial interest	$247,024,652
Undistributed net investment income	1,183,396
Undistributed net realized gain (loss)	(75,326,125)
Net unrealized appreciation	30,453,265
$203,335,188

Net Assets:
Class A	$153,426,018
Class B	$4,831,802
Class C	$19,870,216
Class R	$1,547,636
Class Y	$9,867,014
Class R5	$13,792,502

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	9,659,520
Class B	321,470
Class C	1,323,810
Class R	97,292
Class Y	619,872
Class R5	856,624
Class A:
Net asset value per share	$15.88
Maximum offering price per share
(Net asset value of $15.88 ÷ 94.50%)	$16.80
Class B:
Net asset value and offering price per share	$15.03
Class C:
Net asset value and offering price per share	$15.01
Class R:
Net asset value and offering price per share	$15.91
Class Y:
Net asset value and offering price per share	$15.92
Class R5:
Net asset value and offering price per share	$16.10

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Global Low Volatility Equity Yield Fund

Statement of Operations

For the six months ended June 30, 2014

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $368,009)	$4,357,158
Dividends from affiliated money market funds	1,515
Total investment income	4,358,673

Expenses:
Advisory fees	713,111
Administrative services fees	24,795
Custodian fees	21,882
Distribution fees:
Class A	160,819
Class B	25,334
Class C	80,762
Class R	3,585
Transfer agent fees — A, B, C, R and Y	206,002
Transfer agent fees — R5	848
Trustees’ and officers’ fees and benefits	13,686
Other	103,405
Total expenses	1,354,229
Less: Fees waived and expense offset arrangement(s)	(5,149)
Net expenses	1,349,080
Net investment income	3,009,593

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	7,968,772
Foreign currencies	(5,804)
Futures contracts	390,112
8,353,080
Change in net unrealized appreciation (depreciation) of:
Investment securities	9,578,352
Foreign currencies	(9,964)
Futures contracts	(160,933)
9,407,455
Net realized and unrealized gain	17,760,535
Net increase in net assets resulting from operations	$20,770,128

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Global Low Volatility Equity Yield Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2014 and the year ended December 31, 2013

(Unaudited)

	June 30, 2014	December 31, 2013
Operations:
Net investment income	$3,009,593	$3,076,839
Net realized gain	8,353,080	22,838,549
Change in net unrealized appreciation	9,407,455	11,149,683
Net increase in net assets resulting from operations	20,770,128	37,065,071

Distributions to shareholders from net investment income:
Class A	(2,339,134)	(2,105,673)
Class B	(67,853)	(86,576)
Class C	(249,755)	(162,951)
Class R	(23,529)	(22,777)
Class Y	(129,403)	(29,719)
Class R5	(396,580)	(494,220)
Total distributions from net investment income	(3,206,254)	(2,901,916)

Share transactions–net:
Class A	23,524,667	(2,243,589)
Class B	(1,080,336)	(2,641,008)
Class C	4,179,551	2,900,630
Class R	55,037	145,344
Class Y	6,202,075	2,202,871
Class R5	(13,633,203)	1,425,061
Net increase in net assets resulting from share transactions	19,247,791	1,789,309
Net increase in net assets	36,811,665	35,952,464

Net assets:
Beginning of period	166,523,523	130,571,059
End of period (includes undistributed net investment income of $1,183,396 and $1,380,057, respectively)	$203,335,188	$166,523,523

Notes to Financial Statements

June 30, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Low Volatility Equity Yield Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of fifteen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is income and long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Class R5. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Class R5 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they

8                         Invesco Global Low Volatility Equity Yield Fund

may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

9                         Invesco Global Low Volatility Equity Yield Fund

D.	Distributions — Distributions from income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J.	Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
K.

Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting

10                         Invesco Global Low Volatility Equity Yield Fund

closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.80%
Next $250 million	0.78%
Next $500 million	0.76%
Next $1.5 billion	0.74%
Next $2.5 billion	0.72%
Next $2.5 billion	0.70%
Next $2.5 billion	0.68%
Over $10 billion	0.66%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Class R5 shares to 2.25%, 3.00%, 3.00%, 2.50%, 2.00% and 2.00%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under the expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2014, the Adviser waived advisory fees of $4,400.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Class R5 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2014, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2014, IDI advised the Fund that IDI retained $48,838 in front-end sales commissions from the sale of Class A shares and $0, $1,010 and $127 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

11                         Invesco Global Low Volatility Equity Yield Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended June 30, 2014, there were transfers from Level 1 to Level 2 of $6,203,788 and from Level 2 to Level 1 of $17,993,147 due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$18,287,435	$13,634,407	$—	$31,921,842
Austria	1,026,657	—	—	1,026,657
Belgium	—	3,584,570	—	3,584,570
Canada	34,384,244	—	—	34,384,244
Denmark	3,728,822	—	—	3,728,822
France	—	3,666,549	—	3,666,549
Germany	9,995,420	—	—	9,995,420
Israel	3,643,206	—	—	3,643,206
Japan	—	7,660,219	—	7,660,219
New Zealand	6,507,366	—	—	6,507,366
Norway	1,573,179	—	—	1,573,179
Singapore	1,874,854	458,208	—	2,333,062
Spain	—	3,472,226	—	3,472,226
Sweden	2,970,324	3,608,415	—	6,578,739
United Kingdom	11,165,963	12,183,604	—	23,349,567
United States	58,218,932	—	—	58,218,932
	$153,376,402	$48,268,198	$—	$201,644,600
Futures*	(15,123)	—	—	(15,123)
Total Investments	$153,361,279	$48,268,198	$—	$201,629,477

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2014:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Market risk
Futures contracts(a)	$22,094	$(37,217)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

12                         Invesco Global Low Volatility Equity Yield Fund

Effect of Derivative Investments for the six months ended June 30, 2014

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Futures Contracts*
Realized Gain
Market risk	$390,112
Change in Unrealized Appreciation (Depreciation)
Market risk	(160,933)
Total	$229,179

Open Futures Contracts*
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
CME E-Mini S&P 500 Index	Long	55	September-2014	$5,369,100	$22,094
Dow Jones EURO STOXX 50 Index	Long	49	September-2014	2,168,533	(29,640)
FTSE 100 Index	Long	6	September-2014	689,153	(3,258)
SGX NIKKEI 225 Index	Long	13	September-2014	971,375	(4,319)
Total — Market Risk					$(15,123)

*	Futures contracts collateralized by $364,057 cash held with Merrill Lynch & Co., Inc.

The table below summarizes the average notional value of futures contracts outstanding during the period.

Futures Contracts
Average notional value	$5,213,112

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of June 30, 2014.

Assets:
	Gross amounts presented in Statement of Assets & Liabilities*	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of assets presented in the Statement of Assets and Liabilities	Collateral Received
Counterparty				Financial Instruments	Cash	Net Amount
Merrill Lynch & Co., Inc.	$22,094	$(22,094)	$—	$—	$—	$—

Liabilities:
	Gross amounts presented in Statement of Assets & Liabilities*	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of liabilities presented in the Statement of Assets and Liabilities	Collateral Pledged
Counterparty				Financial Instruments	Cash	Net Amount
Merrill Lynch & Co., Inc.	$37,217	$(22,094)	$15,123	$—	$(15,123)	$—

*	Includes cumulative appreciation (depreciation) of futures contracts.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangements is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2014, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $749.

13                         Invesco Global Low Volatility Equity Yield Fund

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2013, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
December 31, 2016	$18,198,191	$—	$18,198,191
December 31, 2017	65,336,394	—	65,336,394
	$83,534,585	$—	$83,534,585

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2014 was $72,617,015 and $59,336,619, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$31,199,749
Aggregate unrealized (depreciation) of investment securities	(752,325)
Net unrealized appreciation of investment securities	$30,447,424

Cost of investments for tax purposes is $171,197,176.

14                         Invesco Global Low Volatility Equity Yield Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended June 30, 2014(a)		Year ended December 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	1,924,277	$29,285,565	892,170	$12,035,616
Class B	7,956	113,819	24,692	304,057
Class C	340,810	4,879,803	351,333	4,604,503
Class R	7,701	114,939	26,323	339,649
Class Y	565,492	8,666,117	212,216	2,976,469
Class R5	57,263	886,825	126,716	1,700,052

Issued as reinvestment of dividends:
Class A	143,457	2,191,700	143,650	1,985,952
Class B	4,514	64,997	6,337	82,922
Class C	16,044	231,166	11,871	155,209
Class R	1,541	23,529	1,645	22,777
Class Y	7,612	117,410	1,861	25,810
Class R5	25,978	396,246	18,617	260,831

Automatic conversion of Class B shares to Class A shares:
Class A	59,508	891,069	150,788	1,971,696
Class B	(62,920)	(891,069)	(159,168)	(1,971,696)

Reacquired:
Class A	(588,880)	(8,843,667)	(1,395,884)	(18,236,853)
Class B	(25,893)	(368,083)	(86,959)	(1,056,291)
Class C	(65,517)	(931,418)	(151,961)	(1,859,082)
Class R	(5,410)	(83,431)	(16,103)	(217,082)
Class Y	(172,415)	(2,581,452)	(61,331)	(799,408)
Class R5	(950,742)	(14,916,274)	(40,140)	(535,822)
Net increase in share activity	1,290,376	$19,247,791	56,673	$1,789,309

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 25% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15                         Invesco Global Low Volatility Equity Yield Fund

NOTE 11—Financial Highlights

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period(b)	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/14	$14.44	$0.25	$1.45	$1.70	$(0.26)	$15.88	11.88%	$153,426	1.50	%(e)	1.50	%(e)	3.39	%(e)	34%
Year ended 12/31/13	11.38	0.27	3.05	3.32	(0.26)	14.44	29.32	117,234	1.54		1.54		2.10		103
Year ended 12/31/12	10.28	0.13	1.24	1.37	(0.27)	11.38	13.32	94,785	1.63		1.63		1.21		72
Year ended 12/31/11	10.74	0.21	(0.53)	(0.32)	(0.14)	10.28	(2.98)	98,542	1.56		1.56		1.91		86
Year ended 12/31/10	9.63	0.11	1.14	1.25	(0.14)	10.74	13.00	124,102	1.61		1.61		1.09		74
Year ended 12/31/09	7.70	0.09	2.02	2.11	(0.18)	9.63	27.47	138,058	1.66		1.66		1.13		72
Class B
Six months ended 06/30/14	13.66	0.19	1.38	1.57	(0.20)	15.03	11.52	4,832	2.25	(e)	2.25	(e)	2.64	(e)	34
Year ended 12/31/13	10.81	0.16	2.89	3.05	(0.20)	13.66	28.34	5,434	2.29		2.29		1.35		103
Year ended 12/31/12	9.74	0.05	1.17	1.22	(0.15)	10.81	12.53	6,626	2.38		2.38		0.46		72
Year ended 12/31/11	10.15	0.12	(0.50)	(0.38)	(0.03)	9.74	(3.74)	9,313	2.31		2.31		1.16		86
Year ended 12/31/10	9.09	0.03	1.08	1.11	(0.05)	10.15	12.18	14,370	2.36		2.36		0.34		74
Year ended 12/31/09	7.21	0.03	1.88	1.91	(0.03)	9.09	26.50	19,741	2.41		2.41		0.38		72
Class C
Six months ended 06/30/14	13.66	0.19	1.37	1.56	(0.21)	15.01	11.49	19,870	2.25	(e)	2.25	(e)	2.64	(e)	34
Year ended 12/31/13	10.79	0.17	2.89	3.06	(0.19)	13.66	28.42	14,099	2.29		2.29		1.35		103
Year ended 12/31/12	9.73	0.05	1.16	1.21	(0.15)	10.79	12.44	8,864	2.38		2.38		0.46		72
Year ended 12/31/11	10.13	0.12	(0.49)	(0.37)	(0.03)	9.73	(3.65)	9,298	2.31		2.31		1.16		86
Year ended 12/31/10	9.08	0.03	1.07	1.10	(0.05)	10.13	12.09	11,535	2.36		2.36		0.34		74
Year ended 12/31/09	7.20	0.03	1.88	1.91	(0.03)	9.08	26.54	13,008	2.41		2.41		0.38		72
Class R
Six months ended 06/30/14	14.46	0.23	1.46	1.69	(0.24)	15.91	11.80	1,548	1.75	(e)	1.75	(e)	3.14	(e)	34
Year ended 12/31/13	11.41	0.25	3.05	3.30	(0.25)	14.46	29.00	1,351	1.79		1.79		1.85		103
Year ended 12/31/12	10.30	0.11	1.23	1.34	(0.23)	11.41	13.01	931	1.88		1.88		0.96		72
Year ended 12/31/11	10.74	0.18	(0.52)	(0.34)	(0.10)	10.30	(3.13)	888	1.81		1.81		1.66		86
Year ended 12/31/10	9.63	0.08	1.14	1.22	(0.11)	10.74	12.68	1,146	1.86		1.86		0.84		74
Year ended 12/31/09	7.68	0.07	2.01	2.08	(0.13)	9.63	27.14	875	1.91		1.91		0.88		72
Class Y
Six months ended 06/30/14	14.49	0.28	1.46	1.74	(0.31)	15.92	12.10	9,867	1.25	(e)	1.25	(e)	3.64	(e)	34
Year ended 12/31/13	11.38	0.32	3.04	3.36	(0.25)	14.49	29.63	3,176	1.29		1.29		2.35		103
Year ended 12/31/12	10.29	0.16	1.23	1.39	(0.30)	11.38	13.55	756	1.38		1.38		1.46		72
Year ended 12/31/11	10.76	0.24	(0.54)	(0.30)	(0.17)	10.29	(2.76)	599	1.31		1.31		2.16		86
Year ended 12/31/10	9.65	0.13	1.15	1.28	(0.17)	10.76	13.27	720	1.36		1.36		1.34		74
Year ended 12/31/09	7.71	0.12	2.01	2.13	(0.19)	9.65	27.69	662	1.41		1.41		1.38		72
Class R5
Six months ended 06/30/14	14.63	0.29	1.49	1.78	(0.31)	16.10	12.25	13,793	0.99	(e)	0.99	(e)	3.90	(e)	34
Year ended 12/31/13	11.49	0.35	3.08	3.43	(0.29)	14.63	29.99	25,230	1.02		1.02		2.62		103
Year ended 12/31/12	10.39	0.20	1.25	1.45	(0.35)	11.49	13.96	18,609	1.06		1.06		1.78		72
Year ended 12/31/11	10.88	0.28	(0.54)	(0.26)	(0.23)	10.39	(2.44)	16,133	0.98		0.98		2.49		86
Year ended 12/31/10	9.77	0.17	1.17	1.34	(0.23)	10.88	13.76	18,770	0.97		0.97		1.73		74
Year ended 12/31/09	7.81	0.16	2.06	2.22	(0.26)	9.77	28.47	18,031	0.86		0.86		1.93		72

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share for fiscal years prior to December 31, 2012.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $129,722, $5,109, $16,286, $1,446, $5,035 and $22,157 for Class A, Class B, Class C, Class R, Class Y and Class R5 shares, respectively.

16                         Invesco Global Low Volatility Equity Yield Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (01/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/14)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/14)	Expenses Paid During Period[2]
A	$1,000.00	$1,119.60	$7.88	$1,017.36	$7.50	1.50%
B	1,000.00	1,115.20	11.80	1,013.64	11.23	2.25
C	1,000.00	1,115.70	11.80	1,013.64	11.23	2.25
R	1,000.00	1,118.80	9.19	1,016.12	8.75	1.75
Y	1,000.00	1,121.00	6.57	1,018.60	6.26	1.25
R5	1,000.00	1,122.50	5.21	1,019.89	4.96	0.99

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2014 through June 30, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                         Invesco Global Low Volatility Equity Yield Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Global Low Volatility Equity Yield Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that the continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Deutschland GmbH currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Global Equity Income Funds Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of the performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the fund was

18                         Invesco Global Low Volatility Equity Yield Fund

above the performance of the Index for the one and three year periods (there being no five year performance data for the Index). The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was at the median contractual management fee rate of funds in the expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other funds or client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds are fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended.

19                         Invesco Global Low Volatility Equity Yield Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526	GLVEY-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	June 30, 2014

Invesco Income Allocation Fund

Nasdaq:

A: ALAAX  ■  B: BLIAX  ■  C: CLIAX  ■  R:  RLIAX  ■  Y: ALAYX   ■  R5: ILAAX

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

6	Financial Statements

8	Notes to Financial Statements

14	Financial Highlights

15	Fund Expenses

16	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/13 to 6/30/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	7.19%
Class B Shares	6.78
Class C Shares	6.78
Class R Shares	7.15
Class Y Shares	7.32
Class R5 Shares	7.32
S&P 500 Index▼ (Broad Market Index)	7.14
Custom Income Allocation Index■ (Style-Specific Index)	5.74
Lipper Mixed-Asset Target Allocation Conservative Funds Index¿ (Peer Group Index)	5.09

Source(s): ▼FactSet Research Systems Inc.; ■Invesco, FactSet Research Systems Inc.; ¿Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Custom Income Allocation Index, created by Invesco to serve as a benchmark for Invesco Income Allocation Fund, comprises the following indexes: Russell 3000, MSCI EAFE, FTSE NAREIT Equity REITs and Barclays U.S. Universal. The composition of the index may change based on the Fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective.

    The Lipper Mixed-Asset Target Allocation Conservative Funds Index is an unmanaged index considered representative of mixed-asset target allocation conservative funds tracked by Lipper.

    The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of US real estate investment trusts (REITs).

    The Barclays U.S. Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index and the non-ERISA portion of the CMBS Index.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Income Allocation Fund

Average Annual Total Returns

As of 6/30/14, including maximum applicable sales charges

Class A Shares
Inception (10/31/05)	5.50%
5 Years	9.48
1 Year	6.17

Class B Shares
Inception (10/31/05)	5.45%
5 Years	9.60
1 Year	6.47

Class C Shares
Inception (10/31/05)	5.39%
5 Years	9.87
1 Year	10.36

Class R Shares
Inception (10/31/05)	5.93%
5 Years	10.45
1 Year	12.02

Class Y Shares
Inception	6.36%
5 Years	10.99
1 Year	12.59

Class R5 Shares
Inception (10/31/05)	6.45%
5 Years	10.99
1 Year	12.48

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Class R5 shares was 0.87%, 1.62%, 1.62%, 1.12%, 0.62% and 0.62%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Class R5 shares was 1.18%, 1.93%, 1.93%, 1.43%, 0.93% and 0.89%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.62% for Invesco Income Allocation Fund.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2015. See current prospectus for more information.

3                         Invesco Income Allocation Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

While the members of the Invesco Funds Board, which I chair, can’t dictate the performance of the Invesco funds, be assured that your Board works diligently throughout the year to focus on how your investments are managed. Our job is to represent you and your interests on a variety of fund management-related matters. We carefully monitor how the portfolio management teams of the Invesco funds are performing in light of ever-changing and often unpredictable economic and market conditions, and we ensure that each fund’s management team adheres to the investment strategies and investment process explained in the fund’s prospectus.

    Perhaps our most significant responsibility is conducting the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review, which is required by the Investment Company Act of 1940, focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information from Invesco that allows us to evaluate the quality of its services and the reasonableness of its fees. We also use information from a variety of independent sources, including materials provided by the independent senior officer of the Invesco funds, who reports directly to the independent trustees on the Board. Additionally, we meet with legal counsel and review performance and fee data prepared for us by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.

    After a careful review, the members of the Invesco Funds Board approved the continuation of advisory and sub-advisory contracts with Invesco Advisers and its affiliates.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

    Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

    Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                         Invesco Income Allocation Fund

Schedule of Investments

June 30, 2014

(Unaudited)

Invesco Income Allocation Fund

Schedule of Investments in Affiliated Issuers–99.33%(a)

	% of Net Assets 06/30/14	Value 12/31/13	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 06/30/14	Value 06/30/14
Domestic Equity Funds–24.81%
Invesco Diversified Dividend Fund	8.75%	$15,964,443	$3,015,307	$(107,728)	$1,206,211	$2,546	$163,074	1,109,435	$20,080,779
Invesco Dividend Income Fund	16.06%	28,563,972	5,746,680	(201,991)	2,750,613	(999)	398,743	1,814,785	36,858,275
Total Domestic Equity Funds		44,528,415	8,761,987	(309,719)	3,956,824	1,547	561,817		56,939,054

Fixed-Income Funds–62.89%
Invesco Core Plus Bond Fund	14.66%	26,801,034	6,129,630	(205,357)	904,546	(4,945)	692,600	3,087,687	33,624,908
Invesco Corporate Bond Fund	8.28%	14,922,354	3,398,247	(114,461)	801,833	(2,621)	367,692	2,578,745	19,005,352
Invesco Floating Rate Fund	6.75%	12,775,875	2,799,638	(94,262)	2,480	(362)	305,005	1,937,844	15,483,369
Invesco High Yield Fund	10.18%	18,768,241	4,281,308	(138,027)	456,975	(961)	626,867	5,102,082	23,367,536
Invesco International Total Return Fund	4.93%	9,045,510	1,849,642	(67,330)	480,191	(1,772)	66,997	1,002,326	11,306,241
Invesco Premium Income Fund	13.40%	23,616,083	5,703,848	(188,524)	1,635,816	(13,695)	712,440	2,934,497	30,753,528
Invesco Short Term Bond Fund	4.69%	8,929,978	1,876,195	(67,330)	10,095	(336)	93,546	1,234,053	10,748,602
Total Fixed-Income Funds		114,859,075	26,038,508	(875,291)	4,291,936	(24,692)	2,865,147		144,289,536

Foreign Equity Funds–5.03%
PowerShares International Dividend Achievers Portfolio–ETF	5.03%	9,268,878	1,906,671	(166,869)	524,834	2,785	227,353	596,808	11,536,299

Real Estate Funds–6.60%
PowerShares Active U.S. Real Estate Fund–ETF	6.60%	10,964,672	2,477,633	(213,288)	1,921,184	(8,080)	67,124	229,183	15,142,121
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $212,736,598)	99.33%	$179,621,040	$39,184,799	$(1,565,167)	$10,694,778	$(28,440)	$3,721,441		$227,907,010
OTHER ASSETS LESS LIABILITIES	0.67%								1,539,152
NET ASSETS	100.00%								$229,446,162
Investment Abbreviations:

ETF – Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Class R6 shares of the mutual funds listed and the Fund shares of the exchange-traded funds.

Portfolio Composition

Asset Class	Target Allocation	% of Total Net assets as of 6/30/2014
Taxable Non-Investment Grade	31.25%	30.33%
Intermediate Term Taxable Investment Grade	23.75	22.94
Sector	15.00	16.06
International Blend	10.00	9.96
Large Cap Value	8.00	8.75
Real Estate	7.00	6.6
Short Term Taxable Investment Grade	5.00	4.69
Other Assets Less Liabilities	0.00	0.67

Based on the composition of the underlying funds.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Income Allocation Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Assets:
Investments in affiliated underlying funds, at value (Cost $212,736,598)	$227,907,010
Cash	1,251,043
Receivable for:
Fund shares sold	1,844,562
Dividends from affiliated underlying funds	1,263
Investment for trustee deferred compensation and retirement plans	40,194
Other assets	40,228
Total assets	231,084,300

Liabilities:
Payable for:
Investments purchased — affiliated underlying funds	998,141
Fund shares reacquired	425,446
Accrued fees to affiliates	140,568
Accrued trustees’ and officers’ fees and benefits	526
Accrued other operating expenses	30,245
Trustee deferred compensation and retirement plans	43,212
Total liabilities	1,638,138
Net assets applicable to shares outstanding	$229,446,162

Net assets consist of:
Shares of beneficial interest	$220,113,392
Undistributed net investment income	1,325,728
Undistributed net realized gain (loss)	(7,163,370)
Net unrealized appreciation	15,170,412
$229,446,162

Net Assets:
Class A	$163,787,796
Class B	$4,843,973
Class C	$51,681,154
Class R	$2,938,014
Class Y	$5,715,994
Class R5	$479,231

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	14,522,056
Class B	429,032
Class C	4,577,113
Class R	260,325
Class Y	506,811
Class R5	42,475
Class A:
Net asset value per share	$11.28
Maximum offering price per share
(Net asset value of $11.28 ÷ 94.50%)	$11.94
Class B:
Net asset value and offering price per share	$11.29
Class C:
Net asset value and offering price per share	$11.29
Class R:
Net asset value and offering price per share	$11.29
Class Y:
Net asset value and offering price per share	$11.28
Class R5:
Net asset value and offering price per share	$11.28

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Income Allocation Fund

Statement of Operations

For the six months ended June 30, 2014

(Unaudited)

Investment income:
Dividends from affiliated underlying funds	$3,721,441
Other Income	308
Total investment income	3,721,749

Expenses:
Administrative services fees	24,794
Custodian fees	4,169
Distribution fees:
Class A	179,837
Class B	25,404
Class C	216,569
Class R	6,435
Transfer agent fees — A, B, C, R and Y	147,085
Transfer agent fees — R5	170
Trustees’ and officers’ fees and benefits	13,813
Registration and filing fees	48,543
Other	41,641
Total expenses	708,460
Less: Expenses reimbursed and expense offset arrangement(s)	(280,445)
Net expenses	428,015
Net investment income	3,293,734

Realized and unrealized gain (loss) from investments in affiliated underlying fund shares
Net realized gain (loss) on sales of affiliated underlying fund shares	(28,440)
Change in net unrealized appreciation of affiliated underlying fund shares	10,694,778
Net gain from affiliated underlying funds	10,666,338
Net increase in net assets resulting from operations	$13,960,072

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Income Allocation Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2014 and the year ended December 31, 2013

(Unaudited)

	June 30, 2014	December 31, 2013
Operations:
Net investment income	$3,293,734	$4,842,513
Net realized gain (loss)	(28,440)	6,340,868
Change in net unrealized appreciation (depreciation)	10,694,778	(2,351,736)
Net increase in net assets resulting from operations	13,960,072	8,831,645

Distributions to shareholders from net investment income:
Class A	(2,280,358)	(3,779,824)
Class B	(61,608)	(146,546)
Class C	(523,309)	(860,731)
Class R	(37,888)	(60,300)
Class Y	(78,762)	(105,900)
Class R5	(5,617)	(10,486)
Total distributions from net investment income	(2,987,542)	(4,963,787)

Share transactions–net:
Class A	24,404,775	43,083,981
Class B	(588,581)	(990,257)
Class C	10,897,591	13,871,403
Class R	748,783	91,709
Class Y	2,765,656	354,922
Class R5	176,863	49,908
Net increase in net assets resulting from share transactions	38,405,087	56,461,666
Net increase in net assets	49,377,617	60,329,524

Net assets:
Beginning of period	180,068,545	119,739,021
End of period (includes undistributed net investment income of $1,325,728 and $1,019,536, respectively)	$229,446,162	$180,068,545

Notes to Financial Statements

June 30, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Income Allocation Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of fifteen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is current income and, secondarily, growth of capital.

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange traded funds advised by Invesco PowerShares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco. Invesco and PowerShares Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publically available.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Class R5. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Class R5 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

8                         Invesco Income Allocation Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

9                         Invesco Income Allocation Fund

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Distributions — Distributions from income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.	Expenses — Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further in Note 10.

Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to Invesco indirectly as a shareholder of the underlying funds.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least April 30, 2015, to reimburse expenses to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Class R5 shares to 0.25%, 1.00%, 1.00%, 0.50%, 0.00% and 0.00% of average daily net assets, respectively. In determining Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The total annual fund operating expenses used in determining whether the Fund meets or exceeds the expense limitations described above do not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are not operating expenses of a Fund directly, but are fees and expenses, including management fees of the investment companies in which a Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2015. The fee waiver agreement cannot be terminated during its term. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

For the six months ended June 30, 2014, the Adviser reimbursed Fund level expenses of $133,191 and reimbursed class level expenses of $105,887, $3,739, $31,878, $1,894, $3,374 and $170 of Class A, Class B, Class C, Class R, Class Y and Class R5 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

10                         Invesco Income Allocation Fund

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Class R5 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2014, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2014, IDI advised the Fund that IDI retained $86,495 in front-end sales commissions from the sale of Class A shares and $1,298, $1,358 and $738 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

The underlying Invesco funds pay no distribution fees for Class R6, and the Fund pays no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2014, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2014, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $312.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

11                         Invesco Income Allocation Fund

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2013, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
December 31, 2017	$308,747	$—	$308,747
December 31, 2018	454,222	—	454,222
Total capital loss carryforward	$762,969	$—	$762,969

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2014 was $39,184,799 and $1,565,167, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$8,895,150
Aggregate unrealized (depreciation) of investment securities	(96,700)
Net unrealized appreciation of investment securities	$8,798,450

Cost of investments for tax purposes is $219,108,560.

12                         Invesco Income Allocation Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended June 30, 2014(a)		Year ended December 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	3,088,645	$33,930,455	6,302,752	$66,696,433
Class B	41,704	454,134	96,462	1,022,570
Class C	1,610,702	17,715,372	2,192,131	23,321,703
Class R	120,959	1,320,796	70,996	755,320
Class Y	378,077	4,121,306	270,780	2,885,674
Class R5	18,678	205,741	10,426	111,104

Issued as reinvestment of dividends:
Class A	176,664	1,937,712	303,609	3,195,604
Class B	4,865	53,356	11,935	125,791
Class C	40,797	448,004	69,283	729,683
Class R	3,452	37,888	5,719	60,294
Class Y	4,013	44,057	7,712	81,094
Class R5	485	5,345	949	9,985

Automatic conversion of Class B shares to Class A shares:
Class A	47,556	521,931	77,760	825,697
Class B	(47,509)	(521,931)	(77,720)	(825,697)

Reacquired:
Class A	(1,095,203)	(11,985,323)	(2,620,452)	(27,633,753)
Class B	(52,150)	(574,140)	(124,210)	(1,312,921)
Class C	(663,949)	(7,265,785)	(964,030)	(10,179,983)
Class R	(55,412)	(609,901)	(68,273)	(723,905)
Class Y	(127,704)	(1,399,707)	(247,856)	(2,611,846)
Class R5	(3,189)	(34,223)	(6,717)	(71,181)
Net increase in share activity	3,491,481	$38,405,087	5,311,256	$56,461,666

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 53% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13                         Invesco Income Allocation Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/14	$10.69	$0.19	$0.57	$0.76	$(0.17)	$11.28	7.19%	$163,788	0.25	%(e)	0.53	%(e)	3.48	%(e)	1%
Year ended 12/31/13	10.38	0.36	0.31	0.67	(0.36)	10.69	6.53	131,485	0.25		0.56		3.39		24
Year ended 12/31/12	9.62	0.40	0.72	1.12	(0.36)	10.38	11.83	85,518	0.26		0.63		3.96		20
Year ended 12/31/11	9.64	0.39	(0.05)	0.34	(0.36)	9.62	3.54	63,727	0.28		0.65		4.00		11
Year ended 12/31/10	9.13	0.40	0.50	0.90	(0.39)	9.64	10.02	55,556	0.28		0.67		4.22		16
Year ended 12/31/09	7.94	0.41	1.19	1.60	(0.41)	9.13	20.80	49,394	0.28		0.74		4.94		20
Class B
Six months ended 06/30/14	10.70	0.15	0.57	0.72	(0.13)	11.29	6.78	4,844	1.00	(e)	1.28	(e)	2.73	(e)	1
Year ended 12/31/13	10.39	0.28	0.31	0.59	(0.28)	10.70	5.73	5,157	1.00		1.31		2.64		24
Year ended 12/31/12	9.63	0.32	0.72	1.04	(0.28)	10.39	10.98	5,980	1.01		1.38		3.21		20
Year ended 12/31/11	9.65	0.31	(0.05)	0.26	(0.28)	9.63	2.77	6,592	1.03		1.40		3.25		11
Year ended 12/31/10	9.13	0.33	0.51	0.84	(0.32)	9.65	9.31	6,811	1.03		1.42		3.47		16
Year ended 12/31/09	7.95	0.35	1.18	1.53	(0.35)	9.13	19.74	6,573	1.03		1.49		4.19		20
Class C
Six months ended 06/30/14	10.70	0.15	0.57	0.72	(0.13)	11.29	6.78	51,681	1.00	(e)	1.28	(e)	2.73	(e)	1
Year ended 12/31/13	10.39	0.28	0.31	0.59	(0.28)	10.70	5.73	38,400	1.00		1.31		2.64		24
Year ended 12/31/12	9.63	0.32	0.72	1.04	(0.28)	10.39	10.98	23,814	1.01		1.38		3.21		20
Year ended 12/31/11	9.65	0.31	(0.05)	0.26	(0.28)	9.63	2.77	20,669	1.03		1.40		3.25		11
Year ended 12/31/10	9.14	0.33	0.50	0.83	(0.32)	9.65	9.18	19,802	1.03		1.42		3.47		16
Year ended 12/31/09	7.95	0.35	1.19	1.54	(0.35)	9.14	19.87	20,859	1.03		1.49		4.19		20
Class R
Six months ended 06/30/14	10.69	0.18	0.58	0.76	(0.16)	11.29	7.15	2,938	0.50	(e)	0.78	(e)	3.23	(e)	1
Year ended 12/31/13	10.38	0.33	0.31	0.64	(0.33)	10.69	6.27	2,046	0.50		0.81		3.14		24
Year ended 12/31/12	9.62	0.38	0.72	1.10	(0.34)	10.38	11.55	1,899	0.51		0.88		3.71		20
Year ended 12/31/11	9.65	0.36	(0.06)	0.30	(0.33)	9.62	3.18	1,173	0.53		0.90		3.75		11
Year ended 12/31/10	9.13	0.37	0.51	0.88	(0.36)	9.65	9.86	1,078	0.53		0.92		3.97		16
Year ended 12/31/09	7.95	0.39	1.18	1.57	(0.39)	9.13	20.34	721	0.53		0.99		4.69		20
Class Y
Six months ended 06/30/14	10.69	0.20	0.58	0.78	(0.19)	11.28	7.32	5,716	0.00	(e)	0.28	(e)	3.73	(e)	1
Year ended 12/31/13	10.38	0.38	0.31	0.69	(0.38)	10.69	6.80	2,697	0.00		0.31		3.64		24
Year ended 12/31/12	9.62	0.43	0.72	1.15	(0.39)	10.38	12.12	2,302	0.01		0.38		4.21		20
Year ended 12/31/11	9.65	0.41	(0.06)	0.35	(0.38)	9.62	3.70	1,502	0.03		0.40		4.25		11
Year ended 12/31/10	9.13	0.42	0.51	0.93	(0.41)	9.65	10.42	757	0.03		0.42		4.47		16
Year ended 12/31/09	7.94	0.44	1.18	1.62	(0.43)	9.13	21.10	459	0.03		0.49		5.19		20
Class R5
Six months ended 06/30/14	10.69	0.20	0.57	0.77	(0.18)	11.28	7.32	479	0.00	(e)	0.23	(e)	3.73	(e)	1
Year ended 12/31/13	10.38	0.38	0.31	0.69	(0.38)	10.69	6.80	283	0.00		0.27		3.64		24
Year ended 12/31/12	9.62	0.43	0.72	1.15	(0.39)	10.38	12.12	227	0.01		0.30		4.21		20
Year ended 12/31/11	9.64	0.41	(0.05)	0.36	(0.38)	9.62	3.81	27	0.03		0.34		4.25		11
Year ended 12/31/10	9.13	0.42	0.50	0.92	(0.41)	9.64	10.30	11	0.03		0.33		4.47		16
Year ended 12/31/09	7.94	0.43	1.19	1.62	(0.43)	9.13	21.10	10	0.04		0.39		5.18		20

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.62%, 0.60%, 0.65%, 0.65%, 0.60% and 0.62% for the six months ended June 30, 2014, for the years ended December 31, 2013, December 31, 2012, December 31, 2011, December 31, 2010 and December 31, 2009, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $145,062, $5,123, $43,673, $2,595, $4,622 and $342 for Class A, Class B, Class C, Class R, Class Y and Class R5 shares, respectively.

14                         Invesco Income Allocation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014, through June 30, 2014.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which your Fund invests. The amount of fees and expenses incurred indirectly by your Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly are included in your Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

Class	Beginning Account Value (01/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/14)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/14)	Expenses Paid During Period[2]
A	$1,000.00	$1,071.90	$1.28	$1,023.55	$1.25	0.25%
B	1,000.00	1,067.80	5.13	1,019.84	5.01	1.00
C	1,000.00	1,067.80	5.13	1,019.84	5.01	1.00
R	1,000.00	1,071.50	2.57	1,022.32	2.51	0.50
Y	1,000.00	1,073.20	0.00	1,024.79	0.00	0.00
R5	1,000.00	1,073.20	0.00	1,024.79	0.00	0.00

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2014 through June 30, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

15                         Invesco Income Allocation Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Income Allocation Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses, and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Mixed-Asset Target Allocation Conservative Funds Index. The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one year period and the second quintile for the

16                         Invesco Income Allocation Fund

three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and its affiliates manage two other mutual funds using an investment process substantially similar to the investment process used for the Fund. The Board noted that one of the mutual funds is also a fund of funds and Invesco Advisers does not charge advisory fees and the other fund an actively managed fund for which Invesco advisers charges an advisory fee. Invesco Advisors and the Affiliated Sub-Advisers do not manage other client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds. The Board noted that Invesco Advisers and its subsidiaries did not make a profit from managing the Fund because the Fund is a fund of funds and no advisory fee is charged to the Fund, although the Fund does incur its share of underlying fund fees and other allocable costs. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transaction through “soft dollar” arrangements to any significant degree.

17                         Invesco Income Allocation Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526	INCAL-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	June 30, 2014
Invesco International Allocation Fund
Nasdaq: A: AINAX ¡ B: INABX ¡ C: INACX ¡ R: RINAX ¡ Y: AINYX ¡ R5: INAIX

2	Fund Performance

3	Letters to Shareholders

4	Schedule of Investments

5	Financial Statements

7	Notes to Financial Statements

12	Financial Highlights

13	Fund Expenses

14	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE   |   NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/13 to 6/30/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	6.41%
Class B Shares	6.06
Class C Shares	5.97
Class R Shares	6.23
Class Y Shares	6.53
Class R5 Shares	6.59
MSCI All Country World ex-US Index▼ (Broad Market/Style-Specific Index)	5.56
Lipper International Multi-Cap Core Funds Index■ (Peer Group Index)	4.95

Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The MSCI All Country World ex-US Index is an index considered representative of developed and emerging market stock markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Lipper International Multi-Cap Core Funds Index is an unmanaged index considered representative of international multi-cap core funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B,

Class C, Class R, Class Y and Class R5 shares was 1.52%, 2.27%, 2.27%, 1.77%, 1.27% and 1.06%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Average Annual Total Returns

As of 6/30/14, including maximum applicable sales charges

Class A Shares
Inception (10/31/05)	5.09%
5 Years	10.28
1 Year	13.96

Class B Shares
Inception (10/31/05)	5.04%
5 Years	10.42
1 Year	14.72

Class C Shares
Inception (10/31/05)	4.98%
5 Years	10.67
1 Year	18.62

Class R Shares
Inception (10/31/05)	5.52%
5 Years	11.25
1 Year	20.25

Class Y Shares
Inception	5.95%
5 Years	11.79
1 Year	20.86

Class R5 Shares
Inception (10/31/05)	6.09%
5 Years	11.90
1 Year	21.13

    Had the adviser not waived fees and/or reimbursed expenses in the past on the Fund’s Class A, Class B, Class C, Class R and Class Y shares, performance would have been lower.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.88% for Invesco International Allocation Fund.

2 Invesco International Allocation Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

While the members of the Invesco Funds Board, which I chair, can’t dictate the performance of the Invesco funds, be assured that your Board works diligently throughout the year to focus on how your investments are managed. Our job is to represent you and your interests on a variety of fund management-related matters. We carefully monitor how the portfolio management teams of the Invesco funds are performing in light of ever-changing and often unpredictable economic and market conditions, and we ensure that each fund’s management team adheres to the investment strategies and investment process explained in the fund’s prospectus.

    Perhaps our most significant responsibility is conducting the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review, which is required by the Investment Company Act of 1940, focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information from Invesco that allows us to evaluate the quality of its services and the reasonableness of its fees. We also use information from a variety of independent sources, including materials provided by the independent senior officer of the Invesco funds, who reports directly to the independent trustees on the Board. Additionally, we meet with legal counsel and review performance and fee data prepared for us by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.

    After a careful review, the members of the Invesco Funds Board approved the continuation of advisory and sub-advisory contracts with Invesco Advisers and its affiliates.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

    Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

    Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

3                         Invesco International Allocation Fund

Schedule of Investments

June 30, 2014

(Unaudited)

Invesco International Allocation Fund

Schedule of Investments in Affiliated Issuers–100.03%(a)

	% of Net Assets 06/30/14	Value 12/31/13	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 06/30/14	Value 06/30/14
Foreign Equity Funds–99.67%
Invesco Developing Markets Fund	4.25%	$8,006,446	$187,016	$(437,743)	$642,155	$(19,382)	$—	239,454	$8,378,492
Invesco Emerging Market Equity Fund	4.40%	8,472,093	187,016	(437,743)	469,246	(24,990)	—	1,113,833	8,665,622
Invesco International Core Equity Fund	30.54%	58,302,709	1,288,336	(3,015,560)	4,542,601	(941,147)	—	5,014,745	60,176,939
Invesco International Growth Fund	22.89%	43,700,203	935,082	(2,188,714)	2,692,382	(48,085)	—	1,238,080	45,090,868
Invesco International Small Company Fund	10.05%	18,919,003	415,593	(972,761)	1,466,106	(20,163)	—	864,591	19,807,778
PowerShares International Dividend Achievers Portfolio–ETF	27.54%	53,188,502	421,902	(1,825,394)	2,417,250	61,225	1,160,726	2,807,216	54,263,485
Total Foreign Equity Funds		190,588,956	3,434,945	(8,877,915)	12,229,740	(992,542)	1,160,726		196,383,184

Money Market Funds–0.36%
Liquid Assets Portfolio–Institutional Class	0.18%	411,867	4,179,489	(4,229,647)	—	—	58	361,709	361,709
Premier Portfolio–Institutional Class	0.18%	411,867	4,179,489	(4,229,646)	—	—	19	361,710	361,710
Total Money Market Funds		823,734	8,358,978	(8,459,293)	—	—	77		723,419
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $167,707,918)	100.03%	$191,412,690	$11,793,923	$(17,337,208)	$12,229,740	$(992,542)	$1,160,803		$197,106,603
OTHER ASSETS LESS LIABILITIES	(0.03)%								(75,090)
NET ASSETS	100.00%								$197,031,513

Investment Abbreviations:

ETF – Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Class R6 shares of the mutual funds listed and the Fund shares of the exchange-traded fund.

Portfolio Composition

Asset Class	Target Allocation	% of Total Net Assets as of 6/30/14
International/Global Growth	32.50%	32.94%
International/Global Blend	31.00	30.54
International/Global Value	27.50	27.54
Emerging Markets	9.00	8.65
Cash Equivalents Plus Other Assets Less Liabilities	0.00	0.33

Based on the composition of the underlying funds.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco International Allocation Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Assets:
Investments in affiliated underlying funds, at value (Cost $167,707,918)	$197,106,603
Receivable for:
Investments sold — affiliated underlying funds	79,778
Fund shares sold	191,965
Dividends from affiliated underlying funds	14
Investment for trustee deferred compensation and retirement plans	55,464
Other assets	30,846
Total assets	197,464,670

Liabilities:
Payable for:
Fund shares reacquired	176,066
Accrued fees to affiliates	158,904
Accrued trustees’ and officers’ fees and benefits	382
Accrued other operating expenses	35,619
Trustee deferred compensation and retirement plans	62,186
Total liabilities	433,157
Net assets applicable to shares outstanding	$197,031,513

Net assets consist of:
Shares of beneficial interest	$266,049,267
Undistributed net investment income	367,780
Undistributed net realized gain (loss)	(98,784,219)
Net unrealized appreciation	29,398,685
$197,031,513

Net Assets:
Class A	$143,749,859
Class B	$7,383,216
Class C	$31,508,848
Class R	$6,896,035
Class Y	$6,858,803
Class R5	$634,752

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	12,207,125
Class B	629,553
Class C	2,687,509
Class R	586,309
Class Y	583,617
Class R5	53,771
Class A:
Net asset value per share	$11.78
Maximum offering price per share
(Net asset value of $11.78 ÷ 94.50%)	$12.47
Class B:
Net asset value and offering price per share	$11.73
Class C:
Net asset value and offering price per share	$11.72
Class R:
Net asset value and offering price per share	$11.76
Class Y:
Net asset value and offering price per share	$11.75
Class R5:
Net asset value and offering price per share	$11.80

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco International Allocation Fund

Statement of Operations

For the six months ended June 30, 2014

(Unaudited)

Investment income:
Dividends from affiliated underlying funds	$1,160,803
Other Income	197
Total investment income	1,161,000

Expenses:
Administrative services fees	24,795
Custodian fees	3,940
Distribution fees:
Class A	168,486
Class B	40,333
Class C	148,286
Class R	16,224
Transfer agent fees — A, B, C, R and Y	238,468
Transfer agent fees — R5	132
Trustees’ and officers’ fees and benefits	13,774
Registration and filing fees	38,173
Other	45,440
Total expenses	738,051
Less: Expense offset arrangement(s)	(630)
Net expenses	737,421
Net investment income	423,579

Realized and unrealized gain (loss) from:
Net realized gain (loss) on sales of affiliated underlying fund shares	(992,542)
Change in net unrealized appreciation of affiliated underlying fund shares	12,229,740
Net gain from affiliated underlying funds	11,237,198
Net increase in net assets resulting from operations	$11,660,777

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco International Allocation Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2014 and the year ended December 31, 2013

(Unaudited)

	June 30, 2014	December 31, 2013
Operations:
Net investment income	$423,579	$2,179,906
Net realized gain (loss)	(992,542)	(2,279,062)
Change in net unrealized appreciation	12,229,740	21,998,312
Net increase in net assets resulting from operations	11,660,777	21,899,156

Distributions to shareholders from net investment income:
Class A	—	(1,919,174)
Class B	—	(64,632)
Class C	—	(214,028)
Class R	—	(75,910)
Class Y	—	(132,984)
Class R5	—	(21,908)
Total distributions from net investment income	—	(2,428,636)

Share transactions–net:
Class A	(938,930)	(3,401,253)
Class B	(2,029,351)	(2,661,470)
Class C	(495,655)	(728,178)
Class R	76,512	213,760
Class Y	(1,483,166)	425,840
Class R5	(587,311)	849,993
Net increase (decrease) in net assets resulting from share transactions	(5,457,901)	(5,301,308)
Net increase in net assets	6,202,876	14,169,212

Net assets:
Beginning of period	190,828,637	176,659,425
End of period (includes undistributed net investment income of $367,780 and $(55,799), respectively)	$197,031,513	$190,828,637

Notes to Financial Statements

June 30, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco International Allocation Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of fifteen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund is a “fund of funds,” in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (“Invesco”) or exchange traded funds advised by Invesco Powershares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco. Invesco and PowerShares Capital are affiliates of each other as they are indirect wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are available upon request.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Class R5. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Class R5 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

7                         Invesco International Allocation Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

8                         Invesco International Allocation Fund

D.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.	Expenses — Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further in Note 10.

Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to Invesco indirectly as a shareholder of the underlying funds.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2015, to reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Class R5 shares to 2.25%, 3.00%, 3.00%, 2.50%, 2.00% and 2.00%, respectively, of average daily net assets. In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The total annual fund operating expenses used in determining whether the Fund meets or exceeds the expense limitations described above do not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are not operating expenses of a Fund directly, but are fees and expenses, including management fees of the investment companies in which a Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Class R5 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as

9                         Invesco International Allocation Fund

a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2014, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2014, IDI advised the Fund that IDI retained $20,946 in front-end sales commissions from the sale of Class A shares and $222, $1,430 and $506 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

The underlying funds pay no distribution fees for Class R6 shares and the Fund pays no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2014, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2014, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $630.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their

10                         Invesco International Allocation Fund

character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2013, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
December 31, 2016	$27,122,541	$—	$27,122,541
December 31, 2017	23,283,288	—	23,283,288
December 31, 2018	9,317,140	—	9,317,140
Not subject to expiration	142,373	13,065,046	13,207,419
	$59,865,342	$13,065,046	$72,930,388

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2014 was $3,434,945 and $8,877,915, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$5,005,827
Aggregate unrealized (depreciation) of investment securities	(468,430)
Net unrealized appreciation of investment securities	$4,537,397

Cost of investments for tax purposes is $192,569,206.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended June 30, 2014(a)		Year ended December 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	1,054,245	$11,748,844	2,386,055	$24,928,583
Class B	9,362	104,708	47,633	493,815
Class C	246,712	2,744,185	483,201	5,072,727
Class R	89,265	997,613	206,214	2,125,929
Class Y	42,640	476,899	235,753	2,439,778
Class R5	3,422	38,309	81,932	872,718

Issued as reinvestment of dividends:
Class A	—	—	163,169	1,752,423
Class B	—	—	5,622	60,328
Class C	—	—	18,500	198,509
Class R	—	—	7,056	75,786
Class Y	—	—	8,016	85,776
Class R5	—	—	1,946	20,902

Automatic conversion of Class B shares to Class A shares:
Class A	121,971	1,369,754	94,120	983,537
Class B	(122,305)	(1,369,754)	(94,452)	(983,537)

Reacquired:
Class A	(1,263,940)	(14,057,528)	(2,976,760)	(31,065,796)
Class B	(68,842)	(764,305)	(214,440)	(2,232,076)
Class C	(293,796)	(3,239,840)	(577,384)	(5,999,414)
Class R	(82,383)	(921,101)	(192,318)	(1,987,955)
Class Y	(180,611)	(1,960,065)	(201,475)	(2,099,714)
Class R5	(56,977)	(625,620)	(4,094)	(43,627)
Net increase (decrease) in share activity	(501,237)	$(5,457,901)	(521,706)	$(5,301,308)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 37% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

11                         Invesco International Allocation Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period(b)	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(e)
Class A
Six months ended 06/30/14	$11.07	$0.03	$0.68	$0.71	$—	$11.78	6.41%	$143,750	0.64	%(f)	0.64	%(f)	0.61	%(f)	2%
Year ended 12/31/13	9.94	0.14	1.15	1.29	(0.16)	11.07	13.02	136,055	0.64		0.64		1.36		8
Year ended 12/31/12	9.07	0.14	1.09	1.23	(0.36)	9.94	13.62	125,566	0.60		0.68		1.42		6
Year ended 12/31/11	10.10	0.20	(1.07)	(0.87)	(0.16)	9.07	(8.57)	123,677	0.43		0.66		1.97		11
Year ended 12/31/10	9.20	0.14	0.96	1.10	(0.20)	10.10	12.04	140,375	0.43		0.64		1.50		6
Year ended 12/31/09	6.79	0.17	2.45	2.62	(0.21)	9.20	38.68	148,986	0.44		0.76		2.22		11
Class B
Six months ended 06/30/14	11.06	(0.01)	0.68	0.67	—	11.73	6.06	7,383	1.39	(f)	1.39	(f)	(0.14	)(f)	2
Year ended 12/31/13	9.94	0.06	1.14	1.20	(0.08)	11.06	12.09	8,974	1.39		1.39		0.61		8
Year ended 12/31/12	8.98	0.06	1.08	1.14	(0.18)	9.94	12.78	10,606	1.35		1.43		0.67		6
Year ended 12/31/11	9.97	0.12	(1.04)	(0.92)	(0.07)	8.98	(9.21)	12,392	1.18		1.41		1.22		11
Year ended 12/31/10	9.09	0.07	0.94	1.01	(0.13)	9.97	11.18	17,336	1.18		1.39		0.75		6
Year ended 12/31/09	6.68	0.11	2.40	2.51	(0.10)	9.09	37.68	19,284	1.19		1.51		1.47		11
Class C
Six months ended 06/30/14	11.06	(0.01)	0.67	0.66	—	11.72	5.97	31,509	1.39	(f)	1.39	(f)	(0.14	)(f)	2
Year ended 12/31/13	9.94	0.06	1.14	1.20	(0.08)	11.06	12.09	30,241	1.39		1.39		0.61		8
Year ended 12/31/12	8.98	0.06	1.08	1.14	(0.18)	9.94	12.78	27,929	1.35		1.43		0.67		6
Year ended 12/31/11	9.97	0.12	(1.04)	(0.92)	(0.07)	8.98	(9.21)	29,727	1.18		1.41		1.22		11
Year ended 12/31/10	9.09	0.07	0.94	1.01	(0.13)	9.97	11.18	40,020	1.18		1.39		0.75		6
Year ended 12/31/09	6.68	0.11	2.40	2.51	(0.10)	9.09	37.68	42,315	1.19		1.51		1.47		11
Class R
Six months ended 06/30/14	11.07	0.02	0.67	0.69	—	11.76	6.23	6,896	0.89	(f)	0.89	(f)	0.36	(f)	2
Year ended 12/31/13	9.94	0.12	1.14	1.26	(0.13)	11.07	12.74	6,412	0.89		0.89		1.11		8
Year ended 12/31/12	9.04	0.11	1.09	1.20	(0.30)	9.94	13.35	5,554	0.85		0.93		1.17		6
Year ended 12/31/11	10.06	0.17	(1.06)	(0.89)	(0.13)	9.04	(8.81)	4,929	0.68		0.91		1.72		11
Year ended 12/31/10	9.16	0.12	0.96	1.08	(0.18)	10.06	11.84	5,679	0.68		0.89		1.25		6
Year ended 12/31/09	6.75	0.15	2.43	2.58	(0.17)	9.16	38.38	4,625	0.69		1.01		1.97		11
Class Y
Six months ended 06/30/14	11.03	0.05	0.67	0.72	—	11.75	6.53	6,859	0.39	(f)	0.39	(f)	0.86	(f)	2
Year ended 12/31/13	9.91	0.17	1.13	1.30	(0.18)	11.03	13.23	7,959	0.39		0.39		1.61		8
Year ended 12/31/12	9.07	0.16	1.09	1.25	(0.41)	9.91	13.90	6,732	0.35		0.43		1.67		6
Year ended 12/31/11	10.10	0.22	(1.06)	(0.84)	(0.19)	9.07	(8.30)	4,396	0.18		0.41		2.22		11
Year ended 12/31/10	9.20	0.16	0.97	1.13	(0.23)	10.10	12.29	4,965	0.18		0.39		1.75		6
Year ended 12/31/09	6.80	0.21	2.44	2.65	(0.25)	9.20	38.99	4,033	0.19		0.51		2.47		11
Class R5
Six months ended 06/30/14	11.07	0.06	0.67	0.73	—	11.80	6.59	635	0.17	(f)	0.17	(f)	1.08	(f)	2
Year ended 12/31/13	9.94	0.19	1.15	1.34	(0.21)	11.07	13.52	1,188	0.18		0.18		1.82		8
Year ended 12/31/12	9.10	0.17	1.11	1.28	(0.44)	9.94	14.09	274	0.21		0.22		1.81		6
Year ended 12/31/11	10.16	0.22	(1.09)	(0.87)	(0.19)	9.10	(8.52)	177	0.18		0.22		2.22		11
Year ended 12/31/10	9.23	0.17	0.99	1.16	(0.23)	10.16	12.59	89	0.16		0.16		1.77		6
Year ended 12/31/09	6.83	0.19	2.46	2.65	(0.25)	9.23	38.90	66	0.18		0.23		2.48		11

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share for fiscal years ended December 31, 2011 and prior.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.88%, 0.88%, 0.88%, 0.88%, 0.88% and 0.90% for the six months ended June 30, 2013 and the years ended December 31, 2013, December 31, 2012, December 31, 2011, December 31, 2010 and December 31, 2009, respectively.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $135,906, $8,133, $29,903, $6,543, $6,762 and $673, for Class A, Class B, Class C, Class R, Class Y and Class R5 shares, respectively.

12                         Invesco International Allocation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014, through June 30, 2014.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which your Fund invests. The amount of fees and expenses incurred indirectly by your Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly are included in your Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

Class	Beginning Account Value (01/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/14)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/14)	Expenses Paid During Period[2]
A	$1,000.00	$1,064.10	$3.28	$1,021.62	$3.21	0.64%
B	1,000.00	1,060.60	7.10	1,017.90	6.95	1.39
C	1,000.00	1,059.70	7.10	1,017.90	6.95	1.39
R	1,000.00	1,062.30	4.55	1,020.38	4.46	0.89
Y	1,000.00	1,065.30	2.00	1,022.86	1.96	0.39
R5	1,000.00	1,065.90	0.87	1,023.95	0.85	0.17

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2014 through June 30, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

13                         Invesco International Allocation Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco International Allocation Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses, and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper International Multi-Cap Core Funds Index. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one year period, the fourth quintile for the three year period and

14                         Invesco International Allocation Fund

the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other funds or client using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds. The Board noted that Invesco Advisers and its subsidiaries did not make a profit from managing the Fund because the Fund is a fund of funds and no advisory fee is charged to the Fund, although the Fund does incur its share of underlying fund fees and other allocable costs. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transaction through “soft dollar” arrangements to any significant degree.

15                         Invesco International Allocation Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526                             INTAL-SAR-1             Invesco Distributors, Inc.

Semiannual Report to Shareholders	June 30, 2014

Invesco Mid Cap Core Equity Fund

Nasdaq:

A: GTAGX  ■  B: GTABX  ■  C: GTACX  ■  R:  GTARX  ■  Y: GTAYX   ■  R5: GTAVX

■  R6: GTAFX

2	Fund Performance

3	Letters to Shareholders

4	Schedule of Investments

7	Financial Statements

9	Notes to Financial Statements

15	Financial Highlights

16	Fund Expenses

17	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/13 to 6/30/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	7.74%
Class B Shares	7.34
Class C Shares	7.36
Class R Shares	7.63
Class Y Shares	7.86
Class R5 Shares	7.93
Class R6 Shares	8.00
S&P 500 Index▼ (Broad Market Index)	7.14
Russell Midcap Index▼ (Style-Specific Index)	8.67
Lipper Mid-Cap Core Funds Index■ (Peer Group Index)	7.05

Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell Midcap® Index is an unmanaged index considered representative of mid-cap stocks. The Russell Midcap Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper Mid-Cap Core Funds Index is an unmanaged index considered representative of mid-cap core funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.19%, 1.94%, 1.94%, 1.44%, 0.94%, 0.83% and 0.74%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.22%, 1.97%, 1.97%, 1.47%, 0.97%, 0.86% and 0.77%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and

Average Annual Total Returns

As of 6/30/14, including maximum applicable sales charges

Class A Shares
Inception (6/9/87)	10.95%
10 Years	7.15
5 Years	13.03
1 Year	16.23

Class B Shares
Inception (4/1/93)	10.53%
10 Years	7.11
5 Years	13.22
1 Year	17.05

Class C Shares
Inception (5/3/99)	8.84%
10 Years	6.96
5 Years	13.47
1 Year	21.11

Class R Shares
Inception (6/3/02)	7.68%
10 Years	7.49
5 Years	14.05
1 Year	22.72

Class Y Shares
10 Years	7.91%
5 Years	14.61
1 Year	23.31

Class R5 Shares
Inception (3/15/02)	8.08%
10 Years	8.20
5 Years	14.75
1 Year	23.43

Class R6 Shares
10 Years	7.85%
5 Years	14.51
1 Year	23.58

Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2016. See current prospectus for more information.

2                         Invesco Mid Cap Core Equity Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

While the members of the Invesco Funds Board, which I chair, can’t dictate the performance of the Invesco funds, be assured that your Board works diligently throughout the year to focus on how your investments are managed. Our job is to represent you and your interests on a variety of fund management-related matters. We carefully monitor how the portfolio management teams of the Invesco funds are performing in light of ever-changing and often unpredictable economic and market conditions, and we ensure that each fund’s management team adheres to the investment strategies and investment process explained in the fund’s prospectus.

    Perhaps our most significant responsibility is conducting the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review, which is required by the Investment Company Act of 1940, focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information from Invesco that allows us to evaluate the quality of its services and the reasonableness of its fees. We also use information from a variety of independent sources, including materials provided by the independent senior officer of the Invesco funds, who reports directly to the independent trustees on the Board. Additionally, we meet with legal counsel and review performance and fee data prepared for us by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.

    After a careful review, the members of the Invesco Funds Board approved the continuation of advisory and sub-advisory contracts with Invesco Advisers and its affiliates.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

    Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

    Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

3                          Invesco Mid Cap Core Equity Fund

Schedule of Investments(a)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–89.58%
Air Freight & Logistics–0.87%
C.H. Robinson Worldwide, Inc.	357,239	$22,788,276

Apparel Retail–1.12%
Abercrombie & Fitch Co.–Class A	678,528	29,346,336

Apparel, Accessories & Luxury Goods–0.93%
Prada S.p.A. (Italy)	3,447,100	24,395,313

Asset Management & Custody Banks–1.89%
Northern Trust Corp.	774,218	49,712,538

Auto Parts & Equipment–1.81%
Dana Holding Corp.	1,949,067	47,596,216

Brewers–1.65%
Molson Coors Brewing Co.–Class B	585,239	43,401,324

Communications Equipment–2.67%
F5 Networks, Inc.(b)	404,962	45,128,965
Riverbed Technology, Inc.(b)	1,205,878	24,877,263
		70,006,228

Computer & Electronics Retail–0.98%
GameStop Corp.–Class A	633,533	25,639,081

Construction & Engineering–1.36%
Chicago Bridge & Iron Co. N.V.	522,706	35,648,549

Construction & Farm Machinery & Heavy Trucks–1.89%
Joy Global Inc.	388,283	23,910,467
Terex Corp.	626,388	25,744,547
		49,655,014

Construction Materials–1.52%
CRH PLC (Ireland)	1,550,415	39,923,674

Consumer Electronics–0.90%
Harman International Industries, Inc.	219,131	23,541,243

Data Processing & Outsourced Services–0.70%
Jack Henry & Associates, Inc.	309,898	18,417,238

Department Stores–0.84%
Macy’s, Inc.	381,861	22,155,575

Education Services–0.44%
Houghton Mifflin Harcourt Co.(b)	606,581	11,622,092

Electrical Components & Equipment–1.10%
Regal-Beloit Corp.	366,459	28,789,019

Electronic Components–1.65%
Amphenol Corp.–Class A	450,397	43,391,247

Environmental & Facilities Services–2.32%
Clean Harbors, Inc.(b)	415,783	26,714,058

	Shares	Value
Environmental & Facilities Services–(continued)
Republic Services, Inc.	901,504	$34,230,107
		60,944,165

Fertilizers & Agricultural Chemicals–1.15%
Mosaic Co. (The)	612,794	30,302,663

Footwear–0.92%
Wolverine World Wide, Inc.	930,377	24,245,625

Health Care Distributors–1.18%
Cardinal Health, Inc.	386,821	26,520,448
Patterson Cos. Inc.	113,750	4,494,262
		31,014,710

Health Care Equipment–1.08%
ResMed Inc.	558,232	28,263,286

Health Care Facilities–2.62%
Community Health Systems Inc.(b)	806,282	36,581,015
Tenet Healthcare Corp.(b)	685,714	32,187,415
		68,768,430

Homebuilding–0.90%
D.R. Horton, Inc.	956,929	23,521,315

Hotels, Resorts & Cruise Lines–0.90%
Norwegian Cruise Line Holdings Ltd.(b)	741,101	23,492,902

Industrial Machinery–4.91%
ITT Corp.	509,306	24,497,618
Kennametal Inc.	609,472	28,206,364
Stanley Black & Decker Inc.	445,417	39,116,521
Timken Co. (The)	544,508	36,939,423
		128,759,926

Insurance Brokers–1.81%
Marsh & McLennan Cos., Inc.	918,373	47,590,089

Internet Software & Services–0.55%
Equinix, Inc.(b)	68,746	14,442,847

Life & Health Insurance–2.05%
Torchmark Corp.	656,131	53,750,252

Life Sciences Tools & Services–2.13%
Agilent Technologies, Inc.	600,080	34,468,595
Waters Corp.(b)	204,799	21,389,208
		55,857,803

Marine–1.52%
Kirby Corp.(b)	339,774	39,801,126

Multi-Utilities–0.90%
CMS Energy Corp.	754,608	23,506,039

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Mid Cap Core Equity Fund

	Shares	Value
Oil & Gas Drilling–2.22%
Nabors Industries Ltd.	1,268,312	$37,250,323
Rowan Cos. PLC–Class A	656,728	20,969,325
		58,219,648

Oil & Gas Equipment & Services–5.17%
Cameron International Corp.(b)	647,373	43,833,626
Dresser-Rand Group, Inc.(b)	371,000	23,643,830
TETRA Technologies, Inc.(b)	2,219,497	26,145,674
Weatherford International PLC(b)	1,827,902	42,041,746
		135,664,876

Oil & Gas Exploration & Production–3.68%
Concho Resources Inc.(b)	321,853	46,507,759
Rosetta Resources, Inc.(b)	507,564	27,839,885
Vermilion Energy, Inc. (Canada)	319,388	22,225,454
		96,573,098

Packaged Foods & Meats–2.26%
Hain Celestial Group, Inc. (The)(b)	290,021	25,736,464
JM Smucker Co. (The)	315,876	33,662,905
		59,399,369

Paper Packaging–1.56%
Packaging Corp. of America	572,000	40,892,280

Pharmaceuticals–3.71%
Endo International PLC(b)	516,519	36,166,661
Perrigo Co. PLC	186,670	27,209,019
Shire PLC–ADR (Ireland)	144,094	33,932,696
		97,308,376

Property & Casualty Insurance–3.81%
Arch Capital Group Ltd.(b)	754,000	43,309,760
Progressive Corp. (The)	2,238,740	56,774,446
		100,084,206

Regional Banks–1.13%
First Republic Bank	537,915	29,579,946

Restaurants–1.08%
Brinker International, Inc.	585,065	28,463,412

Semiconductor Equipment–3.88%
KLA-Tencor Corp.	288,577	20,962,233

	Shares	Value
Semiconductor Equipment–(continued)
Lam Research Corp.	473,067	$31,969,868
Teradyne, Inc.	2,491,946	48,842,142
		101,774,243

Semiconductors–4.23%
Hittite Microwave Corp.	137,393	10,709,785
Linear Technology Corp.	1,266,715	59,624,275
Xilinx, Inc.	860,307	40,701,124
		111,035,184

Specialized Finance–1.82%
Moody’s Corp.	546,201	47,879,980

Specialty Chemicals–3.67%
Albemarle Corp.	394,573	28,211,970
International Flavors & Fragrances Inc.	330,162	34,429,293
Sigma-Aldrich Corp.	331,983	33,689,635
		96,330,898

Specialty Stores–1.07%
Dick’s Sporting Goods, Inc.	602,186	28,037,780

Steel–0.85%
Allegheny Technologies, Inc.	495,180	22,332,618

Technology Hardware, Storage & Peripherals–1.47%
NetApp, Inc.	1,056,562	38,585,644

Trading Companies & Distributors–0.71%
WESCO International, Inc.(b)	214,529	18,531,015
Total Common Stocks & Other Equity Interests (Cost $1,629,563,314)		2,350,982,714

Money Market Funds–6.50%
Liquid Assets Portfolio–Institutional Class(c)	85,322,399	85,322,399
Premier Portfolio–Institutional Class(c)	85,322,398	85,322,398
Total Money Market Funds (Cost $170,644,797)		170,644,797
TOTAL INVESTMENTS–96.08% (Cost $1,800,208,111)		2,521,627,511
OTHER ASSETS LESS LIABILITIES–3.92%		102,883,415
NET ASSETS–100.00%		$2,624,510,926

Investment Abbreviations:

ADR	– American Depositary Receipt

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Mid Cap Core Equity Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2014

Information Technology	15.1%
Consumer Discretionary	13.4
Industrials	13.2
Financials	12.5
Energy	11.1
Health Care	10.7
Materials	8.8
Consumer Staples	3.9
Utilities	0.9
Money Market Funds Plus Other Assets Less Liabilities	10.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Mid Cap Core Equity Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Assets:
Investments, at value (Cost $1,629,563,314)	$2,350,982,714
Investments in affiliated money market funds, at value and cost	170,644,797
Total investments, at value (Cost $1,800,208,111)	2,521,627,511
Foreign currencies, at value (Cost $105)	106
Receivable for:
Investments sold	111,247,400
Fund shares sold	4,504,445
Dividends	2,026,608
Investment for trustee deferred compensation and retirement plans	449,009
Other assets	78,421
Total assets	2,639,933,500

Liabilities:
Payable for:
Fund shares reacquired	12,952,519
Accrued fees to affiliates	1,819,405
Accrued trustees’ and officers’ fees and benefits	1,138
Accrued other operating expenses	114,243
Trustee deferred compensation and retirement plans	535,269
Total liabilities	15,422,574
Net assets applicable to shares outstanding	$2,624,510,926

Net assets consist of:
Shares of beneficial interest	$1,783,890,885
Undistributed net investment income	2,397,475
Undistributed net realized gain	116,802,891
Net unrealized appreciation	721,419,675
$2,624,510,926

Net Assets:
Class A	$1,365,835,508
Class B	$30,423,170
Class C	$203,269,412
Class R	$119,913,852
Class Y	$729,475,144
Class R5	$171,629,624
Class R6	$3,964,216

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	50,300,486
Class B	1,506,710
Class C	10,094,702
Class R	4,520,567
Class Y	26,584,272
Class R5	5,948,161
Class R6	137,181
Class A:
Net asset value per share	$27.15
Maximum offering price per share
(Net asset value of $27.15 ÷ 94.50%)	$28.73
Class B:
Net asset value and offering price per share	$20.19
Class C:
Net asset value and offering price per share	$20.14
Class R:
Net asset value and offering price per share	$26.53
Class Y:
Net asset value and offering price per share	$27.44
Class R5:
Net asset value and offering price per share	$28.85
Class R6:
Net asset value and offering price per share	$28.90

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Mid Cap Core Equity Fund

Statement of Operations

For the six months ended June 30, 2014

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $125,715)	$17,531,777
Dividends from affiliated money market funds	74,297
Total investment income	17,606,074

Expenses:
Advisory fees	8,686,188
Administrative services fees	255,546
Custodian fees	23,642
Distribution fees:
Class A	1,667,139
Class B	156,621
Class C	988,605
Class R	294,819
Transfer agent fees — A, B, C, R and Y	2,575,710
Transfer agent fees — R5	101,213
Transfer agent fees — R6	160
Trustees’ and officers’ fees and benefits	29,755
Other	214,305
Total expenses	14,993,703
Less: Fees waived and expense offset arrangement(s)	(295,075)
Net expenses	14,698,628
Net investment income	2,907,446

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	60,476,919
Foreign currencies	(12,156)
60,464,763
Change in net unrealized appreciation of:
Investment securities	129,790,445
Foreign currencies	274
129,790,719
Net realized and unrealized gain	190,255,482
Net increase in net assets resulting from operations	$193,162,928

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Mid Cap Core Equity Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2014 and the year ended December 31, 2013

(Unaudited)

	June 30, 2014	December 31, 2013
Operations:
Net investment income (loss)	$2,907,446	$(879,447)
Net realized gain	60,464,763	269,818,036
Change in net unrealized appreciation	129,790,719	383,299,597
Net increase in net assets resulting from operations	193,162,928	652,238,186

Distributions to shareholders from net realized gains:
Class A	—	(117,282,912)
Class B	—	(3,796,540)
Class C	—	(22,409,467)
Class R	—	(10,813,336)
Class Y	—	(54,269,126)
Class R5	—	(17,858,370)
Class R6	—	(698,489)
Total distributions from net realized gains	—	(227,128,240)

Share transactions–net:
Class A	(113,040,592)	(210,837,562)
Class B	(5,524,734)	(8,146,662)
Class C	(13,768,016)	(13,943,597)
Class R	(13,325,820)	(22,609,882)
Class Y	23,144,636	94,842,358
Class R5	(63,929,745)	(79,069,622)
Class R6	(571,904)	4,228,034
Net increase (decrease) in net assets resulting from share transactions	(187,016,175)	(235,536,933)
Net increase in net assets	6,146,753	189,573,013

Net assets:
Beginning of period	2,618,364,173	2,428,791,160
End of period (includes undistributed net investment income (loss) of $2,397,475 and $(509,971), respectively)	$2,624,510,926	$2,618,364,173

Notes to Financial Statements

June 30, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Mid Cap Core Equity Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of fifteen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

9                         Invesco Mid Cap Core Equity Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

10                         Invesco Mid Cap Core Equity Fund

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J.	Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

11                         Invesco Mid Cap Core Equity Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.725%
Next $500 million	0.70%
Next $500 million	0.675%
Over $1.5 billion	0.65%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2014, the Adviser waived advisory fees of $292,540.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2014, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2014, IDI advised the Fund that IDI retained $126,839 in front-end sales commissions from the sale of Class A shares and $469, $9,760 and $2,570 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended June 30, 2014, the Fund incurred $351 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

12                         Invesco Mid Cap Core Equity Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$2,481,703,837	$39,923,674	$—	$2,521,627,511

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2014, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,535.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2013.

13                         Invesco Mid Cap Core Equity Fund

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2014 was $326,993,269 and $264,262,930, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$727,959,686
Aggregate unrealized (depreciation) of investment securities	(8,111,127)
Net unrealized appreciation of investment securities	$719,848,559

Cost of investments for tax purposes is $1,801,778,952.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended June 30, 2014(a)		Year ended December 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	2,791,365	$71,564,804	7,267,039	$177,579,330
Class B	24,162	454,472	59,112	1,110,362
Class C	515,577	9,811,689	1,092,841	20,560,073
Class R	441,247	11,023,158	1,176,883	28,224,889
Class Y	3,677,610	95,373,570	8,447,839	208,775,864
Class R5	568,815	15,122,594	1,691,520	42,897,037
Class R6	7,521	206,680	323,138	8,533,446

Issued as reinvestment of dividends:
Class A	—	—	4,623,289	111,975,988
Class B	—	—	202,034	3,652,778
Class C	—	—	1,181,408	21,300,788
Class R	—	—	456,083	10,804,607
Class Y	—	—	2,140,785	52,320,789
Class R5	—	—	684,061	17,566,682
Class R6	—	—	27,131	697,525

Automatic conversion of Class B shares to Class A shares:
Class A	130,281	3,332,740	296,186	7,195,054
Class B	(174,862)	(3,332,740)	(384,767)	(7,195,054)

Reacquired:
Class A	(7,329,717)	(187,938,136)	(20,786,497)	(507,587,934)
Class B	(139,039)	(2,646,466)	(303,806)	(5,714,748)
Class C	(1,237,258)	(23,579,705)	(2,987,325)	(55,804,458)
Class R	(975,785)	(24,348,978)	(2,554,243)	(61,639,378)
Class Y	(2,785,534)	(72,228,934)	(6,736,243)	(166,254,295)
Class R5	(2,861,754)	(79,052,339)	(5,427,767)	(139,533,341)
Class R6	(28,869)	(778,584)	(192,157)	(5,002,937)
Net increase (decrease) in share activity	(7,376,240)	$(187,016,175)	(9,703,456)	$(235,536,933)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

14                         Invesco Mid Cap Core Equity Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 06/30/14	$25.20	$0.03		$1.92	$1.95	$—	$—	$—	$27.15	7.74%	$1,365,836	1.17	%(d)	1.19	%(d)	0.21	%(d)	12%
Year ended 12/31/13	21.37	(0.01)		6.15	6.14	—	(2.31)	(2.31)	25.20	29.19	1,378,888	1.16		1.19		(0.04)		33
Year ended 12/31/12	21.02	0.12	(e)	2.03	2.15	(0.12)	(1.68)	(1.80)	21.37	10.38	1,352,886	1.17		1.20		0.55	(e)	61
Year ended 12/31/11	23.17	(0.02)		(1.42)	(1.44)	—	(0.71)	(0.71)	21.02	(6.24)	1,554,838	1.16		1.19		(0.09)		57
Year ended 12/31/10	20.95	0.01		2.61	2.62	(0.01)	(0.39)	(0.40)	23.17	12.52	1,838,719	1.18		1.21		0.06		61
Year ended 12/31/09	16.11	0.05		4.81	4.86	(0.02)	—	(0.02)	20.95	30.16	1,515,079	1.24		1.27		0.26		24
Class B
Six months ended 06/30/14	18.81	(0.05)		1.43	1.38	—	—	—	20.19	7.34	30,423	1.92	(d)	1.94	(d)	(0.54	)(d)	12
Year ended 12/31/13	16.55	(0.15)		4.72	4.57	—	(2.31)	(2.31)	18.81	28.20	33,795	1.91		1.94		(0.79)		33
Year ended 12/31/12	16.66	(0.03	)(e)	1.60	1.57	—	(1.68)	(1.68)	16.55	9.60	36,795	1.92		1.95		(0.20	)(e)	61
Year ended 12/31/11	18.66	(0.16)		(1.13)	(1.29)	—	(0.71)	(0.71)	16.66	(6.95)	55,166	1.91		1.94		(0.84)		57
Year ended 12/31/10	17.06	(0.12)		2.10	1.98	—	(0.38)	(0.38)	18.66	11.65	114,279	1.93		1.96		(0.69)		61
Year ended 12/31/09	13.22	(0.07)		3.93	3.86	(0.02)	—	(0.02)	17.06	29.19	183,219	1.99		2.02		(0.49)		24
Class C
Six months ended 06/30/14	18.76	(0.05)		1.43	1.38	—	—	—	20.14	7.36	203,269	1.92	(d)	1.94	(d)	(0.54	)(d)	12
Year ended 12/31/13	16.51	(0.15)		4.71	4.56	—	(2.31)	(2.31)	18.76	28.21	202,919	1.91		1.94		(0.79)		33
Year ended 12/31/12	16.62	(0.03	)(e)	1.60	1.57	—	(1.68)	(1.68)	16.51	9.62	190,302	1.92		1.95		(0.20	)(e)	61
Year ended 12/31/11	18.62	(0.16)		(1.13)	(1.29)	—	(0.71)	(0.71)	16.62	(6.97)	220,772	1.91		1.94		(0.84)		57
Year ended 12/31/10	17.02	(0.12)		2.10	1.98	—	(0.38)	(0.38)	18.62	11.68	249,883	1.93		1.96		(0.69)		61
Year ended 12/31/09	13.19	(0.07)		3.92	3.85	(0.02)	—	(0.02)	17.02	29.18	202,853	1.99		2.02		(0.49)		24
Class R
Six months ended 06/30/14	24.65	—		1.88	1.88	—	—	—	26.53	7.63	119,914	1.42	(d)	1.44	(d)	(0.04	)(d)	12
Year ended 12/31/13	21.00	(0.07)		6.03	5.96	—	(2.31)	(2.31)	24.65	28.85	124,622	1.41		1.44		(0.29)		33
Year ended 12/31/12	20.66	0.07	(e)	2.00	2.07	(0.05)	(1.68)	(1.73)	21.00	10.17	125,474	1.42		1.45		0.30	(e)	61
Year ended 12/31/11	22.85	(0.08)		(1.40)	(1.48)	—	(0.71)	(0.71)	20.66	(6.51)	165,812	1.41		1.44		(0.34)		57
Year ended 12/31/10	20.71	(0.04)		2.56	2.52	—	(0.38)	(0.38)	22.85	12.21	188,803	1.43		1.46		(0.19)		61
Year ended 12/31/09	15.96	—		4.77	4.77	(0.02)	—	(0.02)	20.71	29.88	101,828	1.49		1.52		0.01		24
Class Y
Six months ended 06/30/14	25.44	0.06		1.94	2.00	—	—	—	27.44	7.86	729,475	0.92	(d)	0.94	(d)	0.46	(d)	12
Year ended 12/31/13	21.50	0.05		6.20	6.25	—	(2.31)	(2.31)	25.44	29.53	653,577	0.91		0.94		0.21		33
Year ended 12/31/12	21.14	0.18	(e)	2.04	2.22	(0.18)	(1.68)	(1.86)	21.50	10.68	469,510	0.92		0.95		0.80	(e)	61
Year ended 12/31/11	23.25	0.04		(1.44)	(1.40)	—	(0.71)	(0.71)	21.14	(6.05)	175,773	0.91		0.94		0.16		57
Year ended 12/31/10	20.97	0.07		2.60	2.67	(0.01)	(0.38)	(0.39)	23.25	12.80	192,236	0.93		0.96		0.31		61
Year ended 12/31/09	16.10	0.10		4.82	4.92	(0.05)	—	(0.05)	20.97	30.59	86,803	0.99		1.02		0.51		24
Class R5
Six months ended 06/30/14	26.73	0.08		2.04	2.12	—	—	—	28.85	7.93	171,630	0.80	(d)	0.82	(d)	0.58	(d)	12
Year ended 12/31/13	22.47	0.08		6.49	6.57	—	(2.31)	(2.31)	26.73	29.68	220,321	0.81		0.83		0.31		33
Year ended 12/31/12	22.03	0.22	(e)	2.12	2.34	(0.22)	(1.68)	(1.90)	22.47	10.78	253,815	0.80		0.83		0.92	(e)	61
Year ended 12/31/11	24.15	0.07		(1.48)	(1.41)	—	(0.71)	(0.71)	22.03	(5.87)	339,807	0.79		0.82		0.28		57
Year ended 12/31/10	21.74	0.11		2.70	2.81	(0.01)	(0.39)	(0.40)	24.15	12.94	311,455	0.76		0.79		0.48		61
Year ended 12/31/09	16.67	0.13		5.01	5.14	(0.07)	—	(0.07)	21.74	30.84	200,303	0.80		0.83		0.70		24
Class R6
Six months ended 06/30/14	26.76	0.09		2.05	2.14	—	—	—	28.90	8.00	3,964	0.71	(d)	0.73	(d)	0.67	(d)	12
Year ended 12/31/13	22.48	0.11		6.48	6.59	—	(2.31)	(2.31)	26.76	29.75	4,243	0.72		0.74		0.40		33
Year ended 12/31/12(f)	24.00	0.07	(e)	0.31	0.38	(0.22)	(1.68)	(1.90)	22.48	1.75	9	0.67	(g)	0.70	(g)	1.05	(e)(g)	61

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending December 31, 2009, the portfolio turnover calculation excludes the value of securities purchased of $36,332,046 and sold of $40,409,014 in the effort to realign the Fund’s portfolio holdings after the reorganization of Atlantic Whitehall Mid Cap Growth Fund into the Fund.
(d)	Ratios annualized and are based on average daily net assets (000’s omitted) of $1,344,764, $31,584, $199,360, $118,905, $676,518, $204,411 and $3,896 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $1.00 per share owned of Tellabs Inc. on December 24, 2012. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $0.08 and 0.38%, $(0.07) and (0.37)%, $(0.07) and (0.37)%, $0.03 and 0.13%, $0.14 and 0.63%, $0.18 and 0.75% and $0.03 and 0.88% for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of September 24, 2012 for Class R6 shares.
(g)	Annualized.

15                         Invesco Mid Cap Core Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (01/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/14)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/14)	Expenses Paid During Period[2]
A	$1,000.00	$1,077.40	$6.03	$1,018.99	$5.86	1.17%
B	1,000.00	1,073.40	9.87	1,015.27	9.59	1.92
C	1,000.00	1,073.60	9.87	1,015.27	9.59	1.92
R	1,000.00	1,076.30	7.31	1,017.75	7.10	1.42
Y	1,000.00	1,078.60	4.74	1,020.23	4.61	0.92
R5	1,000.00	1,079.30	4.12	1,020.83	4.01	0.80
R6	1,000.00	1,080.00	3.66	1,021.27	3.56	0.71

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2014 through June 30, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

16                         Invesco Mid Cap Core Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Mid Cap Core Equity Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Mid-Cap Core Funds Index. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. Invesco Advisers noted that fund performance was consistent with the Fund’s investment process and market environment, which includes

17                         Invesco Mid Cap Core Equity Fund

being defensively biased. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in the expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates that are managed using an investment process that is substantially similar to the process used for the Fund. The Board noted that the Fund’s rate was below the rate of one such mutual fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fee rates charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a more comparable scope of services. The Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients to support the difference in fees.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources of Invesco Advisers

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds are fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended.

18                         Invesco Mid Cap Core Equity Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526	MCCE-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	June 30, 2014

Invesco Small Cap Growth Fund

Nasdaq:

A: GTSAX  ■  B: GTSBX  ■  C: GTSDX  ■  R:  GTSRX  ■  Y: GTSYX   ■  Investor: GTSIX  ■

R5: GTSVX  ■   R6: GTSFX

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
15	Financial Highlights
16	Fund Expenses
17	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/13 to 6/30/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	4.66%
Class B Shares	4.27
Class C Shares	4.28
Class R Shares	4.54
Class Y Shares	4.80
Investor Class Shares	4.69
Class R5 Shares	4.88
Class R6 Shares	4.92
S&P 500 Index▼ (Broad Market Index)	7.14
Russell 2000 Growth Index▼ (Style-Specific Index)	2.22
Lipper Small-Cap Growth Funds Index■ (Peer Group Index)	0.04

Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 2000® Growth Index is an unmanaged index considered representative of small-cap growth stocks. The Russell 2000 Growth Index is a trademark/ service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper Small-Cap Growth Funds Index is an unmanaged index considered representative of small-cap growth funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Investor Class shares incepted on April 7, 2006. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares was 1.21%, 1.96%, 1.96%, 1.46%, 0.96%, 1.21%, 0.83% and 0.74%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and

Average Annual Total Returns

As of 6/30/14, including maximum applicable sales charges

Class A Shares
Inception (10/18/95)	10.80%
10 Years	9.11
5 Years	19.55
1 Year	20.32

Class B Shares
Inception (10/18/95)	10.80%
10 Years	9.07
5 Years	19.82
1 Year	21.34

Class C Shares
Inception (5/3/99)	8.27%
10 Years	8.90
5 Years	20.02
1 Year	25.37

Class R Shares
Inception (6/3/02)	9.17%
10 Years	9.46
5 Years	20.60
1 Year	26.98

Class Y Shares
10 Years	9.89%
5 Years	21.21
1 Year	27.66

Investor Class Shares
10 Years	9.73%
5 Years	20.92
1 Year	27.32

Class R5 Shares
Inception (3/15/02)	9.02%
10 Years	10.22
5 Years	21.40
1 Year	27.81

Class R6 Shares
10 Years	9.82%
5 Years	21.11
1 Year	27.93

Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

2                         Invesco Small Cap Growth Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

While the members of the Invesco Funds Board, which I chair, can’t dictate the performance of the Invesco funds, be assured that your Board works diligently throughout the year to focus on how your investments are managed. Our job is to represent you and your interests on a variety of fund management-related matters. We carefully monitor how the portfolio management teams of the Invesco funds are performing in light of ever-changing and often unpredictable economic and market conditions, and we ensure that each fund’s management team adheres to the investment strategies and investment process explained in the fund’s prospectus.

    Perhaps our most significant responsibility is conducting the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review, which is required by the Investment Company Act of 1940, focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information from Invesco that allows us to evaluate the quality of its services and the reasonableness of its fees. We also use information from a variety of independent sources, including materials provided by the independent senior officer of the Invesco funds, who reports directly to the independent trustees on the Board. Additionally, we meet with legal counsel and review performance and fee data prepared for us by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.

    After a careful review, the members of the Invesco Funds Board approved the continuation of advisory and sub-advisory contracts with Invesco Advisers and its affiliates.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

    Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

    Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

3                         Invesco Small Cap Growth Fund

Schedule of Investments(a)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.50%
Aerospace & Defense–1.39%
Hexcel Corp.(b)	406,906	$16,642,456
TransDigm Group, Inc.	96,282	16,104,127
		32,746,583

Air Freight & Logistics–0.83%
Forward Air Corp.	407,904	19,518,206

Apparel Retail–0.59%
DSW Inc.–Class A	497,826	13,909,258

Apparel, Accessories & Luxury Goods–0.85%
G-III Apparel Group, Ltd.(b)	246,820	20,155,321

Application Software–8.86%
Aspen Technology, Inc.(b)	491,775	22,818,360
Cadence Design Systems, Inc.(b)	1,036,284	18,124,607
Informatica Corp.(b)	280,070	9,984,495
Interactive Intelligence Group, Inc.(b)	319,862	17,953,854
Manhattan Associates, Inc.(b)	1,407,778	48,469,797
Mentor Graphics Corp.	783,311	16,896,018
MicroStrategy Inc.–Class A(b)	127,534	17,933,831
NetScout Systems, Inc.(b)	489,786	21,717,111
Qlik Technologies Inc.(b)	461,777	10,445,396
SolarWinds, Inc.(b)	319,333	12,345,414
Ultimate Software Group, Inc. (The)(b)	89,328	12,342,450
		209,031,333

Asset Management & Custody Banks–1.75%
Affiliated Managers Group, Inc.(b)	86,993	17,868,362
Janus Capital Group Inc.(c)	1,356,080	16,923,879
SEI Investments Co.	201,029	6,587,720
		41,379,961

Auto Parts & Equipment–0.89%
Tenneco Inc.(b)	320,778	21,075,115

Automotive Retail–1.53%
Group 1 Automotive, Inc.(c)	234,555	19,775,332
Monro Muffler Brake, Inc.	309,195	16,446,082
		36,221,414

Biotechnology–4.95%
Acorda Therapeutics Inc.(b)	189,775	6,397,315
Alnylam Pharmaceuticals Inc.(b)(c)	209,308	13,221,986
Exact Sciences Corp.(b)(c)	1,102,600	18,777,278
Incyte Corp.(b)	373,394	21,074,357
InterMune, Inc.(b)	605,632	26,738,653
NPS Pharmaceuticals, Inc.(b)	459,972	15,202,075
Seattle Genetics, Inc.(b)(c)	400,192	15,307,344
	116,719,008

Broadcasting–0.82%
Sinclair Broadcast Group, Inc.–Class A(c)	557,138	19,360,546

Building Products–1.07%
A.O. Smith Corp.	507,450	25,159,371

Communications Equipment–1.66%
ARRIS Group Inc.(b)	816,304	26,554,369

	Shares	Value
Communications Equipment–(continued)
Finisar Corp.(b)(c)	643,597	$12,711,041
	39,265,410

Construction & Engineering–0.67%
MasTec Inc.(b)	510,975	15,748,250

Construction Machinery & Heavy Trucks–2.25%
WABCO Holdings Inc.(b)	212,351	22,683,334
Wabtec Corp.	369,350	30,504,616
	53,187,950

Construction Materials–0.82%
Martin Marietta Materials, Inc.(c)	146,088	19,290,920

Distributors–0.75%
Pool Corp.	311,550	17,621,268

Electric Utilities–0.84%
ITC Holdings Corp.	541,751	19,763,077

Electrical Components & Equipment–1.04%
Acuity Brands, Inc.	177,866	24,589,975

Electronic Components–0.92%
Littelfuse, Inc.	234,677	21,813,227

Electronic Equipment & Instruments–1.66%
Cognex Corp.(b)	614,667	23,603,213
National Instruments Corp.	477,616	15,469,982
	39,073,195

Electronic Manufacturing Services–0.49%
IPG Photonics Corp.(b)(c)	167,614	11,531,843

Environmental & Facilities Services–0.66%
Tetra Tech, Inc.	568,189	15,625,198

Footwear–0.79%
Steven Madden, Ltd.(b)	541,330	18,567,619

Health Care Equipment–3.71%
Insulet Corp.(b)	430,531	17,079,165
Masimo Corp.(b)	10,988	259,317
NuVasive, Inc.(b)	496,947	17,676,405
Sirona Dental Systems, Inc.(b)	226,086	18,643,051
STERIS Corp.	390,092	20,862,120
Thoratec Corp.(b)	370,588	12,918,698
		87,438,756

Health Care Facilities–3.37%
Community Health Systems Inc.(b)	436,645	19,810,584
Community Health Systems Inc.–Rts.(b)	1,164,768	77,923
HealthSouth Corp.	507,660	18,209,764
Select Medical Holdings Corp.	1,267,568	19,774,061
VCA Antech, Inc.(b)	615,206	21,587,578
		79,459,910

Health Care Services–1.73%
Chemed Corp.(c)	229,857	21,542,198
MEDNAX, Inc.(b)	333,338	19,383,605
		40,925,803

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Small Cap Growth Fund

	Shares	Value
Health Care Technology–0.31%
HMS Holdings Corp.(b)	359,731	$7,342,110

Home Furnishings–0.23%
Ethan Allen Interiors Inc.(c)	215,861	5,340,401

Homebuilding–0.77%
Standard Pacific Corp.(b)	2,104,749	18,100,841

Hotels, Resorts & Cruise Lines–0.53%
Choice Hotels International, Inc.	267,531	12,603,385

Industrial Machinery–2.92%
Crane Co.	270,012	20,078,092
ITT Corp.	521,104	25,065,102
Lincoln Electric Holdings, Inc.	338,546	23,657,595
		68,800,789

Internet Retail–0.73%
HomeAway Inc.(b)	496,948	17,303,729

Internet Software & Services–4.04%
Conversant, Inc.(b)(c)	877,422	22,286,519
CoStar Group Inc.(b)	196,424	31,068,384
Dealertrack Technologies Inc.(b)	438,303	19,872,658
OpenTable, Inc.(b)(c)	214,120	22,182,832
		95,410,393

Investment Banking & Brokerage–1.51%
Greenhill & Co., Inc.	233,470	11,498,398
Stifel Financial Corp.(b)	509,563	24,127,808
		35,626,206

IT Consulting & Other Services–0.80%
EPAM Systems, Inc.(b)	432,171	18,907,481

Leisure Products–0.68%
Brunswick Corp.	378,176	15,932,555

Life & Health Insurance–1.81%
American Equity Investment Life Holding Co.	767,205	18,873,243
Protective Life Corp.	343,677	23,827,126
		42,700,369

Life Sciences Tools & Services–2.36%
PAREXEL International Corp.(b)	367,286	19,407,392
PerkinElmer, Inc.	388,052	18,176,356
Techne Corp.	196,740	18,212,222
		55,795,970

Marine–1.01%
Kirby Corp.(b)	202,507	23,721,670

Metal & Glass Containers–0.79%
Berry Plastics Group Inc.(b)	725,070	18,706,806

Office Services & Supplies–1.76%
Pitney Bowes Inc.	921,238	25,444,594
Steelcase Inc.–Class A	1,067,563	16,152,228
		41,596,822

Oil & Gas Drilling–1.63%
Atwood Oceanics, Inc.(b)	268,480	14,089,831
Patterson-UTI Energy, Inc.	700,181	24,464,324
		38,554,155

	Shares	Value
Oil & Gas Equipment & Services–1.60%
Dresser-Rand Group, Inc.(b)	262,842	$16,750,921
Dril-Quip, Inc.(b)	193,390	21,125,923
		37,876,844

Oil & Gas Exploration & Production–4.11%
Energen Corp.	258,828	23,004,633
Laredo Petroleum Inc.(b)	604,866	18,738,749
Oasis Petroleum Inc.(b)	458,581	25,630,092
Resolute Energy Corp.(b)(c)	903,585	7,806,974
Ultra Petroleum Corp.(b)(c)	733,457	21,776,338
		96,956,786

Packaged Foods & Meats–2.19%
Annie’s, Inc.(b)(c)	444,288	15,025,820
B&G Foods Inc.	484,117	15,825,785
Lancaster Colony Corp.	219,261	20,864,877
		51,716,482

Pharmaceuticals–1.56%
Jazz Pharmaceuticals PLC(b)	110,683	16,271,508
Salix Pharmaceuticals, Ltd.(b)	166,112	20,489,915
		36,761,423

Regional Banks–3.99%
Hancock Holding Co.	498,110	17,593,245
Home BancShares Inc.	509,858	16,733,540
Prosperity Bancshares, Inc.	300,790	18,829,454
SVB Financial Group(b)	190,506	22,216,810
UMB Financial Corp.	297,993	18,889,776
		94,262,825

Restaurants–2.66%
Cheesecake Factory Inc. (The)	347,967	16,152,628
Domino’s Pizza, Inc.	246,355	18,006,087
Jack in the Box Inc.	479,742	28,707,761
		62,866,476

Semiconductor Equipment–1.31%
MKS Instruments, Inc.	407,124	12,718,554
Teradyne, Inc.	926,229	18,154,088
		30,872,642

Semiconductors–2.37%
Cavium Inc.(b)	347,008	17,232,417
Power Integrations, Inc.	362,668	20,867,917
Silicon Laboratories Inc.(b)	360,791	17,768,957
		55,869,291

Specialized REIT’s–1.47%
Corrections Corp. of America	564,375	18,539,719
Gaming and Leisure Properties, Inc.	474,361	16,114,043
		34,653,762

Specialty Chemicals–1.80%
PolyOne Corp.	588,741	24,809,546
Rockwood Holdings Inc.	231,262	17,573,599
		42,383,145

Specialty Stores–0.41%
Vitamin Shoppe, Inc.(b)	224,246	9,647,063

Steel–0.70%
Carpenter Technology Corp.	259,895	16,438,359

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Small Cap Growth Fund

	Shares	Value
Systems Software–0.98%
CommVault Systems, Inc.(b)	218,853	$10,761,002
Qualys Inc.(b)	479,739	12,314,900
		23,075,902

Technology Distributors–1.06%
SYNNEX Corp.(b)	342,884	24,979,099

Technology Hardware, Storage & Peripherals–0.75%
Cray, Inc.(b)(c)	668,029	17,769,571

Trading Companies & Distributors–1.65%
Watsco, Inc.	188,999	19,421,537
WESCO International, Inc.(b)(c)	224,986	19,434,291
		38,855,828

Trucking–1.76%
Knight Transportation, Inc.	823,381	19,571,766
Swift Transportation Co.(b)	866,403	21,859,348
		41,431,114

Wireless Telecommunication Services–1.36%
SBA Communications Corp.–Class A(b)	313,619	32,083,224
Total Common Stocks & Other Equity Interests (Cost $1,440,182,038)		2,324,122,035

	Shares	Value
Money Market Funds–0.72%
Liquid Assets Portfolio–Institutional Class(d)	8,533,708	$8,533,708
Premier Portfolio–Institutional Class(d)	8,533,709	8,533,709
Total Money Market Funds (Cost $17,067,417)		17,067,417
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.22% (Cost $1,457,249,455)		2,341,189,452

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–6.37%
Liquid Assets Portfolio–Institutional Class (Cost $150,421,016)(d)(e)	150,421,016	150,421,016
TOTAL INVESTMENTS–105.59% (Cost $1,607,670,471)		2,491,610,468
OTHER ASSETS LESS LIABILITIES–(5.59)%		(131,992,622)
NET ASSETS–100.00%		$2,359,617,846

Investment Abbreviations:

REIT	– Real Estate Investment Trust
Rts.	– Rights

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2014.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of June 30, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman	$147,756,738	$(147,756,738)	$—

*	Amount does not include excess collateral received.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2014

Information Technology	23.6%
Industrials	19.1
Health Care	18.0
Consumer Discretionary	12.2
Financials	9.7
Energy	6.4
Materials	4.1
Consumer Staples	2.2
Utilities	1.8
Telecommunication Services	1.4
Money Market Funds Plus Other Assets Less Liabilities	1.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Small Cap Growth Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Assets:
Investments, at value (Cost $1,440,182,038)*	$2,324,122,035
Investments in affiliated money market funds, at value and cost	167,488,433
Total investments, at value (Cost $1,607,670,471)	2,491,610,468
Receivable for:
Investments sold	27,023,953
Investments sold to affiliates	4,797,518
Fund shares sold	1,772,716
Dividends	931,774
Investment for trustee deferred compensation and retirement plans	330,373
Other assets	57,679
Total assets	2,526,524,481

Liabilities:
Payable for:
Investments purchased	10,208,440
Fund shares reacquired	4,469,890
Collateral upon return of securities loaned	150,421,016
Accrued fees to affiliates	1,319,868
Accrued trustees’ and officers’ fees and benefits	764
Accrued other operating expenses	94,304
Trustee deferred compensation and retirement plans	392,353
Total liabilities	166,906,635
Net assets applicable to shares outstanding	$2,359,617,846

Net assets consist of:
Shares of beneficial interest	$1,241,185,505
Undistributed net investment income	2,932,539
Undistributed net realized gain	231,559,805
Net unrealized appreciation	883,939,997
$2,359,617,846

Net Assets:
Class A	$948,795,907
Class B	$4,554,122
Class C	$21,736,132
Class R	$106,366,861
Class Y	$74,692,032
Investor Class	$288,604,208
Class R5	$776,517,477
Class R6	$138,351,107

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	22,844,504
Class B	135,158
Class C	645,958
Class R	2,668,265
Class Y	1,773,689
Investor Class	6,729,692
Class R5	17,446,278
Class R6	3,105,282
Class A:
Net asset value per share	$41.53
Maximum offering price per share
(Net asset value of $41.53 ÷ 94.50%)	$43.95
Class B:
Net asset value and offering price per share	$33.69
Class C:
Net asset value and offering price per share	$33.65
Class R:
Net asset value and offering price per share	$39.86
Class Y:
Net asset value and offering price per share	$42.11
Investor Class:
Net asset value and offering price per share	$42.89
Class R5:
Net asset value and offering price per share	$44.51
Class R6:
Net asset value and offering price per share	$44.55

*	At June 30, 2014, securities with an aggregate value of $147,756,738 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Small Cap Growth Fund

Statement of Operations

For the six months ended June 30, 2014

(Unaudited)

Investment income:
Dividends	$15,164,334
Dividends from affiliated money market funds (includes securities lending income of $572,898)	581,749
Total investment income	15,746,083

Expenses:
Advisory fees	7,896,753
Administrative services fees	242,236
Custodian fees	38,616
Distribution fees:
Class A	1,177,573
Class B	24,346
Class C	105,578
Class R	260,080
Investor Class	348,142
Transfer agent fees — A, B, C, R, Y and Investor	1,762,502
Transfer agent fees — R5	381,418
Transfer agent fees — R6	3,110
Trustees’ and officers’ fees and benefits	28,138
Other	217,362
Total expenses	12,485,854
Less: Fees waived and expense offset arrangement(s)	(36,043)
Net expenses	12,449,811
Net investment income	3,296,272

Realized and unrealized (loss) gain from:
Net realized gain from investment securities (includes net gains from securities sold to affiliates of $6,789,286)	214,636,564
Change in net unrealized appreciation (depreciation) of investment securities	(110,982,702)
Net realized and unrealized gain	103,653,862
Net increase in net assets resulting from operations	$106,950,134

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Small Cap Growth Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2014 and the year ended December 31, 2013

(Unaudited)

	June 30, 2014	December 31, 2013
Operations:
Net investment income (loss)	$3,296,272	$(5,805,423)
Net realized gain	214,636,564	137,285,199
Change in net unrealized appreciation (depreciation)	(110,982,702)	554,576,570
Net increase in net assets resulting from operations	106,950,134	686,056,346

Distributions to shareholders from net investment income:
Class A	—	(464,703)
Class Y	—	(142,290)
Investor Class	—	(131,177)
Class R5	—	(2,107,894)
Class R6	—	(263,149)
Total distributions from net investment income	—	(3,109,213)

Distributions to shareholders from net realized gains:
Class A	—	(50,373,771)
Class B	—	(346,313)
Class C	—	(1,383,920)
Class R	—	(5,761,621)
Class Y	—	(3,813,169)
Investor Class	—	(14,219,636)
Class R5	—	(37,861,750)
Class R6	—	(4,645,821)
Total distributions from net realized gains	—	(118,406,001)

Share transactions–net:
Class A	(50,808,386)	(49,449,943)
Class B	(993,486)	(1,833,964)
Class C	(957,860)	(930,726)
Class R	(5,315,527)	(6,262,529)
Class Y	(1,850,342)	24,780,307
Investor Class	(6,255,309)	3,899,627
Class R5	(39,510,397)	(38,219,296)
Class R6	15,192,213	102,885,376
Net increase (decrease) in net assets resulting from share transactions	(90,499,094)	34,868,852
Net increase in net assets	16,451,040	599,409,984

Net assets:
Beginning of period	2,343,166,806	1,743,756,822
End of period (includes undistributed net investment income (loss) of $2,932,539 and $(363,733), respectively)	$2,359,617,846	$2,343,166,806

Notes to Financial Statements

June 30, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Small Cap Growth Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of fifteen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

9                         Invesco Small Cap Growth Fund

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of eight different classes of shares: Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

Effective as of the close of business on March 18, 2002, the Fund’s shares were offered on a limited basis to certain investors.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

10                         Invesco Small Cap Growth Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

11                         Invesco Small Cap Growth Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.725%
Next $500 million	0.70%
Next $500 million	0.675%
Over $1.5 billion	0.65%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 2.00%, 1.75% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2014, the Adviser waived advisory fees of $34,611.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended June 30, 2014, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2014, IDI advised the Fund that IDI retained $4,381 in front-end sales commissions from the sale of Class A shares and $31, $508 and $99 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

12                         Invesco Small Cap Growth Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2014, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2014, the Fund engaged in securities sales of $22,284,167, which resulted in net realized gains of $6,789,286.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2014, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,432.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize

13                         Invesco Small Cap Growth Fund

capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2013.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2014 was $370,620,644 and $436,460,863, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$908,294,080
Aggregate unrealized (depreciation) of investment securities	(24,757,297)
Net unrealized appreciation of investment securities	$883,536,783

Cost of investments for tax purposes is $1,608,073,685.

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended June 30, 2014(a)		Year ended December 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	1,973,489	$78,666,214	4,961,797	$176,236,513
Class B	2,791	91,705	8,085	241,333
Class C	27,565	896,686	66,257	1,931,678
Class R	375,812	14,394,143	985,949	34,141,640
Class Y	243,584	9,894,943	872,999	31,874,733
Investor Class	422,636	17,500,348	1,133,772	41,267,610
Class R5	1,787,760	76,761,069	4,792,353	178,660,210
Class R6	795,760	33,842,433	2,860,247	107,479,821

Issued as reinvestment of dividends:
Class A	—	—	1,325,013	50,204,805
Class B	—	—	10,957	338,224
Class C	—	—	43,878	1,352,764
Class R	—	—	158,194	5,761,415
Class Y	—	—	95,473	3,663,312
Investor Class	—	—	357,615	13,993,469
Class R5	—	—	949,647	38,479,691
Class R6	—	—	121,073	4,908,298

Automatic conversion of Class B shares to Class A shares:
Class A	18,821	749,572	41,095	1,447,293
Class B	(23,154)	(749,572)	(49,721)	(1,447,293)

Reacquired:
Class A	(3,276,079)	(130,224,172)	(7,759,244)	(277,338,554)
Class B	(10,350)	(335,619)	(33,031)	(966,228)
Class C	(56,992)	(1,854,546)	(144,668)	(4,215,168)
Class R	(513,032)	(19,709,670)	(1,364,659)	(46,165,584)
Class Y	(287,436)	(11,745,285)	(292,245)	(10,757,738)
Investor Class	(570,884)	(23,755,657)	(1,399,378)	(51,361,452)
Class R5	(2,722,304)	(116,271,466)	(6,829,713)	(255,359,197)
Class R6	(437,729)	(18,650,220)	(234,362)	(9,502,743)
Net increase (decrease) in share activity	(2,249,742)	$(90,499,094)	677,383	$34,868,852

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 38% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

14                         Invesco Small Cap Growth Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 06/30/14	$39.68	$0.03		$1.82	$1.85	$—	$—	$—	$41.53	4.66%	$948,796	1.23	%(d)	1.23	%(d)	0.14	%(d)	16%
Year ended 12/31/13	30.00	(0.15)		12.02	11.87	(0.02)	(2.17)	(2.19)	39.68	39.90	957,432	1.21		1.21		(0.41)		19
Year ended 12/31/12	27.71	0.01	(e)	5.01	5.02	—	(2.73)	(2.73)	30.00	18.35	766,787	1.23		1.23		0.04	(e)	24
Year ended 12/31/11	28.59	(0.19)		(0.17)	(0.36)	—	(0.52)	(0.52)	27.71	(1.27)	829,696	1.27		1.27		(0.65)		38
Year ended 12/31/10	22.64	(0.15)		6.10	5.95	—	—	—	28.59	26.28	933,268	1.25		1.25		(0.62)		38
Year ended 12/31/09	16.83	(0.05)		5.86	5.81	—	—	—	22.64	34.52	777,780	1.31		1.31		(0.25)		36
Class B
Six months ended 06/30/14	32.31	(0.10)		1.48	1.38	—	—	—	33.69	4.27	4,554	1.98	(d)	1.98	(d)	(0.61	)(d)	16
Year ended 12/31/13	24.90	(0.34)		9.92	9.58	—	(2.17)	(2.17)	32.31	38.87	5,360	1.96		1.96		(1.16)		19
Year ended 12/31/12	23.58	(0.18	)(e)	4.23	4.05	—	(2.73)	(2.73)	24.90	17.44	5,717	1.98		1.98		(0.71	)(e)	24
Year ended 12/31/11	24.59	(0.36)		(0.13)	(0.49)	—	(0.52)	(0.52)	23.58	(2.01)	7,572	2.02		2.02		(1.40)		38
Year ended 12/31/10	19.62	(0.28)		5.25	4.97	—	—	—	24.59	25.33	12,195	2.00		2.00		(1.37)		38
Year ended 12/31/09	14.70	(0.16)		5.08	4.92	—	—	—	19.62	33.47	21,853	2.06		2.06		(1.00)		36
Class C
Six months ended 06/30/14	32.27	(0.10)		1.48	1.38	—	—	—	33.65	4.28	21,736	1.98	(d)	1.98	(d)	(0.61	)(d)	16
Year ended 12/31/13	24.87	(0.34)		9.91	9.57	—	(2.17)	(2.17)	32.27	38.88	21,794	1.96		1.96		(1.16)		19
Year ended 12/31/12	23.55	(0.18	)(e)	4.23	4.05	—	(2.73)	(2.73)	24.87	17.46	17,657	1.98		1.98		(1.71	)(e)	24
Year ended 12/31/11	24.56	(0.36)		(0.13)	(0.49)	—	(0.52)	(0.52)	23.55	(2.01)	17,851	2.02		2.02		(1.40)		38
Year ended 12/31/10	19.59	(0.28)		5.25	4.97	—	—	—	24.56	25.37	21,201	2.00		2.00		(1.37)		38
Year ended 12/31/09	14.69	(0.16)		5.06	4.90	—	—	—	19.59	33.36	18,541	2.06		2.06		(1.00)		36
Class R
Six months ended 06/30/14	38.13	(0.02)		1.75	1.73	—	—	—	39.86	4.54	106,367	1.48	(d)	1.48	(d)	(0.11	)(d)	16
Year ended 12/31/13	28.95	(0.23)		11.58	11.35	—	(2.17)	(2.17)	38.13	39.55	106,983	1.46		1.46		(0.66)		19
Year ended 12/31/12	26.89	(0.06	)(e)	4.85	4.79	—	(2.73)	(2.73)	28.95	18.05	87,606	1.48		1.48		(0.21	)(e)	24
Year ended 12/31/11	27.83	(0.26)		(0.16)	(0.42)	—	(0.52)	(0.52)	26.89	(1.52)	70,749	1.52		1.52		(0.90)		38
Year ended 12/31/10	22.09	(0.20)		5.94	5.74	—	—	—	27.83	25.98	67,464	1.50		1.50		(0.87)		38
Year ended 12/31/09	16.47	(0.09)		5.71	5.62	—	—	—	22.09	34.12	43,786	1.56		1.56		(0.50)		36
Class Y
Six months ended 06/30/14	40.18	0.08		1.85	1.93	—	—	—	42.11	4.80	74,692	0.98	(d)	0.98	(d)	0.39	(d)	16
Year ended 12/31/13	30.33	(0.06)		12.16	12.10	(0.08)	(2.17)	(2.25)	40.18	40.24	73,035	0.96		0.96		(0.16)		19
Year ended 12/31/12	27.93	0.09	(e)	5.05	5.14	(0.01)	(2.73)	(2.74)	30.33	18.64	34,616	0.98		0.98		0.29	(e)	24
Year ended 12/31/11	28.73	(0.12)		(0.16)	(0.28)	—	(0.52)	(0.52)	27.93	(0.99)	8,108	1.02		1.02		(0.40)		38
Year ended 12/31/10	22.70	(0.09)		6.12	6.03	—	—	—	28.73	26.56	6,245	1.00		1.00		(0.37)		38
Year ended 12/31/09	16.84	0.00		5.86	5.86	—	—	—	22.70	34.80	4,744	1.06		1.06		0.00		36
Investor Class
Six months ended 06/30/14	40.97	0.03		1.89	1.92	—	—	—	42.89	4.69	288,604	1.23	(d)	1.23	(d)	0.14	(d)	16
Year ended 12/31/13	30.92	(0.15)		12.39	12.24	(0.02)	(2.17)	(2.19)	40.97	39.92	281,811	1.21		1.21		(0.41)		19
Year ended 12/31/12	28.49	0.01	(e)	5.15	5.16	—	(2.73)	(2.73)	30.92	18.34	209,842	1.23		1.23		0.04	(e)	24
Year ended 12/31/11	29.37	(0.20)		(0.16)	(0.36)	—	(0.52)	(0.52)	28.49	(1.24)	209,381	1.27		1.27		(0.65)		38
Year ended 12/31/10	23.26	(0.15)		6.26	6.11	—	—	—	29.37	26.27	230,909	1.25		1.25		(0.62)		38
Year ended 12/31/09	17.30	(0.05)		6.01	5.96	—	—	—	23.26	34.45	175,672	1.31		1.31		(0.25)		36
Class R5
Six months ended 06/30/14	42.44	0.11		1.96	2.07	—	—	—	44.51	4.88	776,517	0.83	(d)	0.83	(d)	0.54	(d)	16
Year ended 12/31/13	31.92	(0.01)		12.82	12.81	(0.12)	(2.17)	(2.29)	42.44	40.46	780,094	0.83		0.83		(0.03)		19
Year ended 12/31/12	29.27	0.14	(e)	5.29	5.43	(0.05)	(2.73)	(2.78)	31.91	18.77	621,522	0.83		0.83		0.44	(e)	24
Year ended 12/31/11	30.03	(0.06)		(0.18)	(0.24)	—	(0.52)	(0.52)	29.27	(0.81)	501,895	0.83		0.83		(0.21)		38
Year ended 12/31/10	23.68	(0.05)		6.40	6.35	—	—	—	30.03	26.82	427,893	0.82		0.82		(0.19)		38
Year ended 12/31/09	17.52	0.04		6.12	6.16	—	—	—	23.68	35.16	241,589	0.85		0.85		0.21		36
Class R6
Six months ended 06/30/14	42.46	0.13		1.96	2.09	—	—	—	44.55	4.92	138,351	0.73	(d)	0.73	(d)	0.64	(d)	16
Year ended 12/31/13	31.92	0.02		12.81	12.83	(0.12)	(2.17)	(2.29)	42.46	40.53	116,657	0.74		0.74		0.06		19
Year ended 12/31/12(f)	34.10	0.05	(e)	0.56	0.61	(0.06)	(2.73)	(2.79)	31.92	1.97	9	0.75	(g)	0.75	(g)	0.52	(e)(g)	24

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $949,865, $4,910, $21,290, $104,894, $73,041, $280,822, $772,393 and $127,306 for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.
(e)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes significant dividends received during the period. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $(0.12) and (0.39)%, $(0.29) and (1.14)%, $(0.29) and (1.14)%, $(0.19) and (0.64)%, $(0.04) and (0.14)%, $(0.12) and (0.39)%, $0.01 and 0.01% and $0.01 and 0.09% for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of September 24, 2012.
(g)	Annualized.

15                         Invesco Small Cap Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (01/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/14)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/14)	Expenses Paid During Period[2]
A	$1,000.00	$1,046.60	$6.24	$1,018.70	$6.16	1.23%
B	1,000.00	1,042.70	10.03	1,014.98	9.89	1.98
C	1,000.00	1,042.80	10.03	1,014.98	9.89	1.98
R	1,000.00	1,045.40	7.51	1,017.46	7.40	1.48
Y	1,000.00	1,048.00	4.98	1,019.93	4.91	0.98
Investor	1,000.00	1,046.90	6.24	1,018.70	6.16	1.23
R5	1,000.00	1,048.80	4.22	1,020.68	4.16	0.83
R6	1,000.00	1,049.20	3.71	1,021.17	3.66	0.73

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2014 through June 30, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

16                         Invesco Small Cap Growth Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Small Cap Growth Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that the continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rate for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Small-Cap Growth Funds Index. The Board noted that performance of Class A shares of the Fund was in the fourth quintile of the performance universe for the one year period, the second quintile for the three year period and the third quintile for the five year period (the first

17                         Invesco Small Cap Growth Fund

quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in the expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that Invesco Advisers sub-advises eight mutual funds that are managed using an investment process substantially similar to the investment process used for the Fund and that the sub-advisory effective fee rates are below the effective advisory fee rate of the Fund. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds are fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended.

18                         Invesco Small Cap Growth Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526	SCG-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	June 30, 2014

Invesco U.S. Mortgage Fund

Nasdaq:

A: VKMGX  ■   B: VUSBX  ■  C: VUSCX   ■  Y: VUSIX   ■  R5: VUSJX

2	Fund Performance

3	Letters to Shareholders

4	Schedule of Investments

8	Financial Statements

10	Notes to Financial Statements

18	Financial Highlights

19	Fund Expenses

20	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/13 to 6/30/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	4.03%
Class B Shares	3.65
Class C Shares	3.65
Class Y Shares	4.15
Class R5 Shares	4.17
Bank of America Merrill Lynch 1-10 Year Treasury Index▼ (Broad Market Index)	1.75
Barclays U.S. Mortgage Backed Securities Index▼ (Style-Specific Index)	4.03

Source(s): ▼FactSet Research Systems Inc.

The Bank of America Merrill Lynch 1-10 Year Treasury Index tracks the performance of US Treasury securities with maturities of one to 9.99 years.

    The Barclays U.S. Mortgage Backed Securities Index represents mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae and Freddie Mac.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Van Kampen U.S. Mortgage Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen U.S. Mortgage Fund (renamed Invesco U.S. Mortgage Fund). Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco U.S. Mortgage Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Class R5 shares was 0.94%, 1.70%, 1.70%, 0.70% and 0.66%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 4.25% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 4% at the time of purchase to 0% at the beginning of the seventh year. For shares

Average Annual Total Returns

As of 6/30/14, including maximum applicable sales charges

Class A Shares
Inception (5/31/84)	6.65%
10 Years	3.32
5 Years	3.34
1 Year	0.00

Class B Shares
Inception (8/24/92)	4.51%
10 Years	3.14
5 Years	3.09
1 Year	-1.33

Class C Shares
Inception (8/13/93)	3.79%
10 Years	2.97
5 Years	3.44
1 Year	2.67

Class Y Shares
Inception (9/25/06)	4.09%
5 Years	4.47
1 Year	4.71

Class R5 Shares
10 Years	3.88%
5 Years	4.45
1 Year	4.74

purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

2                         Invesco U.S. Mortgage Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

While the members of the Invesco Funds Board, which I chair, can’t dictate the performance of the Invesco funds, be assured that your Board works diligently throughout the year to focus on how your investments are managed. Our job is to represent you and your interests on a variety of fund management-related matters. We carefully monitor how the portfolio management teams of the Invesco funds are performing in light of ever-changing and often unpredictable economic and market conditions, and we ensure that each fund’s management team adheres to the investment strategies and investment process explained in the fund’s prospectus.

    Perhaps our most significant responsibility is conducting the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review, which is required by the Investment Company Act of 1940, focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information from Invesco that allows us to evaluate the quality of its services and the reasonableness of its fees. We also use information from a variety of independent sources, including materials provided by the independent senior officer of the Invesco funds, who reports directly to the independent trustees on the Board. Additionally, we meet with legal counsel and review performance and fee data prepared for us by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.

    After a careful review, the members of the Invesco Funds Board approved the continuation of advisory and sub-advisory contracts with Invesco Advisers and its affiliates.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

    Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

    Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

3                          Invesco U.S. Mortgage Fund

Schedule of Investments

June 30, 2014

(Unaudited)

	Principal Amount	Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–110.05%
Collateralized Mortgage Obligations–9.22%
Fannie Mae ACES, 0.65%, 08/25/19(a)	$3,167,212	$3,182,614
Fannie Mae Grantor Trust, 7.50%, 01/19/39(a)	540,027	602,832
Fannie Mae Interest STRIPS
6.50%, 10/01/24, IO	367,587	52,218
8.00%, 05/01/30, IO	1,327,267	293,562
7.50%, 01/01/32, IO	445,049	86,010
Fannie Mae REMICs,
2.00%, 06/25/19	921,574	935,150
4.50%, 11/25/23, IO	11,368,030	767,768
3.00%, 10/25/26, IO	5,559,768	566,820
8.00%, 08/18/27 to 09/18/27, IO	1,506,314	304,601
7.00%, 09/25/32	477,486	549,179
6.00%, 05/25/33, IO	68,159	11,969
7.00%, 05/25/33, IO	1,405,078	328,082
6.58%, 06/25/39(a)	1,792,839	2,067,156
3.50%, 08/25/42, IO	2,593,006	401,528
1.87%, 03/25/43, IO(a)	25,893,185	2,248,647
Freddie Mac REMICs,
4.50%, 06/15/18	294,991	309,617
3.00%, 10/15/18 to 04/15/26	2,870,788	2,965,273
3.75%, 10/15/18	782,568	795,916
1.24%, 01/15/24, PO	1,965,879	1,967,316
3.00%, 09/15/25, IO	9,442,778	725,814
2.50%, 09/15/27, IO	5,405,500	635,292
1.72%, 04/15/38, IO(a)	18,556,425	1,132,527
1.89%, 02/15/39, IO(a)	14,839,827	1,027,556
4.00%, 12/15/41, IO	4,167,288	586,993
Freddie Mac STRIPS,
8.00%, 06/01/31, IO	2,084,199	472,649
Freddie Mac Structured Pass Through Securities,
6.50%, 02/25/43	2,726,708	3,226,942
1.52%, 07/25/44(a)	2,817,475	2,812,836
Ginnie Mae REMICs,
4.00%, 04/16/33	891,764	908,415
4.50%, 10/20/33	438,477	446,708
5.86%, 01/20/39(a)	3,380,210	3,813,421
4.51%, 07/20/41(a)	6,079,051	6,536,101
		40,761,512

Federal Home Loan Mortgage Corp. (FHLMC)–31.34%
Pass Through Ctfs.,
6.50%, 07/01/14 to 08/01/33	919,123	1,036,457
8.50%, 01/01/17 to 08/01/31	629,309	755,185
5.00%, 10/01/18 to 06/01/40	16,109,559	17,900,310
7.50%, 01/01/20 to 05/01/35	676,869	795,907
3.50%, 08/01/26	1,298,962	1,377,317

	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–(continued)
6.00%, 03/01/29	$8,987	$10,236
8.00%, 08/01/32	407,758	500,701
5.50%, 12/01/36	736,216	820,746
4.50%, 05/01/38 to 02/01/42	39,979,911	43,398,045
5.35%, 07/01/38 to 10/17/38	4,689,749	5,246,547
5.80%, 10/01/38 to 01/20/39	3,159,238	3,643,302
5.45%, 11/25/38	4,669,079	5,180,214
4.00%, 06/01/42	8,001,611	8,490,798
Pass Through Ctfs., ARM,
2.45%, 07/01/36(a)	3,793,643	4,046,312
2.69%, 02/01/37(a)	362,545	389,634
2.79%, 03/01/37(a)	1,270,037	1,358,240
2.38%, 05/01/37(a)	1,490,346	1,592,817
2.62%, 11/01/37(a)	3,123,765	3,357,890
2.68%, 01/01/38(a)	523,746	564,177
3.40%, 03/01/41(a)	558,081	591,155
Pass Through Ctfs., TBA
3.00%, 07/01/44(b)	23,200,000	22,893,679
3.50%, 07/01/44(b)	13,000,000	13,366,645
4.00%, 07/01/44(b)	1,200,000	1,271,625
		138,587,939

Federal National Mortgage Association (FNMA)–66.55%
Pass Through Ctfs.,
8.50%, 08/01/14 to 10/01/32	780,964	946,728
7.50%, 04/01/15 to 08/01/37	1,070,069	1,264,116
13.00%, 06/01/15	4,201	4,240
7.00%, 02/01/18 to 12/01/33	532,813	574,760
4.50%, 05/01/19 to 10/01/41	21,700,461	23,366,579
8.00%, 07/01/20 to 04/01/33	934,440	1,121,700
6.50%, 06/01/22 to 11/01/38	6,581,253	7,443,566
5.50%, 11/01/22 to 04/01/38	19,378,048	21,759,806
4.00%, 06/01/24 to 06/01/44	16,937,527	18,001,004
5.00%, 06/01/27 to 01/01/41	12,581,519	14,006,691
9.50%, 04/01/30	143,347	169,217
6.00%, 12/01/35 to 05/01/40	6,375,318	7,207,432
5.45%, 01/01/38	960,597	1,096,194
5.63%, 03/01/41	852,537	1,002,505
3.50%, 11/01/42	2,724,889	2,815,184
3.00%, 04/01/43	3,845,271	3,810,179
Pass Through Ctfs., ARM,
2.35%, 03/01/38(a)	508,288	541,415
1.93%, 02/01/39(a)	5,636,676	5,863,668
3.03%, 08/01/42(a)	1,762,376	1,812,998
2.27%, 07/01/43(a)	4,676,699	4,648,127
2.68%, 09/01/43(a)	2,352,949	2,377,212
Pass Through Ctfs., BAL,
3.84%, 04/01/18	3,224,836	3,471,217

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco U.S. Mortgage Fund

	Principal Amount	Value
Federal National Mortgage Association (FNMA)–(continued)
Pass Through Ctfs., TBA
2.50%, 07/01/29(b)	$8,000,000	$8,128,749
3.00%, 07/01/29 to 07/01/44(b)	55,100,000	55,263,757
3.50%, 07/01/44(b)	45,800,000	47,159,687
4.00%, 07/01/44(b)	56,920,000	60,424,137
		294,280,868

Government National Mortgage Association (GNMA)–2.94%
Pass Through Ctfs.,
13.00%, 10/15/14 to 05/15/15	627	629
9.50%, 02/15/16 to 08/15/22	408,539	419,597
8.00%, 05/15/16 to 12/15/21	367,778	378,125
8.50%, 02/20/17	916	971
9.00%, 09/15/17 to 08/15/24	734,669	759,008
7.00%, 08/15/22 to 01/15/29	516,725	564,972
6.50%, 04/15/26 to 11/15/28	259,392	295,127
6.00%, 01/15/28 to 04/20/29	740,012	833,561
5.50%, 05/15/33 to 10/15/34	1,616,222	1,820,997
5.00%, 11/20/37	2,848,071	3,138,121
Pass Through Ctfs., TBA, 4.00%, 07/01/44(b)	4,500,000	4,817,109
		13,028,217
Total U.S. Government Sponsored Agency Mortgage- Backed Securities (Cost $480,205,840)		486,658,536

Asset-Backed Securities–37.61%
American Home Mortgage Investment Trust, Series 2005-1, Class 7A1, Floating Rate Pass Through Ctfs., 2.32%, 06/25/45(a)	1,771,483	1,794,778
BAMLL-DB Trust, Series 2012-OSI, Class A2FX, Pass Through Ctfs., 3.35%, 04/13/29(c)	4,997,674	5,180,361
Banc of America Funding Trust, Series 2006-3, Class 5A5, Pass Through Ctfs., 5.50%, 03/25/36	256,720	246,154
Banc of America Merrill Lynch Commercial Mortgage Inc., Series 2005-1, Class A4, Variable Rate Pass Through Ctfs., 5.35%, 11/10/42(a)	302,542	304,321
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PWR7, Class AJ, Pass Through Ctfs., 5.17%, 02/11/41	3,050,000	3,116,763
Series 2005-PWR8, Class AJ, Pass Through Ctfs., 4.75%, 06/11/41	5,000,000	5,148,348
Series 2006-T22, Class AJ, Variable Rate Pass Through Ctfs., 5.76%, 04/12/38(a)	4,055,000	4,336,585
Series 2006-T22, Class B, Variable Rate Pass Through Ctfs., 5.76%, 04/12/38(a)(c)	1,750,000	1,862,837
CGBAM Commercial Mortgage Trust, Series 2014-HD, Class B, Floating Rate Pass Through Ctfs., 1.35%, 02/15/31(a)(c)	3,000,000	3,003,731

	Principal Amount	Value
Chase Mortgage Finance Trust, Series 2005-A1, Class 3A1, Floating Rate Pass Through Ctfs., 2.54%, 12/25/35(a)	$99,584	$90,482
CHL Mortgage Pass Through Trust, Series 2004-29, Class 1A1, Floating Rate Pass Through Ctfs., 0.69%, 02/25/35(a)	868,338	829,239
Citigroup Mortgage Loan Trust, Series 2006-AR2, Class 1A2, Floating Rate Pass Through Ctfs., 2.64%, 03/25/36(a)	174,755	164,639
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB3, Class 2A, Floating Rate Pass Through Ctfs., 2.59%, 09/25/34(a)	4,079,632	4,071,921
Series 2004-UST1, Class A4, Floating Rate Pass Through Ctfs., 2.17%, 08/25/34(a)	792,763	796,892
Series 2009-12, Class 5A1, Pass Through Ctfs., 5.50%, 07/25/37(c)	3,096,518	3,274,567
Series 2012-6, Class 2A1, Floating Rate Pass Through Ctfs., 2.38%, 08/25/36(a)(c)	3,137,269	3,193,514
COMM Mortgage Trust, Series 2013-FL3, Class B, Floating Rate Pass Through Ctfs., 2.30%, 10/13/28(a)(c)	5,000,000	5,043,918
Credit Suisse Mortgage Trust, Series 2010-6R, Class 1A1, Pass Through Ctfs., 5.50%, 02/27/37 (Acquired 12/22/10 Cost $123,191)(c)	119,603	121,588
GCCFC Commercial Mortgage Trust, Series 2005-GG3, Class B, Pass Through Ctfs., 4.89%, 08/10/42	2,686,000	2,728,956
GSAA Home Equity Trust, Series 2007-7, Class A4, Floating Rate Pass Through Ctfs., 0.42%, 07/25/37(a)	111,125	96,457
Hilton USA Trust, Series 2013-HLT, Class BFX, Pass Through Ctfs., 3.37%, 11/05/30(c)	6,500,000	6,689,384
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP3, Class AJ, Variable Rate Pass Through Ctfs., 5.17%, 08/15/42(a)	5,000,000	5,173,545
JP Morgan Mortgage Trust,
Series 2005-A3, Class 6A5, Floating Rate Pass Through Ctfs., 2.56%, 06/25/35(a)	2,257,490	2,281,864
Series 2005-A6, Class 7A1, Floating Rate Pass Through Ctfs., 2.74%, 08/25/35(a)	1,936,525	1,865,348
Series 2013-2, Class A2, Variable Rate Pass Through Ctfs., 3.50%, 05/25/43(a)(c)	4,458,762	4,502,556
Series 2014-1, Class 1A17, Variable Rate Pass Through Ctfs., 4.00%, 01/25/44(a)(c)	7,767,384	8,086,150

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco U.S. Mortgage Fund

	Principal Amount	Value
JP Morgan Resecuritization Trust,
Series 2009-5, Class 1A1, Floating Rate Pass Through Ctfs., 2.61%, 07/26/36(a)(c)	$7,854,901	$7,952,255
Series 2009-7, Class 5A1, Pass Through Ctfs., 6.00%, 02/27/37 (Acquired 08/23/11 Cost $1,061,372)(c)	1,040,561	1,077,535
La Hipotecaria El Salvadorian Mortgage Trust (Panama), Series 2013-1A, Class A, Pass Through Ctfs., 3.50%, 10/25/41 (Acquired 04/22/13 Cost $6,340,783)(c)	6,126,360	6,421,191
La Hipotecaria Panamanian Mortgage Trust (Panama), Series 2010-1GA, Class A, Floating Rate Pass Through Ctfs., 2.75%, 09/08/39 (Acquired 11/05/10-06/05/12 Cost $9,992,160)(a)(c)	9,657,991	10,011,117
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AJ, Pass Through Ctfs., 5.32%, 11/15/40	5,420,000	5,681,772
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2, Pass Through Ctfs., 2.77%, 01/20/41(c)	3,350,000	3,395,959
Luminent Mortgage Trust,
Series 2005-1, Class A1, Floating Rate Pass Through Ctfs., 0.41%, 11/25/35(a)	4,006,601	3,640,362
Series 2006-1, Class A1, Floating Rate Pass Through Ctfs., 0.39%, 04/25/36(a)	115,714	80,518
Merrill Lynch Mortgage Investors Trust,
Series 2004-A, Class A2, Floating Rate Pass Through Ctfs., 0.83%, 04/25/29(a)	285,768	279,381
Series 2005-A, Class A1, Floating Rate Pass Through Ctfs., 0.61%, 03/25/30(a)	2,288,741	2,273,636
Morgan Stanley Capital I Trust, Series 2006-HQ9, Class AJ, Pass Through Ctfs., 5.79%, 07/12/44	7,945,000	8,561,250
RALI Trust, Series 2006-QO2, Class A2, Floating Rate Pass Through Ctfs., 0.42%, 02/25/46(a)	73,696	37,154
RBSSP Resecuritization Trust,
Series 2009-13, Class 10A3, Floating Rate Pass Through Ctfs., 2.61%, 01/26/36(a)(c)	1,907,964	1,938,100
Series 2010-1, Class 2A1, Floating Rate Pass Through Ctfs., 2.28%, 07/26/45 (Acquired 01/31/11 Cost $3,273,579)(a)(c)	3,285,901	3,319,913
Sequoia Mortgage Trust,
Series 2013-4, Class A3, Variable Rate Pass Through Ctfs., 1.55%, 04/25/43(a)	2,779,239	2,576,377
Series 2013-6, Class A2, Variable Rate Pass Through Ctfs., 3.00%, 05/25/43(a)	4,275,622	4,006,639
Series 2013-7, Class A2, Variable Rate Pass Through Ctfs., 3.00%, 06/25/43(a)	4,783,463	4,602,210

	Principal Amount	Value
Shellpoint Asset Funding Trust, Series 2013-1, Class A3, Variable Rate Pass Through Ctfs., 3.75%, 07/25/43(a)(c)	$4,256,111	$4,097,094
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-13, Class A2, Floating Rate Pass Through Ctfs., 0.45%, 09/25/34(a)	871,950	785,245
Series 2004-6, Class 3A2, Floating Rate Pass Through Ctfs., 2.39%, 06/25/34(a)	4,949,754	5,090,458
Structured Asset Mortgage Investments, II Trust., Series 2005-AR2, Class 2A1, Floating Rate Pass Through Ctfs., 0.38%, 05/25/45(a)	2,039,452	1,854,969
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C18, Class A3, Pass Through Ctfs., 4.79%, 04/15/42	1,385,739	1,384,699
Series 2005-C20, Class AJ, Variable Rate Pass Through Ctfs., 5.33%, 07/15/42(a)	500,000	523,010
Series 2005-C21, Class AJ, Variable Rate Pass Through Ctfs., 5.41%, 10/15/44(a)	1,254,000	1,312,894
WaMu Mortgage Pass Through Ctfs., Series 2005-AR12, Class 1A8, Floating Rate Pass Through Ctfs., 2.35%, 10/25/35(a)	6,212,917	6,072,461
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-K, Class 1A2, Floating Rate Pass Through Ctfs., 2.62%, 07/25/34(a)	3,269,506	3,323,134
Series 2005-AR2, Class 2A2, Floating Rate Pass Through Ctfs., 2.61%, 03/25/35(a)	451,121	462,910
Series 2006-AR8, Class 2A3, Floating Rate Pass Through Ctfs., 2.62%, 04/25/36(a)	1,566,428	1,540,478
Total Asset-Backed Securities (Cost $164,240,710)		166,307,619

U.S. Treasury Securities–0.32%
U.S. Treasury Bills–0.08%
0.04%, 11/13/14(d)	35,000	34,994
0.05%, 11/13/14(d)	335,000	334,943
		369,937

U.S. Treasury Notes–0.24%
3.25%, 12/31/16(e)	1,000,000	1,064,159
Total U.S. Treasury Securities (Cost $1,375,016)		1,434,096

	Shares
Money Market Funds–1.16%
Liquid Assets Portfolio–Institutional Class(f)	2,568,962	2,568,962
Premier Portfolio–Institutional Class(f)	2,568,961	2,568,961
Total Money Market Funds (Cost $5,137,923)		5,137,923
TOTAL INVESTMENTS–149.14% (Cost $650,959,489)		659,538,174
OTHER ASSETS LESS LIABILITIES–(49.14)%		(217,319,397)
NET ASSETS–100.00%		$442,218,777

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco U.S. Mortgage Fund

Investment Abbreviations:

ACES	– Automatically Convertible Extendable Security
ARM	– Adjustable Rate Mortgage
BAL	– Balloon
Ctfs.	– Certificates
IO	– Interest Only
PO	– Principal Only
REMIC	– Real Estate Mortgage Investment Conduits
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2014.
(b)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1H.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2014 was $79,171,770, which represented 17.90% of the Fund’s Net Assets.
(d)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1I and Note 4.
(f)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By security type, based on Total Investments

as of June 30, 2014

U.S. Government Sponsored Agency Mortgage-Backed Securities	73.8%
Asset-Backed Securities	25.2
U.S. Treasury Securities	0.2
Money Market Funds	0.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco U.S. Mortgage Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Assets:
Investments, at value (Cost $645,821,566)	$654,400,251
Investments in affiliated money market funds, at value and cost	5,137,923
Total investments, at value (Cost $650,959,489)	659,538,174
Cash	34,193
Receivable for:
Investments sold	5,304,097
Fund shares sold	71,409
Dividends and interest	1,756,394
Principal paydowns	105,001
Investment for trustee deferred compensation and retirement plans	66,213
Other assets	215,352
Total assets	667,090,833

Liabilities:
Payable for:
Investments purchased	223,626,337
Fund shares reacquired	425,820
Dividends	446,536
Variation margin — futures	23,727
Accrued fees to affiliates	209,793
Accrued trustees’ and officers’ fees and benefits	454
Accrued other operating expenses	61,833
Trustee deferred compensation and retirement plans	77,556
Total liabilities	224,872,056
Net assets applicable to shares outstanding	$442,218,777

Net assets consist of:
Shares of beneficial interest	$568,995,229
Undistributed net investment income	(4,124,936)
Undistributed net realized gain (loss)	(131,273,310)
Net unrealized appreciation	8,621,794
$442,218,777

Net Assets:
Class A	$428,746,812
Class B	$2,623,304
Class C	$7,155,450
Class Y	$3,683,445
Class R5	$9,766

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	34,175,860
Class B	210,180
Class C	574,372
Class Y	292,552
Class R5	776
Class A:
Net asset value per share	$12.55
Maximum offering price per share
(Net asset value of $12.55 ÷ 95.75%)	$13.11
Class B:
Net asset value and offering price per share	$12.48
Class C:
Net asset value and offering price per share	$12.46
Class Y:
Net asset value and offering price per share	$12.59
Class R5:
Net asset value and offering price per share	$12.59

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco U.S. Mortgage Fund

Statement of Operations

For the six months ended June 30, 2014

(Unaudited)

Investment income:
Interest	$7,326,534
Dividends from affiliated money market funds	1,426
Total investment income	7,327,960

Expenses:
Advisory fees	1,042,369
Administrative services fees	60,927
Custodian fees	20,264
Distribution fees:
Class A	519,773
Class B	14,329
Class C	36,316
Transfer agent fees — A, B, C and Y	318,807
Transfer agent fees — R5	5
Trustees’ and officers’ fees and benefits	15,565
Other	134,784
Total expenses	2,163,139
Less: Fees waived and expense offset arrangement(s)	(5,187)
Net expenses	2,157,952
Net investment income	5,170,008

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	7,186,529
Futures contracts	(605,805)
6,580,724
Change in net unrealized appreciation (depreciation) of:
Investment securities	6,203,498
Futures contracts	(288,295)
5,915,203
Net realized and unrealized gain	12,495,927
Net increase in net assets resulting from operations	$17,665,935

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco U.S. Mortgage Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2014 and the year ended December 31, 2013

(Unaudited)

	June 30, 2014	December 31, 2013
Operations:
Net investment income	$5,170,008	$8,074,964
Net realized gain (loss)	6,580,724	(4,045,559)
Change in net unrealized appreciation (depreciation)	5,915,203	(12,215,849)
Net increase (decrease) in net assets resulting from operations	17,665,935	(8,186,444)

Distributions to shareholders from net investment income:
Class A	(10,232,489)	(18,165,658)
Class B	(57,389)	(125,354)
Class C	(145,023)	(302,885)
Class Y	(68,479)	(125,279)
Class R5	(241)	(397)
Total distributions from net investment income	(10,503,621)	(18,719,573)

Share transactions–net:
Class A	(19,228,225)	(64,577,974)
Class B	(620,016)	(2,305,725)
Class C	(751,474)	(3,650,135)
Class Y	1,379,386	(1,331,835)
Net increase (decrease) in net assets resulting from share transactions	(19,220,329)	(71,865,669)
Net increase (decrease) in net assets	(12,058,015)	(98,771,686)

Net assets:
Beginning of period	454,276,792	553,048,478
End of period (includes undistributed net investment income of $(4,124,936) and $1,208,677, respectively)	$442,218,777	$454,276,792

Notes to Financial Statements

June 30, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco U.S. Mortgage Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of fifteen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide a high level of current income, with liquidity and safety of principal.

The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Class R5. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R5 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

10                         Invesco U.S. Mortgage Fund

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date.
D.

Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s

11                         Invesco U.S. Mortgage Fund

taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets. Prior to June 1, 2010, incremental transfer agency fees which were unique to each class of shares were charged to the operations of such class.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Dollar Rolls and Forward Commitment Transactions — The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions are considered borrowings under the 1940 Act.

Dollar roll transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar rolls transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

I.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
J.	Other Risks — The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
K.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

12                         Invesco U.S. Mortgage Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $1 billion	0.47%
Next $500 million	0.445%
Next $500 million	0.42%
Next $500 million	0.395%
Next $2.5 billion	0.37%
Next $2.5 billion	0.345%
Next $2.5 billion	0.32%
Next $2.5 billion	0.295%
Over $12.5 billion	0.27%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Class R5 shares to 1.50%, 2.25%, 2.25%, 1.25% and 1.25%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under the expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2014, the Adviser waived advisory fees of $4,439.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended June 30, 2014, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2014, IDI advised the Fund that IDI retained $4,839 in front-end sales commissions from the sale of Class A shares and $28, $1,170 and $75 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

13                         Invesco U.S. Mortgage Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$5,137,923	$—	$—	$5,137,923
U.S. Treasury Securities	—	1,434,096	—	1,434,096
U.S. Government Sponsored Securities	—	486,658,536	—	486,658,536
Asset-Backed Securities	—	166,307,619	—	166,307,619
	5,137,923	654,400,251	—	659,538,174
Futures*	43,109	—	—	43,109
Total Investments	$5,181,032	$654,400,251	$—	$659,581,283

*	Unrealized appreciation.

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2014:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Interest rate risk
Futures contracts(a)	$172,979	$(129,870)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended June 30, 2014

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Interest rate risk	$(605,805)
Change in Unrealized Appreciation (Depreciation)
Interest rate risk	$(288,295)
Total	$(894,100)

The table below summarizes the average notional value of futures contracts outstanding during the period.

Futures
Average notional value	$94,454,637

14                         Invesco U.S. Mortgage Fund

Open Futures Contracts at Period-End
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	Short	261	September-2014	$(57,313,969)	$56,535
U.S. Treasury 5 Year Notes	Short	367	September-2014	(43,842,164)	(23,918)
U.S. Treasury 10 Year Notes	Short	211	September-2014	(26,411,266)	(105,952)
U.S. Treasury 30 Year Bonds	Long	32	September-2014	4,390,000	46,682
Ultra U.S. Treasury Bonds	Long	27	September-2014	4,048,313	69,762
Total Interest Rate Risk					$43,109

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of June 30, 2014.

Assets:
	Gross amounts presented in Statement of Assets & Liabilities(a)	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of assets presented in the Statement of Assets and Liabilities	Collateral Received
Counterparty				Financial Instruments	Cash	Net Amount
Goldman Sachs & Co.	$172,979	$(129,870)	$43,109	$—	$—	$43,109

Liabilities:
	Gross amounts presented in Statement of Assets & Liabilities(a)	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of liabilities presented in the Statement of Assets and Liabilities	Collateral Pledged
Counterparty				Financial Instruments	Cash	Net Amount
Goldman Sachs & Co.	$129,870	$(129,870)	$—	$—	$—	$—

(a)	Includes cumulative appreciation (depreciation) of futures contracts.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2014, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $748.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund’s total assets.

15                         Invesco U.S. Mortgage Fund

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2013, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
December 31, 2014	$12,228,940	$—	$12,228,940
December 31, 2015	18,400,921	—	18,400,921
December 31, 2016	91,151,310	—	91,151,310
Not subject to expiration	14,449,403	1,270,160	15,719,563
	$136,230,574	$1,270,160	$137,500,734

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2014 was $1,211,118,632 and $1,187,345,974, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$11,647,521
Aggregate unrealized (depreciation) of investment securities	(3,093,482)
Net unrealized appreciation of investment securities	$8,554,039

Cost of investments for tax purposes is $650,984,135.

16                         Invesco U.S. Mortgage Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended June 30, 2014(a)		Year ended December 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	354,335	$4,411,861	1,139,557	$14,539,629
Class B	2,927	36,297	45,634	577,025
Class C	43,178	534,017	169,393	2,151,995
Class Y	141,708	1,768,082	90,497	1,165,042

Issued as reinvestment of dividends:
Class A	596,225	7,440,571	1,034,477	13,061,779
Class B	4,089	50,751	8,196	103,128
Class C	8,962	111,060	16,384	205,278
Class Y	3,726	46,663	8,172	103,843

Automatic conversion of Class B shares to Class A shares:
Class A	26,822	334,015	92,276	1,171,812
Class B	(26,954)	(334,015)	(92,742)	(1,171,812)

Reacquired:
Class A	(2,523,826)	(31,414,672)	(7,369,656)	(93,351,194)
Class B	(30,142)	(373,049)	(143,117)	(1,814,066)
Class C	(113,024)	(1,396,551)	(478,952)	(6,007,408)
Class Y	(34,801)	(435,359)	(204,462)	(2,600,720)
Net increase (decrease) in share activity	(1,546,775)	$(19,220,329)	(5,684,343)	$(71,865,669)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 19% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

17                         Invesco U.S. Mortgage Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(b)
Class A
Six months ended 06/30/14	$12.35	$0.14	$0.35	$0.49	$(0.29)	$12.55	4.03	%(c)(d)	$428,747	0.96	%(d)(e)	0.96	%(d)(e)	2.35	%(d)(e)	192%
Year ended 12/31/13	13.02	0.21	(0.40)	(0.19)	(0.48)	12.35	(1.51	)(c)(d)	441,028	0.94	(d)	0.94	(d)	1.63	(d)	475
Year ended 12/31/12	12.99	0.25	0.33	0.58	(0.55)	13.02	4.54	(c)	531,547	0.94		0.94		1.88		451
Year ended 12/31/11	13.00	0.39	0.26	0.65	(0.66)	12.99	5.06	(c)	564,871	0.90		0.90		2.99		395
Year ended 12/31/10	12.75	0.40	0.28	0.68	(0.43)	13.00	5.41	(c)	610,214	0.91		0.91		3.07		370
Year ended 12/31/09	12.22	0.38	0.49	0.87	(0.34)	12.75	7.19	(f)	687,365	0.96		0.96		3.03		589
Class B
Six months ended 06/30/14	12.28	0.09	0.35	0.44	(0.24)	12.48	3.65	(c)	2,623	1.72	(e)	1.72	(e)	1.59	(e)	192
Year ended 12/31/13	12.95	0.11	(0.40)	(0.29)	(0.38)	12.28	(2.28	)(c)	3,197	1.70		1.70		0.87		475
Year ended 12/31/12	12.93	0.15	0.32	0.47	(0.45)	12.95	3.67	(c)	5,729	1.69		1.69		1.13		451
Year ended 12/31/11	12.92	0.29	0.27	0.56	(0.55)	12.93	4.43	(c)	8,186	1.66		1.66		2.23		395
Year ended 12/31/10	12.67	0.31	0.27	0.58	(0.33)	12.92	4.64	(c)	13,574	1.67		1.67		2.37		370
Year ended 12/31/09	12.15	0.28	0.49	0.77	(0.25)	12.67	6.35	(g)	22,787	1.71		1.71		2.24		589
Class C
Six months ended 06/30/14	12.26	0.09	0.35	0.44	(0.24)	12.46	3.65	(c)	7,155	1.72	(e)	1.72	(e)	1.59	(e)	192
Year ended 12/31/13	12.93	0.11	(0.40)	(0.29)	(0.38)	12.26	(2.29	)(c)	7,788	1.70		1.70		0.87		475
Year ended 12/31/12	12.90	0.15	0.33	0.48	(0.45)	12.93	3.75	(c)	12,003	1.69		1.69		1.13		451
Year ended 12/31/11	12.91	0.29	0.25	0.54	(0.55)	12.90	4.27	(c)	9,308	1.66		1.66		2.23		395
Year ended 12/31/10	12.66	0.30	0.28	0.58	(0.33)	12.91	4.64	(c)	9,559	1.67		1.67		2.33		370
Year ended 12/31/09	12.14	0.28	0.49	0.77	(0.25)	12.66	6.36	(h)	12,159	1.71		1.71		2.26		589
Class Y(i)
Six months ended 06/30/14	12.39	0.16	0.35	0.51	(0.31)	12.59	4.15	(c)	3,683	0.72	(e)	0.72	(e)	2.59	(e)	192
Year ended 12/31/13	13.07	0.24	(0.41)	(0.17)	(0.51)	12.39	(1.32	)(c)	2,254	0.70		0.70		1.87		475
Year ended 12/31/12	13.04	0.28	0.33	0.61	(0.58)	13.07	4.79	(c)	3,759	0.69		0.69		2.13		451
Year ended 12/31/11	13.04	0.42	0.27	0.69	(0.69)	13.04	5.40	(c)	1,721	0.66		0.66		3.23		395
Year ended 12/31/10	12.79	0.42	0.30	0.72	(0.47)	13.04	5.65	(c)	2,353	0.67		0.67		3.26		370
Year ended 12/31/09	12.26	0.42	0.48	0.90	(0.37)	12.79	7.42	(j)	23,905	0.71		0.71		3.35		589
Class R5
Six months ended 06/30/14	12.39	0.16	0.35	0.51	(0.31)	12.59	4.17	(c)	10	0.68	(e)	0.68	(e)	2.63	(e)	192
Year ended 12/31/13	13.06	0.25	(0.41)	(0.16)	(0.51)	12.39	(1.23	)(c)	10	0.66		0.66		1.91		475
Year ended 12/31/12	13.03	0.28	0.33	0.61	(0.58)	13.06	4.80	(c)	10	0.65		0.65		2.17		451
Year ended 12/31/11	13.04	0.43	0.26	0.69	(0.70)	13.03	5.38	(c)	10	0.63		0.63		3.26		395
Year ended 12/31/10(k)	13.06	0.35	(0.09)	0.26	(0.28)	13.04	2.00	(c)	10	0.59	(l)	0.59	(l)	4.51	(l)	370

(a)	Calculated using average shares outstanding.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended June 30, 2014 and the year ended December 31, 2013.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $434,201, $2,890, $7,323, $2,814 and $10 for Class A, Class B, Class C, Class Y and Class R5 shares, respectively.
(f)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(g)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(h)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(i)	On June 1, 2010, the Fund’s former Class I shares of Invesco Van Kampen U.S. Mortgage Fund were reorganized into Class Y shares of the Fund.
(j)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.
(k)	Commencement date of June 1, 2010.
(l)	Annualized.

18                         Invesco U.S. Mortgage Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (01/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/14)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/14)	Expenses Paid During Period[2]
A	$1,000.00	$1,040.30	$4.86	$1,020.03	$4.81	0.96%
B	1,000.00	1,036.50	8.68	1,016.27	8.60	1.72
C	1,000.00	1,036.50	8.68	1,016.27	8.60	1.72
Y	1,000.00	1,041.50	3.64	1,021.22	3.61	0.72
R5	1,000.00	1,041.70	3.44	1,021.42	3.41	0.68

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2014 through June 30, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

19                         Invesco U.S. Mortgage Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco U.S. Mortgage Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper U.S. Mortgage Funds Index. The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one and three year periods and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

20                         Invesco U.S. Mortgage Fund

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was the same as the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that the Fund’s rate was above the sub-adviser effective rate of one such mutual fund sub-advised by Invesco Advisers.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to a client account that is managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fee rates charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a more comparable scope of services. The Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients to support the difference in fees.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds are fair and reasonable.

21                         Invesco U.S. Mortgage Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526	VK-USM-SAR-1	Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of August 20, 2014, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 20, 2014, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a)(1)	Not applicable.

12(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Growth Series (Invesco Growth Series)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	September 8, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	September 8, 2014

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	September 8, 2014

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.